American High-Income Municipal Bond Fund®
Investment portfolio
October 31, 2025
unaudited

Bonds, notes & other debt instruments 93.10% Alabama 2.36%	Principal amount (000)	Value (000)
Lower Alabama Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2033 (put 9/1/2033)	USD1,600	$1,703
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-B, AMT, 4.625% 6/1/2055 (put 6/1/2032) (a)	9,325	9,430
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-A, AMT, 5.00% 6/1/2055 (put 6/1/2032) (a)	21,325	21,968
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-B, 5.00% 10/1/2035	13,700	14,278
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)	895	994
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	5,945	6,461
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	24,140	26,227
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-E, 5.00% 12/1/2055 (put 5/1/2035)	13,230	14,338
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	12,610	13,684
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/ 2026)	4,140	4,169
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/ 2029)	19,550	20,089
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	9,150	9,934
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)	280	283
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	9,295	9,608
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	1,055	1,146
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-B, 5.00% 9/1/2033	7,630	7,935
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	1,425	1,536
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/ 2031)	12,420	13,708
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-B-1, 5.75% 4/1/2054 (put 11/1/ 2031)	3,510	3,947
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/ 2032)	13,400	14,723
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.50% 10/1/2054	2,225	2,268
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.00% 10/1/2056	1,110	1,073
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2019, AMT, 5.75% 10/1/2049	5,220	5,297
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020, AMT, 6.375% 11/1/2050 (put 11/1/2030)	1,755	1,937
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 10/1/2030	4,510	4,529
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041	555	605
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2043	900	962
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2049	1,680	1,753
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.50% 10/1/2053	2,670	2,817
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-B, AMT, 4.75% 12/1/2054	10,060	9,410
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-A, AMT, 5.00% 6/1/2054	960	933
American High-Income Municipal Bond Fund — Page 1 of 117

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Bonds, notes & other debt instruments (continued) Alabama (continued)	Principal amount (000)	Value (000)
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 3/1/2033 (b)	USD2,500	$250
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035	9,470	9,351
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM, 5.00% 8/1/2056	850	864
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 3.45% 11/1/2033 (put 10/1/2031)	465	470
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	1,675	1,731
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/ 2032)	8,925	9,673
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-A, 5.00% 11/1/2035	10,280	10,970
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	6,130	6,606
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/ 2035)	12,940	13,863
Southeast Energy Auth., Cooperative Dist., Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/2035)	1,785	1,983
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 11/1/2051 (put 10/ 1/2028)	1,270	1,299
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	10,570	10,885
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 3), Series 2022-A-1, 5.50% 1/1/2053 (put 12/ 1/2029)	1,785	1,935
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-C, 5.00% 10/1/2055 (put 11/1/ 2032)	9,495	10,319
		307,944
Alaska 0.06%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 2.15% 6/1/2026	450	446
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	600	648
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2033	1,780	1,781
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2034	1,780	1,781
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2029	1,780	1,781
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2031	1,335	1,336
		7,773
American Samoa 0.09%
Econ. Dev. Auth., General Rev. Bonds, Series 2021-A, 5.00% 9/1/2038 (a)	1,340	1,366
Econ. Dev. Auth., Rev. Ref. Bonds, Series 2015-A, 7.125% 9/1/2038 (a)	9,820	10,493
		11,859
Arizona 2.91%
City of Chandler, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (Intel Corp. Project), Series 2022-2, AMT, 5.00% 9/1/2052 (put 9/1/2027)	4,445	4,520
Coconino County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Nevada Power Company Projects), Series 2017-A, AMT, 4.125% 9/1/2032 (put 3/31/2026)	890	892
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.125% 7/1/2033	425	364
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 11/15/2026	170	168
American High-Income Municipal Bond Fund — Page 2 of 117

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 11/15/2036	USD630	$603
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 11/15/2046	1,375	1,221
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 4.00% 7/ 1/2028	255	254
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/ 1/2033	925	936
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/ 1/2048	2,750	2,528
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks - Insirata Pointe), Series 2020-A, 5.00% 5/15/2056	5,330	4,607
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 4.00% 5/15/2026	575	573
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	1,995	1,968
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.81%) 2.87% 1/1/2037 (c)	8,160	8,021
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2037	975	973
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038	535	527
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2039	670	655
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2040	715	690
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2050	885	777
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051	725	607
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061	4,510	3,629
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2041	1,555	1,427
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2051	3,970	3,323
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061	5,480	4,417
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2039 (a)	3,910	3,869
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2049 (a)	7,020	6,386
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2054 (a)	5,310	4,734
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-A, 4.00% 7/1/2042	14,090	12,285
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2052	4,820	4,161
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2057	2,430	2,057
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 7/1/2038 (a)	1,240	1,248
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2039 (a)	685	686
American High-Income Municipal Bond Fund — Page 3 of 117

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 7/1/2047 (a)	USD1,960	$1,847
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 7/1/2048 (a)	2,220	2,220
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2049 (a)	2,560	2,366
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 7/1/2051 (a)	500	470
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 7/1/2053 (a)	3,335	3,336
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2054 (a)	1,775	1,615
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2025-A, 4.875% 7/1/2060 (put 7/1/2035) (a)	890	894
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 7/1/2027 (a)	825	825
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2037 (a)	600	604
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2037 (a)	560	563
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037 (a)	1,330	1,335
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2047 (a)	1,885	1,799
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2047 (a)	1,880	1,794
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047 (a)	2,825	2,786
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050 (a)	10,055	9,961
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051 (a)	4,455	4,174
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2051 (a)	1,380	1,293
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029	445	436
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039	4,505	4,516
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049	5,890	5,445
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Pebble Campus Projects), Series 2020-A, 5.00% 7/15/2050 (a)	1,125	1,034
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2040 (a)	1,645	1,493
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2050 (a)	2,295	1,848
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2038 (a)	1,730	1,742
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2048 (a)	2,875	2,879
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), Series 2020-A-1, 5.00% 7/15/2040 (a)	2,010	2,023
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029 (a)	4,580	4,442
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 3.00% 12/15/2031 (a)	650	610
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 4.00% 12/15/2051 (a)	1,065	824
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 12/15/2029 (a)	310	307
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2039 (a)	385	386
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2049 (a)	705	647
American High-Income Municipal Bond Fund — Page 4 of 117

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	USD8,494	$8,678
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 1.016% 5/20/2033 (c)(d)	140,970	4,808
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	25,044	25,224
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 4.375% 2/15/2028 (a)	610	609
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 5.00% 2/15/2046 (a)	4,795	4,461
County of Maricopa, Industrial Dev. Auth., Charter School Rev. Bonds (Paradis Schools Projects), Series 2025, 5.625% 7/1/2045 (a)	470	471
County of Maricopa, Industrial Dev. Auth., Charter School Rev. Bonds (Paradis Schools Projects), Series 2025, 5.875% 7/1/2060 (a)	820	821
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038 (a)	1,780	1,833
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2052 (a)	3,225	3,256
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 2.10% 7/1/2026 (a)	295	289
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 2.625% 7/1/2031 (a)	2,990	2,765
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2039 (a)	3,105	3,158
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041 (a)	910	822
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044 (a)	9,235	7,298
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045	2,735	2,774
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2049 (a)	4,235	4,094
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 7/1/2050	3,620	3,069
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051 (a)	2,205	1,802
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2054 (a)	4,470	4,266
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2056 (a)	1,190	953
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2036 (a)	2,875	2,880
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2047 (a)	9,385	8,600
County of Maricopa, Industrial Dev. Auth., Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2022, AMT, 4.00% 10/15/2047 (a)	7,310	6,234
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-E, 3.00% 1/1/2049	3,890	2,932
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-F, 3.00% 1/1/2049	900	678
County of Maricopa, Industrial Dev. Auth., Sales Tax Rev. Bonds (Verrado Marketplace Project), Series 2025, 4.375% 5/1/2033 (a)	4,415	4,345
County of Maricopa, Industrial Dev. Auth., Senior Living Fac. Rev. Bonds (Christian Care Surprise, Inc. Project), Series 2016, 6.00% 1/1/2048 (a)	1,195	1,036
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	1,780	1,653
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Palo Verde Project), Series 2009-B, 3.60% 4/1/2040	2,335	2,167
American High-Income Municipal Bond Fund — Page 5 of 117

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	USD3,565	$3,037
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	3,610	3,075
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035 (a)	5,615	5,616
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035 (a)	1,335	1,335
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045 (a)	1,500	1,441
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046 (a)	6,295	6,042
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 7/1/2026 (a)	540	541
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035 (a)	3,140	3,142
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2041 (a)	11,385	11,388
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045 (a)	880	859
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2046 (a)	2,475	2,391
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2019, 5.00% 6/15/2034 (a)	505	505
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041 (a)	7,550	6,653
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041 (a)	660	582
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2051 (a)	2,020	1,596
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2057 (a)	610	468
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2039 (a)	585	585
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2049 (a)	1,090	1,011
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2052 (a)	1,910	1,743
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2029 (a)	250	251
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2034 (a)	350	351
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2039 (a)	440	433
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2049 (a)	1,335	1,216
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2051 (a)	3,990	3,152
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2057 (a)	4,805	3,688
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.75% 11/15/2042 (a)	2,665	2,898
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.875% 11/15/2052 (a)	7,550	8,105
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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 7.00% 11/15/2057 (a)	USD5,550	$5,972
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1, LLC Project), Series 2021-B, AMT, 5.50% 10/1/2033 (e)	4,093	4,325
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1, LLC Project), CAB, Series 2021-B, AMT, 5.50% 10/1/2033 (a)(e)	11,973	12,652
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2044 (a)	1,985	1,914
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2054 (a)	3,150	2,891
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2023, 5.75% 6/15/2058 (a)	1,535	1,543
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2059 (a)	3,050	2,761
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2064 (a)	885	791
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2038	6,390	6,019
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2046	4,890	4,075
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-B, 4.00% 12/1/2056	2,130	1,648
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 12/1/ 2054	1,850	1,654
County of Yavapai, Industrial Dev. Auth., Hospital Rev. Bonds (Yavapai Regional Medical Center), Series 2019, 4.00% 8/1/2043	955	904
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027	4,025	3,865
		380,714
Arkansas 0.77%
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2022, AMT, 5.45% 9/1/2052	12,770	12,833
Dev. Fin. Auth., Environmental Improvement Rev. Green Bonds (United States Steel Corp. Project), Series 2023, AMT, 5.70% 5/1/2053	2,580	2,635
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049 (a)	48,805	47,187
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 9/1/2049 (a)	39,080	38,081
		100,736
California 7.38%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037) (e)	530	305
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037) (e)	1,770	1,016
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible CAB, Series 2022-C-2, AGI, 0% 10/1/2052 (5.45% on 10/1/2037) (e)	2,020	1,156
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2031	130	132
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2032	140	142
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2033	275	278
Trustees of the California State University, Systemwide Rev. Bonds, Series 2025-A, 5.25% 11/1/2056	4,450	4,828
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	1,445	1,600
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2035	615	433
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2036	USD665	$444
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2040	4,450	2,486
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2042	7,120	3,514
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	11,565	11,820
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-C, 5.25% 1/1/2054 (put 10/ 1/2031)	1,780	1,910
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	14,605	15,917
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	3,130	3,364
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/ 1/2032)	1,705	1,812
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/ 2032)	4,245	4,604
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	15,805	17,288
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/ 1/2032)	10,395	11,159
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	7,420	7,931
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	3,525	3,782
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/ 1/2035)	4,515	4,960
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046 (a)	5,920	4,994
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047 (a)	35,830	27,629
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056 (a)	7,660	6,335
Community Housing Agcy., Essential Housing Rev. Bonds (K Street Flats), Series 2021-A-2, 4.00% 8/1/2050 (a)	3,735	2,943
Community Housing Agcy., Essential Housing Rev. Bonds (Summit at Sausalito Apartments), Series 2021-A-2, 4.00% 2/1/2050 (a)	12,400	9,439
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 4.00% 8/1/2051 (a)	27,660	12,393
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 8/1/2049 (a)	4,910	4,537
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2034	890	657
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2036	980	655
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 9/1/2029	545	548
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057 (a)	1,575	1,129
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057 (a)	11,925	8,754
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057 (a)	2,365	1,673
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia on Santa Rosa Creek), Series 2021-A, 4.00% 10/1/2056 (a)	1,785	1,474
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia On Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046 (a)	12,645	10,202
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047 (a)	11,135	8,867
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057 (a)	2,585	1,767
American High-Income Municipal Bond Fund — Page 8 of 117

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057 (a)	USD2,135	$1,580
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (CTR City Anaheim), Series 2020-A, 5.00% 1/1/2054 (a)	1,000	914
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Dublin), Series 2021-A-2, 3.00% 2/1/2057 (a)	2,670	1,849
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-1, 3.00% 6/1/2048 (a)	5,700	4,117
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058 (a)	10,925	8,659
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-B, 4.00% 12/1/2059 (a)	25,825	13,908
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Jefferson-Anaheim), Series 2021-A-1, 2.875% 8/1/2041 (a)	830	766
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043 (a)	5,478	4,468
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-B, 4.00% 7/1/2058 (a)	6,443	3,542
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Monterey Station Apartments), Series 2021-A-2, 3.125% 7/1/2056 (a)	10,670	6,979
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Monterey Station Apartments), Series 2021-B, 4.00% 7/1/2058 (a)	10,000	6,418
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056 (a)	31,650	28,533
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058 (a)	13,165	9,082
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046 (a)	3,755	3,194
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056 (a)	4,390	3,131
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056 (a)	26,480	20,332
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (The Link - Glendale), Series 2021-A-2, 4.00% 7/1/2056 (a)	18,727	14,491
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057 (a)	3,575	2,556
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Towne - Glendale), Series 2022-B, 5.00% 9/1/2037 (a)	900	915
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045 (a)	12,999	10,949
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056 (a)	49,895	40,754
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047 (a)	1,610	1,130
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057 (a)	14,855	8,994
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-A-2, 4.00% 12/1/2058 (a)	3,470	2,461
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-B, 4.00% 12/1/2059 (a)	35,155	19,465
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	695	631
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	695	606
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	10,780	10,818
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047	USD1,915	$1,846
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2044	1,290	1,289
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2038	1,080	678
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2039	890	528
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2040	890	498
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061 (a)	29,555	26,780
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Convertible CAB, Series 2020-B, 0% 7/1/2061 (6.75% on 7/1/2035) (a)(e)	8,900	4,338
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 4.00% 3/1/2043	2,020	1,850
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	6,690	5,011
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2047	1,710	1,693
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2045	5,180	4,878
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.29% 1/15/2035 (c)(d)	28,643	313
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	5,814	6,029
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.825% 3/25/2035 (c)(d)	14,798	587
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.798% 11/20/2035 (c)(d)	58,505	2,456
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	5,679	5,649
Housing Fin. Agcy., Municipal Certs., Series 2021-3, Class X, interest only, 0.764% 8/20/2036 (d)	31,600	1,414
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	16,377	15,799
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class X, 0.297% 9/20/2036 (c)	89,281	1,983
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	12,161	12,582
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), Series 2015, 5.00% 9/15/2036	865	866
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (a)	2,245	1,941
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), CAB, Series 2021-B, 0% 1/1/2061 (a)	19,280	1,692
Infrastructure and Econ. Dev. Bank, Rev. Green Bonds (Brightline West Passenger Rail Project), Series 2025-A, AMT, 9.50% 1/1/2065 (put 1/1/2035) (a)	27,585	22,068
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/ 2036	305	306
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/ 2050	955	837
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	105	103
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	240	222
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2049	585	526
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.25% 5/15/2051	10,365	11,271
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040	2,580	2,171
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)	120	118
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	2,670	3,067
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	890	1,023
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	890	1,002
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	890	1,008
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2037	1,070	1,180
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2038	320	347
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2038	670	735
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2038	1,880	2,085
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	2,050	2,287
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2039	1,215	1,310
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	455	504
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2040	945	1,038
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2040	USD890	$978
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2041	535	569
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	1,125	1,202
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2041	445	484
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	1,780	1,929
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2044	460	487
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2044	500	546
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2045	110	120
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2046	335	362
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	1,780	1,868
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2050	2,140	2,238
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2050	760	796
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	1,325	1,370
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2052	340	354
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	2,660	2,761
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2053	640	672
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	890	939
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2055	145	152
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2034	890	1,018
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	895	1,015
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	1,780	1,933
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	1,785	1,971
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	4,395	4,904
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2041	295	320
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2043	110	117
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2044	435	463
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	590	613
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2047	1,780	1,854
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2047	450	469
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	1,690	1,786
City of Los Angeles, Housing Auth., Multi Family Housing Rev. Bonds (Clarendon Apartments), Series 2024-B, 6.00% 12/1/2062 (a)	14,030	13,483
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042	885	921
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	785	806
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	695	710
Morongo Band of Mission Indians (The), Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042 (a)	10,160	10,285
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	1,355	1,369
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	330	339
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	450	457
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	760	770
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059	395	403
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	660	664
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046	1,545	1,546
Municipal Fin. Auth., Municipal Certs., Series 2025-2, 4.325% 11/20/2040 (c)	4,150	4,184
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.439% 2/20/2041 (c)	9,650	9,010
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.00% 11/1/2035 (a)	USD1,150	$1,221
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.125% 11/1/2040 (a)	1,350	1,401
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.375% 11/1/2045 (a)	465	475
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.625% 11/1/2054 (a)	500	510
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 11/1/2035 (a)	2,035	2,036
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 11/1/2045 (a)	5,600	5,600
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046 (a)	750	723
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2040	2,255	2,073
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2050	2,090	1,753
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, AGI, 4.00% 2/1/2051	3,850	3,543
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046	1,780	1,380
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	4,555	3,408
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 4.00% 10/1/2049	885	788
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 4.00% 10/1/2029 (a)	325	324
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2049 (a)	1,355	1,239
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057 (a)	980	870
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047	6,105	5,362
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2026	460	460
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2030	440	440
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2038	1,555	1,556
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	240	245
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.50% 5/1/2044 (a)	175	177
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.75% 5/1/2054 (a)	235	237
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.875% 5/1/2059 (a)	150	152
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039	375	382
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/ 2042	410	372
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/ 2052	445	363
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039 (a)	465	459
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049 (a)	1,780	1,625
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	2,005	2,098
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	1,925	1,937
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 3.45% 10/1/2041 (put 10/2/2028)	620	622
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	13,805	13,959
Municipal Fin. Auth., Special Fin. Agcy. VII, Essential Housing Rev. Bonds (The Breakwater Apartments), Series 2021-A-2, 4.00% 8/1/2047 (a)	5,265	4,835
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-2, 4.375% 8/1/2049 (a)	4,455	3,810
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057 (a)	11,570	8,383
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-2, 4.00% 12/1/2045 (a)	3,470	2,744
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056 (a)	6,535	4,322
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 4.00% 5/15/2046	260	247
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2051	3,080	2,343
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2054	715	531
American High-Income Municipal Bond Fund — Page 12 of 117

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.81% 7/20/2039 (c)	USD11,668	$11,505
Newport-Mesa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2017, 0% 8/1/2044	1,585	682
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 3.565% 7/1/2027 (c)	2,695	2,700
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/ 2037	1,125	1,202
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/ 2042	535	560
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/ 2047	865	889
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/ 2052	2,085	2,134
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2053	1,000	1,046
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/ 1/2041	635	610
Palomar Health, GO Rev. Ref. Bonds, Series 2017, AGI, 5.00% 11/1/2028	395	388
Palomar Health, GO Rev. Ref. Bonds, Series 2016, AGI, 5.00% 11/1/2042	4,235	3,802
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2030	3,000	2,912
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2039	2,450	2,242
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2029	2,445	2,107
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2031	2,220	1,757
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside), LP Desalination Project), Series 2012, AMT, 5.00% 11/21/2045 (a)	2,890	2,890
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/ 15/2031)	615	607
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 5.875% 6/1/2039 (a)	2,145	2,156
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.20% 6/1/2044 (a)	4,445	4,340
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.50% 6/1/2054 (a)	4,550	4,430
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.375% 6/1/2059 (a)	15,065	14,182
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037	445	445
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2038	3,335	3,437
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048	4,040	4,056
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2022, 5.75% 9/1/2052	3,760	3,916
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	865	745
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041	880	806
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046	1,360	1,151
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051	2,345	1,901
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,610	1,687
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	890	856
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	515	515
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	3,845	3,803
American High-Income Municipal Bond Fund — Page 13 of 117

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	USD2,535	$2,473
County of Riverside, Redev. Agcy., Tax Allocation Bonds (Jurupa Valley Redev. Project Area), CAB, Series 2011-B, 0% 10/1/2039	3,745	2,171
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	2,000	2,039
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	3,555	3,620
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.50% 9/1/2052	4,695	4,815
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052	3,365	3,505
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.55%) 3.52% 6/1/2034 (c)	4,240	4,137
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.25% 5/1/2049	1,155	1,211
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,920	1,684
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,015	862
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2042 (a)	1,780	1,669
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052 (a)	1,325	1,146
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-D, 5.00% 11/1/2055	4,305	4,576
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-E, 5.25% 11/1/2055	10,205	11,071
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036 (a)	390	392
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051 (a)	5,920	5,135
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.25% 9/1/2038 (a)	1,120	1,206
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.50% 9/1/2043 (a)	580	615
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053 (a)	835	882
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.75% 9/1/2053 (a)	685	724
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044	710	711
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2031	595	604
City of San Francisco, Bay Area Rapid Transit Dist., GO Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/ 2050	2,910	2,216
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-A, 3.00% 6/15/2045	2,535	2,053
San Marcos Unified School Dist., GO Rev. Ref. Bonds, 2024 Election, Series 2025-A, 5.25% 8/1/2055	1,215	1,323
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2052 (a)	1,105	1,089
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061 (a)	1,035	1,016
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 10/1/2027 (a)	400	402
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2044 (a)	1,000	1,001
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2029 (a)	USD500	$503
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2048 (a)	1,000	917
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2028 (a)	510	516
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2043 (a)	760	736
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2046 (a)	1,850	1,729
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.125% 6/1/2047 (a)	750	708
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 6/1/2052 (a)	375	352
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2037 (a)	360	361
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2047 (a)	1,470	1,365
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2023-A, 5.75% 7/1/2042 (a)	410	425
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2052 (a)	2,350	2,175
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2047 (a)	1,460	1,383
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049 (a)	880	845
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2027	85	84
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2028	105	103
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2030	150	146
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2031	405	395
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, AGI, 4.50% 12/1/2030	95	95
Southern California Public Power Auth., Ref. Rev. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2033	445	512
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	1,470	1,532
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, 5.00% 7/1/2053	545	570
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/ 1/2051	5,535	4,060
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2034 (a)	275	283
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2039 (a)	370	374
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 12/ 1/2044	4,985	4,985
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.50% 12/ 1/2054	1,255	1,255
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056 (a)	11,440	11,385
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2032 (a)	720	734
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 6/1/2026 (a)	USD700	$699
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036 (a)	2,310	2,318
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046 (a)	3,325	3,203
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2023, 5.75% 9/2/2053	3,065	3,202
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/ 2032	3,060	2,876
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-2, 7.00% 9/2/2054	865	840
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031	635	637
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 4.00% 5/15/2055	2,480	2,352
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.25% 5/15/2055	2,365	2,562
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2045	1,000	1,092
		963,385
Colorado 10.13%
County of Adams, Amber Creek Metropolitan Dist., Limited Tax GO Bonds, Series 2017-B, 7.75% 12/15/2047 (f)	513	513
County of Adams, Amber Creek Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 12/1/2037	1,515	1,515
County of Adams, Amber Creek Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2017-A, 5.125% 12/1/2047	2,082	2,017
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2018-B, 7.25% 12/15/2047 (f)	2,488	2,494
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2038	840	848
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2047	1,200	1,142
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax GO Bonds, Series 2021-A, 4.00% 12/1/2031	424	379
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax GO Bonds, Series 2021-A, 5.00% 12/1/2041	2,387	1,928
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax GO Bonds, Series 2021-A, 5.00% 12/1/2050	4,500	3,357
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax GO Bonds, Series 2021-B, 7.90% 12/15/2050 (f)	1,125	1,122
County of Adams, DIATC Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2039 (a)	1,985	1,993
County of Adams, DIATC Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2049 (a)	3,000	2,963
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax GO and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2041 (a)	1,000	973
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax GO and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2051 (a)	12,463	11,455
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	2,530	2,484
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2024, 5.50% 12/1/2044 (a)	5,670	5,730
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2021, 4.375% 12/1/2052	9,950	8,380
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2024, 5.75% 12/1/2054 (a)	9,840	9,946
County of Arapahoe, Copperleaf Metropolitan Dist. No. 9, Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2051 (f)	5,000	4,016
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 1, Limited Tax GO and Special Rev. Ref. Bonds, Series 2020-A, 5.00% 12/1/2049	3,625	3,492
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2026	USD1,140	$1,138
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2031	555	552
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2041	3,600	3,252
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.25% 12/1/2055	13,079	11,109
County of Arapahoe, Forest Trace Metropolitan Dist. No. 3, GO Limited Tax Bonds. Series 2023-B, 9.00% 12/15/2047 (a)	1,002	1,004
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 4.625% 12/1/2027	722	722
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 5.125% 12/1/2037	570	570
County of Arapahoe, Powhaton Road Metropolitan Dist. No. 3, Limited Tax Supported Rev. Bonds, Series 2021, 5.00% 12/1/2051 (f)	5,960	5,332
County of Arapahoe, Sky Ranch Community Auth. Board Dist. No. 1, Limited Tax Supported Bonds, Series 2024-B, 6.50% 12/15/2054 (f)	550	554
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2033	1,500	1,552
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2043	3,555	3,593
City of Arvada, Canyon Pines Metropolitan Dist., Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2021-A-2, 3.75% 12/1/2040	6,359	5,167
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax GO and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2039	3,690	3,567
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax GO and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	5,112	4,709
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 12/1/2035	489	489
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 12/1/2046	978	967
City of Arvada, Sabell Metropolitan Dist., Limited Tax GO Bonds, Series 2020-B-3, 8.25% 12/15/2050 (a)(f)	606	608
City of Arvada, Sabell Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2050 (a)	4,369	4,294
Town of Ault, Conestoga Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2021-A-3, 5.25% 12/1/2051 (f)	1,625	1,464
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/ 2040	1,326	1,336
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/ 2050	4,731	4,662
City of Aurora, Buckley Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	29,160	29,071
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 4.625% 12/1/2031	541	541
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 5.00% 12/1/2046	3,140	3,140
City of Aurora, Colorado International Center Metropolitan Dist. No. 7, Limited Tax GO Bonds, Convertible CAB, Series 2021, 0% 12/1/2051 (5.25% on 12/1/2027) (e)	12,249	10,184
City of Aurora, Cornerstar Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.50% 12/1/2027	345	345
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2020-B, 7.875% 12/15/2049 (f)	933	937
City of Aurora, HM Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Convertible CAB, Series 2021, 0% 12/1/2051 (6.00% on 12/1/2027) (e)	47,527	41,129
City of Aurora, Horizon Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2021-A-3, 4.50% 12/1/2051 (a)(f)	6,380	5,034
City of Aurora, Inspiration Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-B, 5.00% 12/15/2036	733	693
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Aurora, Painted Prairie Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2018, 5.25% 12/1/2048	USD2,000	$1,911
City of Aurora, Parkside at City Centre Business Improvement Dist., Special Rev. and Tax Supported Senior Bonds, Series 2019-A, 6.25% 12/1/2048	11,654	11,696
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax GO Bonds, Series 2021-B, 7.25% 12/15/2051 (f)	524	527
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A, 3.75% 12/1/2041	3,615	3,162
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A, 4.00% 12/1/2051	3,875	3,157
City of Aurora, Senac South Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021-A-3, 5.25% 12/1/2051 (f)	12,415	11,919
City of Aurora, Sky Dance Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2024-B, 6.00% 12/1/2054	2,500	2,550
City of Aurora, Sky Dance Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2024-B, 8.50% 12/15/2054 (f)	694	697
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037	1,789	1,798
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2037	600	603
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047	1,437	1,402
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021-A-1, 4.125% 12/1/2031	800	742
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax GO Bonds, CAB, Series 2021-A-1, 0% 12/1/2051 (5.50% on 12/1/2025) (e)	3,000	2,433
City of Aurora, Velocity Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019, 5.375% 12/1/2039	1,000	996
City of Aurora, Velocity Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019, 5.50% 12/1/2048	8,050	7,740
City of Aurora, Velocity Metropolitan Dist. No. 5, Limited Tax GO Bonds, Series 2022-B, 8.00% 12/15/2039 (f)	14,190	14,237
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.00% 12/1/2041	2,135	1,812
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 12/1/2051	28,196	22,099
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Convertible CAB, Series 2021-A-2, 0% 12/1/2036 (4.375% on 12/1/2027) (e)	6,552	5,482
Town of Bennett, Section 27 Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.50% 12/1/2051 (f)	4,160	3,460
Town of Berthoud, Berthoud-Heritage Metropolitan Dist. No. 10, Limited Tax GO Bonds, Series 2022-A, 4.75% 12/1/2052	500	423
Berthoud-Heritage Metropolitan Dist. No. 1, Limited Tax Supported Rev. Bonds, Series 2019, 5.625% 12/1/2048 (f)	2,000	1,967
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/ 2040	1,030	1,032
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/ 2050	11,616	11,193
City of Brighton, Prairie Corner Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2051	3,000	2,543
City of Brighton, Ridgeline Vista Metropolitan Dist., GO Limited Tax Bonds, Series 2021-A, 5.25% 12/1/2060 (f)	4,544	4,313
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2023-B, 8.25% 12/15/2039	9,500	9,606
City and County of Broomfield, Aspen Street Metropolitan Dist., Limited Tax GO Bonds, Series 2021-A-3, 5.125% 12/1/2050 (f)	5,389	4,599
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2024-B, 6.75% 12/15/2054 (f)	7,750	7,868
City and County of Broomfield, BBC Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021, 4.75% 12/1/2051 (f)	15,745	12,893
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax GO and Rev. Bonds, Series 2021-A-2, 5.00% 12/1/2049 (a)	704	662
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax GO and Rev. Ref. Bonds, Series 2021-A-1, 5.00% 12/1/2049 (a)	2,843	2,636
City and County of Broomfield, Highlands Metropolitan Dist. No. 1, Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021, 4.00% 12/1/2031	1,969	1,856
City and County of Broomfield, Highlands Metropolitan Dist. No. 1, Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051	1,150	1,015
City and County of Broomfield, Highlands Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2022, 6.75% 12/1/2051 (f)	5,975	5,789
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2024-B, 6.25% 12/20/2054 (a)	USD3,395	$3,379
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax GO and Rev. Bonds, Series 2024-C, 8.00% 12/15/2037 (a)	2,580	2,633
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax GO and Rev. Ref. Bonds, CAB, Series 2024-B, 0% 12/15/2054 (5.875% on 12/15/2026) (a)(e)	7,242	6,869
City and County of Broomfield, Palisade Park North Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021, 5.50% 12/1/2051 (f)	38,562	31,041
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. Bonds, Series 2024-B, 6.50% 12/15/2054 (f)	3,900	3,925
Town of Castle Rock, Castleview Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2021-A-3, 5.00% 12/1/2050 (f)	4,720	3,888
Town of Castle Rock, Lanterns Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021-A-3, 4.50% 12/1/2050 (f)	2,830	2,198
CCP Metropolitan Dist. No. 3, Limited Tax GO Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2053 (f)	1,200	1,196
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	4,470	4,474
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2036	1,620	1,621
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	4,989	4,761
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.00% 12/15/2044	105	111
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.25% 12/15/2048	745	791
City of Colorado Springs, Gold Hills North Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-A, 5.60% 12/1/2054 (a)	5,186	5,125
City of Colorado Springs, Gold Hills North Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-B, 8.00% 12/15/2054 (a)	2,345	2,353
City of Colorado Springs, Banning Lewis Ranch Metropolitan Dist. No. 8, Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2051 (a)(f)	5,500	4,923
City of Colorado Springs, Colorado Crossing Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2020-A-2 4.00% 12/1/2030	1,510	1,490
City of Colorado Springs, Colorado Crossing Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2020-A-2 5.00% 12/1/2050	9,031	8,606
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 4.00% 12/1/2029	7,286	7,176
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2039	2,000	2,003
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2043	6,524	6,213
City of Colorado Springs, Creekwalk Marketplace Business Improvement Dist., Limited Tax Supported and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 6.00% 12/1/2054	14,368	14,304
City of Colorado Springs, Creekwalk Marketplace Business Improvement Dist., Limited Tax Supported and Special Rev. Ref. and Improvement Bonds, Series 2024-B, 8.00% 12/15/2054	9,300	9,335
City of Colorado Springs, Gold Hill Mesa Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2022-B, 7.00% 12/15/2039 (f)	3,751	3,809
City of Colorado Springs, Greenways Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2021-A-3, 4.625% 12/1/2051 (f)	3,196	2,521
City of Colorado Springs, Mountain Vista Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2050 (a)(f)	12,000	10,051
City of Colorado Springs, Peak Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2021-B, 7.625% 12/15/2051 (a)(f)	1,651	1,654
City of Colorado Springs, Vistas at West Mesa Metropolitan Dist., Limited Tax Rev. Ref. and Improvement GO Bonds, Series 2023, 7.50% 12/1/2053 (f)	2,635	2,425
Commerce City, Buffalo Ridge Metropolitan Dist., Limited Tax GO Bonds, Series 2018-B, 7.375% 12/15/2047 (f)	1,138	1,141
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2041	1,035	987
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051	570	534
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044	9,784	7,220
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Commerce City, Second Creek Farm Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2049	USD4,500	$4,241
Conexus Metropolitan Dist. No. 1, Limited Tax GO and Special Rev. Bonds, Series 2025-A, 6.25% 12/1/2055	5,000	5,056
Copperleaf Metropolitan Dist. No. 5, GO Limited Tax Rev. Ref. Bonds, Series 2025-A, 6.50% 12/1/2055	6,000	6,057
Copperleaf Metropolitan Dist. No. 5, GO Limited Tax Rev. Ref. Bonds, Series 2025-B, 8.75% 12/15/2055	2,187	2,152
Crowfoot Valley Ranch Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2024-B, 6.125% 12/15/ 2054	4,250	4,161
City and County of Denver, 2000 Holly Metropolitan Dist., Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/ 2050	3,625	3,454
City and County of Denver, 9th Avenue Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2018, 5.00% 12/ 1/2048	2,472	2,450
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 4.125% 11/15/2053	2,445	2,216
City and County of Denver, Aviation Station North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2048	3,920	3,886
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2040 (a)	2,860	2,862
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049 (a)	6,976	6,629
City and County of Denver, Broadway Station Metropolitan Dist. No. 3, Limited Tax GO Bonds (Convertible to Unlimited Tax), Convertible CAB, Series 2019-B, 0% 12/1/2049 (7.50% on 12/1/2027) (e)	20,665	14,799
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax GO Bonds, Series 2022, 7.50% 12/15/2051 (f)	16,508	16,544
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2018, 5.875% 12/1/2046	13,463	13,473
City and County of Denver, Dedicated Tax Rev. Bonds, CAB, Series 2018-A-2, 0% 8/1/2034	540	380
City and County of Denver, Denver Gateway Meadows Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	9,580	9,551
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 10/1/2032	21,725	21,725
City and County of Denver, Loretto Heights Community Auth., Special Rev. Bonds, Series 2021, 4.875% 12/1/2051 (f)	6,000	4,769
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2037	1,575	1,736
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2038	1,750	1,915
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2026	1,515	1,517
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2027	1,335	1,337
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2033	890	891
City and County of Denver, Water Rev. Bonds, Series 2016-A, 3.00% 9/15/2045	2,240	1,783
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039 (a)	5,330	5,352
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039 (a)	2,525	2,534
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2025-A, 5.125% 12/1/2050	1,270	1,289
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2025-A, 6.00% 12/1/2055	2,040	2,210
County of Douglas, Canyons Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Bonds, Series 2021, 5.50% 12/1/2051 (f)	16,000	14,431
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2021, 5.00% 12/1/2041	1,810	1,602
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2021, 5.00% 12/1/2051	3,130	2,513
County of Douglas, Cielo Metropolitan Dist., Limited Tax GO Bonds, Series 2021-3, 5.25% 12/1/2050 (f)	2,500	2,195
County of Douglas, Hilltop Metropolitan Dist., Limited Tax GO Bonds, Series 2020-A, AMT, 6.25% 12/1/2050	1,390	1,284
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Ref. Rev. and Improvement Bonds, Series 2025-A, AGI, 4.50% 12/1/2049	USD454	$437
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Ref. Rev. and Improvement Bonds, Series 2025-B, 6.125% 12/15/2049	2,100	2,093
County of Douglas, Newlin Crossing Metropolitan Dist., Limited Tax GO Bonds, Series 2024-A, 5.375% 12/1/2054 (a)(f)	645	647
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	935	1,039
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2006-B, NATL, 0% 9/1/2037	3,440	1,919
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.25% 4/1/2039 (a)	1,000	1,010
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.50% 4/1/2044 (a)	625	623
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.80% 4/1/2054 (a)	4,395	4,361
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.75% 4/1/2059 (a)	3,960	3,867
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041	75	69
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051	265	221
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061	435	348
County of El Paso, Flying Horse Metropolitan Dist. No. 3, Limited Tax GO Rev. Ref. Bonds, Series 2019, 6.00% 12/1/2049 (a)(f)	4,965	4,978
County of El Paso, Glen Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021, 4.25% 12/1/2051	2,870	2,358
County of El Paso, Wagons West Metropolitan Dist., Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2049	1,165	1,080
County of El Paso, Waterview II Metropolitan Dist., Limited Tax GO Bonds, Series 2022-A, 4.50% 12/1/2031	530	528
County of El Paso, Waterview II Metropolitan Dist., Limited Tax GO Bonds, Series 2022-A, 5.00% 12/1/2041	1,250	1,256
County of El Paso, Waterview II Metropolitan Dist., Limited Tax GO Bonds, Series 2022-A, 5.00% 12/1/2051	4,200	4,085
County of El Paso, Waterview II Metropolitan Dist., Limited Tax GO Bonds, Series 2022-B-3, 8.00% 12/15/2051 (f)	2,916	2,930
County of El Paso, Waterview North Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2024-A, 5.75% 12/1/2054 (a)	3,020	2,960
County of El Paso, Waterview North Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2024-B, 8.00% 12/15/2054 (a)	782	783
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2041 (a)	2,900	2,914
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2051 (a)	4,500	4,224
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.375% 12/1/2054	6,922	6,947
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-B, 7.125% 12/15/2054	4,090	4,123
County of Elbert, Independence Water and Sanitation Dist., Special Rev. Ref. and Improvement Bonds, Series 2024, 5.125% 12/1/2033	4,910	5,097
Town of Elizabeth, Highway 86 Metropolitan Dist., Limited Tax GO Cash Flow Bonds, Series 2021-A-3, 5.125% 12/1/2051 (f)	1,015	889
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-B, 6.95% 12/15/2054 (f)	3,100	3,099
Town of Erie, Four Corners Business Improvement Dist., Limited Tax Rev. Bond, Series 2022, 6.00% 12/1/2052	4,000	4,043
Town of Erie, Jay Grove Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.25% 12/1/2051 (f)	2,450	1,902
Town of Erie, Sunset Parks Metropolitan Dist., Limited Tax GO Bonds, Series 2024-A, 5.125% 12/1/2054 (a)(f)	915	895
Town of Erie, Sunset Parks Metropolitan Dist., Limited Tax GO Bonds, Series 2024-B, 7.625% 12/15/2054 (a)(f)	648	653
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A-1, 5.00% 12/1/2040	1,000	1,000
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A-1, 5.00% 12/1/2050	6,090	5,852
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, CAB, Series 2021-A-2, 0% 12/1/2050 (5.20% on 12/1/2026) (e)	1,000	941
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Town of Firestone, Cottonwood Hollow Residential Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (f)	USD13,823	$11,231
Town of Firestone, St. Vrain Lakes Metropolitan Dist. No. 2, Subordinate Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2024-B, 6.375% 11/15/2054 (f)	3,700	3,702
City of Fort Collins, Waters’ Edge Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (f)	4,945	4,630
City of Fort Lupton, Lupton Village Residential Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.625% 12/1/2051 (f)	10,130	8,024
City of Fort Lupton, Murata Farms Residential Metropolitan Dist., Limited Tax GO Bonds, Series 2022, 6.125% 12/1/2051 (f)	4,205	3,861
Town of Frederick, Hidden Creek Metropolitan Dist., Limited Tax GO Bonds, Series 2021-A-3, 4.625% 12/1/2045 (a)(f)	2,290	1,958
County of Grand, Roam Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	21,875	21,583
City of Greeley, Lake Bluff Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2021, 5.25% 12/1/2051 (f)	24,500	21,718
City of Greeley, Westgate Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 5.375% 12/1/2051 (f)	12,538	11,256
Green Valley Ranch East Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.875% 12/1/2050	1,000	1,015
City of Greenwood Village, Fiddler’s Business Improvement Dist., GO Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2032 (a)	605	625
City of Greenwood Village, Fiddler’s Business Improvement Dist., GO Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047 (a)	4,075	4,142
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2047 (preref. 6/1/2027)	1,780	1,839
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 3.00% 11/15/2051	6,560	4,653
Health Facs. Auth., Rev. Bonds (Colorado Senior Residences Project), Series 2012, 7.125% 6/1/2047 (b)	2,891	231
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050	1,000	835
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048	2,205	2,183
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 6/1/2042 (b)	1,314	105
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Bethesda Project), Series 2018-A-1, 4.25% 9/15/2038	130	124
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Bethesda Project), Series 2018-A-1, 5.00% 9/15/2048	1,000	924
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 1/1/2038	1,510	1,431
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 5.00% 1/1/2038	5,045	5,108
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2021, 4.00% 1/1/2042	3,340	2,974
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 5/15/2027	480	490
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2028	500	513
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2031	2,130	2,183
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2032	935	958
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2037	2,045	2,078
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2047	1,510	1,515
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2037	5,735	5,739
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2041	1,310	1,218
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2048	5,350	4,554
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 11/1/2049	1,050	1,058
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054	655	725
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-B, Class I, 5.75% 11/1/2054	1,810	2,000
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-J, Class III, 6.25% 5/1/2055	2,815	3,169
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City and County of Jefferson, Dinosaur Ridge Metropolitan Dist., Special Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 6/1/2049	USD5,983	$5,784
County of Jefferson, Hogback Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2041	725	714
County of Jefferson, Hogback Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2051	2,550	2,421
County of Jefferson, RRC Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 5.25% 12/1/2051 (f)	20,000	17,895
County of Jefferson, Three Hills Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.625% 12/1/2051 (f)	12,205	11,437
Jefferson Center Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2020-B, 5.75% 12/15/2050	3,000	3,007
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2041	2,250	2,135
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051	1,770	1,574
Town of Johnstown, Granary Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2022, 6.75% 12/1/2051 (f)	17,768	17,815
Town of Johnstown, Granary Metropolitan Dist. No. 9, Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2024, 5.45% 12/1/2044 (a)	4,121	4,136
Town of Johnstown, Johnstown Farms East Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (a)(f)	1,500	1,287
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039	2,300	2,312
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2049	8,176	7,887
Karl’s Farm Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2024-B, 6.20% 12/15/2044 (f)	567	576
Kinston Metropolitan Dist. No. 5, Limited Tax GO Bonds, Series 2020-A, 5.125% 12/1/2050	1,450	1,494
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, 5.50% 12/1/2045 (a)	4,030	4,087
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-B, 5.75% 12/1/2055 (a)	5,220	5,297
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-B, 8.25% 12/15/2055 (a)	3,000	2,963
County of La Plata, Three Sprints Metropolitan Dist. No. 1, Limited Tax GO Rev. Ref. Bonds, Series 2020-B, 7.125% 12/15/2050 (f)	4,065	4,064
Lafferty Canyon Metropolitan Dist. Limited Tax GO Bonds, Series 2025-B, 5.625% 12/1/2055	500	502
Lafferty Canyon Metropolitan Dist. Limited Tax GO Bonds, Series 2025-B, 8.00% 12/15/2055	835	835
County of Larimer, East Fossil Creek Ranch Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021-A, 6.00% 12/1/2048 (f)	4,750	4,521
Legato Community Auth., Limited Tax Rev. Bonds (Dist. Nos. 1, 2, 3, and 7), Series 2021-A-1, 5.00% 12/1/2051	750	653
City of Littleton, Mineral Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-A, 5.75% 12/1/2054 (a)	2,350	2,373
City of Littleton, Mineral Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-B, 8.50% 12/15/2054 (a)(f)	525	527
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	1,600	1,542
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2041	6,509	5,907
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	33,843	28,238
City of Loveland, Cascade Ridge Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (f)	5,625	4,937
City of Loveland, Centerra metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 12/ 1/2051	5,000	4,933
City of Loveland, Eagle Brook Meadows Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (f)	1,600	1,500
Mead Place Metropolitan Dist. No. 4, Limited Tax GO Bonds, CAB, Series 2024, 0% 12/1/2054 (8.00% on 6/1/2029) (a)(e)	12,093	9,059
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Town of Mead, Liberty Ranch Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021-A, 5.25% 12/1/2051 (f)	USD6,590	$5,896
Town of Monument, Willow Springs Ranch Metropolitan Dist., Limited Tax GO Bonds, Series 2024-B, 6.50% 10/15/2054 (a)(f)	645	649
North Range Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.75% 12/1/2047	1,000	1,000
Palisade Park North Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2021-B, 5.25% 12/15/2051 (f)	2,412	2,213
Town of Parker, Belford North Metropolitan Dist., GO Limited Tax Bonds, Series 2020-A, 5.50% 12/01/2050	4,429	4,020
Town of Parker, Cherry Creek South Metropolitan Dist. No. 5, Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	36,049	33,543
Town of Parker, Overlook Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021-B, 5.50% 12/15/2051 (f)	904	832
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/ 2049	1,759	1,642
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-B, 8.00% 12/15/2049 (f)	614	617
Town of Parker, Westcreek Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, 5.375% 12/1/2048	1,433	1,424
Poudre Heights Valley Metropolitan Dist., Limited Tax GO Bonds, Series 2024-B, 7.875% 12/15/2040 (a)(f)	985	999
Poudre Heights Valley Metropolitan Dist., Limited Tax GO Bonds, Series 2024-A, 5.50% 12/1/2054 (a)(f)	975	927
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028	1,485	1,543
County of Pueblo, North Vista Highlands Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021-B, 9.00% 12/15/2051 (f)	4,003	1,905
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2034	890	911
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2016-A, 5.50% 12/1/2036	4,543	4,546
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2016-A, 5.75% 12/1/2046	2,585	2,586
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2016-A, 6.50% 12/15/2048 (f)	3,500	2,735
Sterling Ranch Community Auth. Board, Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2024, 5.625% 12/1/2043	4,707	4,834
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-A, 6.125% 12/1/2039	1,100	1,150
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-A, 5.75% 12/1/2054 (a)	2,300	2,320
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-A, 6.50% 12/1/2054	3,000	3,120
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-B, 8.25% 12/15/2054 (a)	2,100	2,112
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-B, 8.75% 12/15/2054 (f)	1,840	1,849
Sterling Ranch Community Auth. Board Dist. No. 2, Limited Tax Bonds, Series 2025-B, 6.875% 12/15/2055	570	576
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2025-B, 8.00% 12/15/2055 (a)	1,840	1,852
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. Bonds, Series 2025-A-2, 6.25% 12/1/2055 (a)	5,616	5,713
Talon Pointe Metropolitan Dist., GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2039	4,953	4,003
Talon Pointe Metropolitan Dist., GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2051	9,413	6,846
City of Thornton, Creekside Village Metropolitan Dist., Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2039	743	729
City of Thornton, Creekside Village Metropolitan Dist., Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2049	1,590	1,432
Timnath Lakes Metropolitan Dist. No. 1, GO Limited Tax Bonds, Series 2022-B, 6.375% 12/15/2052	1,586	1,586
Timnath Lakes Metropolitan Dist. No. 3, GO Limited Tax Bonds, Series 2022-B, 6.00% 12/15/2052	4,243	3,953
Timnath Lakes Metropolitan Dist. No. 3, GO Limited Tax Bonds, Convertible CAB, Series 2022-A, 0% 12/1/2052 (4.00% on 12/1/2025) (e)	7,902	6,426
Tow of Eagle, Haymeadow Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2025-A, 6.125% 12/1/2054	1,500	1,546
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Trails at Crowfoot Metropolitan Dist. No. 3, Limited Tax GO Rev. Ref. Bonds, Series 2024-B, 6.875% 12/15/2052 (f)	USD1,375	$1,389
Tree Farm Metropolitan Dist., GO Limited Tax Bonds, Series 2021, 4.50% 12/1/2041 (a)	500	453
Vail Home Partners Corp., Housing Facs. Rev. Bonds, Series 2025, 5.875% 10/1/2055 (a)	1,235	1,261
Vail Home Partners Corp., Housing Facs. Rev. Bonds, Series 2025, 6.00% 10/1/2064 (a)	2,200	2,250
Water Valley Metropolitan Dist. No. 2, GO Rev. Ref. Bonds, Series 2016, 5.25% 12/1/2040	825	826
County of Weld, Red Barn Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, 5.50% 12/1/2055	2,000	2,016
County of Weld, Red Barn Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-B, 7.875% 12/15/2055	675	677
County of Weld, Tri-Pointe Residential Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021, 4.50% 12/ 1/2051	20,925	17,091
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2022-A-3-1, 5.00% 12/1/2042	3,600	3,150
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2022-A-3-1, 5.00% 12/1/2051	9,465	7,579
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax GO Bonds, Convertible CAB, Series 2022-A-3-2, 0% 12/1/2051 (4.625% on 12/1/2027) (e)	4,390	3,211
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Special Rev. Bonds, Series 2022, 4.625% 12/1/2028 (f)	19,500	17,765
City of Wheat Ridge, Longs Peak Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.25% 12/1/2051 (a)(f)	30,510	29,989
Willow Bend Metropolitan Dist., Limited Tax (Convertible to Unlimited Tax) GO Bonds, Series 2019-A, 5.00% 12/ 1/2049	500	478
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	7,536	6,685
Town of Windsor, Jacoby Farm Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2046 (a)(f)	8,750	8,032
Town of Windsor, Prairie Song Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	9,237	9,209
Town of Windsor, Ptarmigan West Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 4.125% 12/1/ 2051	3,400	2,451
Town of Windsor, Water Valley Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2024-A, 5.25% 12/1/2054 (f)	600	594
		1,323,107
Connecticut 0.80%
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2036 (a)	850	851
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2041 (a)	1,000	948
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 5.625% 4/1/2044 (a)	1,590	1,663
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2051 (a)	5,630	4,840
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 6.00% 4/1/2052 (a)	2,950	3,151
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2027	10	10
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2031	20	21
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2039 (a)	1,000	1,006
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2044 (a)	1,000	972
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2014-E, 5.00% 7/1/2042	1,600	1,601
Health and Educational Facs. Auth., Rev. Bonds (Healthcare Fac. Expansion Issue - Church Home of Hartford, Inc. Project), Series 2016-A, 5.00% 9/1/2053 (a)	1,460	1,362
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2045 (a)	1,295	1,145
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2055 (a)	1,625	1,351
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2020-K, 4.00% 7/1/2045	1,655	1,538
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052	2,650	2,715
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Bonds, notes & other debt instruments (continued) Connecticut (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040	USD465	$453
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2041	1,055	952
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2051	1,395	1,103
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2026	250	254
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027	135	139
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028	180	187
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/ 15/2029	490	516
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 11/15/2031 (preref. 11/15/2025)	520	520
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 11/15/2032 (preref. 11/15/2025)	515	515
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 11/15/2033 (preref. 11/15/2025)	260	260
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/ 15/2035	695	697
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-B, AMT, 3.25% 11/ 15/2036	1,270	1,189
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/ 15/2036	225	226
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 2.25% 11/ 15/2037	2,175	1,776
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.125% 11/ 15/2037	810	813
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 4.75% 11/ 15/2037	750	769
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	1,020	1,010
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041	295	295
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	755	751
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-B, 5.75% 11/15/2053	1,195	1,270
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-A, 6.00% 11/15/2054	745	803
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-C-1, 6.00% 11/15/2054	540	597
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Bonds, Series 2016-A, 5.50% 8/1/2026 (a)	955	957
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030 (a)	13,640	13,682
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2020-B, 6.50% 8/1/2035 (a)	11,035	11,427
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045 (a)	11,140	11,227
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030 (a)	1,900	1,925
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039 (a)	15,185	15,406
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-C, 4.75% 10/1/2032	2,895	2,993
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-B, 5.375% 10/1/2033	4,880	4,951
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.00% 10/1/2040	885	927
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.375% 10/1/2045	1,515	1,559
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.50% 10/1/2055	925	944
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.25% 10/1/2060	810	811
		105,078
American High-Income Municipal Bond Fund — Page 26 of 117

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Bonds, notes & other debt instruments (continued) Delaware 0.07%	Principal amount (000)	Value (000)
Econ. Dev. Auth., Charter School Rev. Bonds (Aspira of Delaware Charter Operations, Inc. Project), Series 2016-A, 5.00% 6/1/2046	USD300	$275
Econ. Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2018-B, 5.00% 11/15/2048	1,170	1,157
Housing Auth., Single Family Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	6,795	7,456
		8,888
District of Columbia 0.29%
Income Tax Secured Rev. Bonds, Series 2020-A, 3.00% 3/1/2041	2,660	2,348
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2050	1,805	1,909
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2025-A, 5.25% 7/15/2055	1,585	1,690
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 10/1/2050	4,450	4,593
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.25% 10/1/ 2041	1,220	1,322
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.50% 10/1/ 2054	5,780	6,121
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2053	7,110	6,209
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 7/1/2039	1,240	1,267
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2036	1,150	1,155
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041	3,155	3,160
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2046	2,175	2,175
Rev. Bonds (Rocketship DC Obligated Group), Series 2024-A, 5.00% 6/1/2034	650	671
Rev. Bonds (Rocketship DC Obligated Group), Series 2021-A, 5.00% 6/1/2041 (a)	1,250	1,220
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048	3,750	3,754
		37,594
Florida 4.86%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2040	1,795	1,690
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040	910	857
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2046	1,425	1,203
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2046	1,555	1,312
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-A, 4.00% 12/1/2049	2,515	2,256
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.375% 5/1/2030	335	322
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.875% 5/1/2040	900	789
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 4.10% 5/1/2050	1,000	820
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043	1,085	1,088
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048	6,215	6,087
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053	4,840	4,648
City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 11/15/ 2037	1,660	1,661
Braddock Lakes Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2025, 5.75% 5/1/2055	2,325	2,326
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 4.00% 10/1/2044	2,115	1,953
Capital Projects Fin. Auth., Educational Facs. Rev. Bonds (Kissimmee Charter Academy Project), Series 2024, 6.125% 6/15/2044 (a)	400	410
Capital Projects Fin. Auth., Educational Facs. Rev. Bonds (Kissimmee Charter Academy Project), Series 2024, 6.50% 6/15/2054 (a)	275	281
American High-Income Municipal Bond Fund — Page 27 of 117

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Capital Projects Fin. Auth., Educational Facs. Rev. Bonds (Kissimmee Charter Academy Project), Series 2024, 6.625% 6/15/2059 (a)	USD445	$456
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2029	1,000	1,056
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2030	1,000	1,068
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2033	1,335	1,414
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2035	500	524
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2041 (a)	710	617
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2051 (a)	1,505	1,150
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2056 (a)	1,275	958
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2038 (a)	985	977
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2048 (a)	2,595	2,395
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2039 (a)	1,145	1,082
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2054 (a)	2,150	1,801
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2041 (a)	235	220
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2056 (a)	915	779
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049 (a)	1,490	1,387
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054 (a)	3,880	3,550
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 4.375% 6/15/2027 (a)	810	807
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.125% 6/15/2037 (a)	4,625	4,631
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.25% 6/15/2047 (a)	8,800	8,245
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 4.00% 10/15/2029 (a)	335	335
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2037 (a)	1,205	1,210
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2039 (a)	995	995
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2047 (a)	2,730	2,579
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2049 (a)	2,625	2,446
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2052 (a)	1,595	1,467
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2054 (a)	1,190	1,090
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056 (a)	23,805	21,177
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), CAB, Series 2021-B, 0% 7/1/2061 (a)	160,415	14,319
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (a)	4,935	4,177
American High-Income Municipal Bond Fund — Page 28 of 117

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), CAB, Series 2021-B, 0% 1/1/2061 (a)	USD5,900	$492
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031 (a)	4,095	3,971
Capital Trust Auth., Charter School Rev. Bonds (Mason Classical Academy Project), Series 2024-A, 5.00% 6/1/2044 (a)	1,345	1,248
Capital Trust Auth., Charter School Rev. Bonds (Mason Classical Academy Project), Series 2024-A, 5.00% 6/1/2064 (a)	3,340	2,848
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.00% 6/15/2043 (a)	1,110	1,138
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.25% 6/15/2053 (a)	3,160	3,218
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.375% 6/15/2058 (a)	1,935	1,976
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Kipp Miami North Campus Project), Series 2024-A, 5.625% 6/15/2044 (a)	405	410
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Kipp Miami North Campus Project), Series 2024-A, 6.00% 6/15/2054 (a)	650	660
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Kipp Miami North Campus Project), Series 2024-A, 6.125% 6/15/2060 (a)	800	813
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.00% 12/15/2044	2,625	2,497
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2054	6,115	5,599
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2059	5,790	5,226
Capital Trust Auth., Educational Facs. Rev. Bonds (Imagine School at West Pasco Project), Series 2023-A, 6.50% 12/15/2053 (a)	1,175	1,139
Capital Trust Auth., Educational Facs. Rev. Bonds (Imagine School at West Pasco Project), Series 2023-A, 6.50% 12/15/2058 (a)	1,540	1,479
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 4.30% 5/1/2031 (a)	615	622
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.00% 5/1/2044 (a)	925	929
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.25% 5/1/2055 (a)	1,800	1,812
County of Clay, Sandridge Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021-A-1, 3.875% 5/1/ 2041	435	408
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 3 Master Improvements Project), Series 2019, 2.25% 5/1/2026	235	233
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/ 2045	1,315	1,315
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/ 2048	2,895	2,894
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/ 2052	2,020	1,714
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.00% 10/1/2042 (a)	250	243
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.125% 10/1/2052 (a)	3,670	3,395
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.25% 10/1/2056 (a)	1,670	1,556
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.00% 6/1/2034 (a)	595	613
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.25% 6/1/2044 (a)	2,185	2,130
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.50% 6/1/2054 (a)	2,400	2,327
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.50% 6/1/2059 (a)	2,665	2,535
American High-Income Municipal Bond Fund — Page 29 of 117

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2041 (a)	USD1,095	$1,013
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2051 (a)	915	783
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2033	675	687
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2042	890	783
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2042	1,780	1,783
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2047	1,780	1,733
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050	995	955
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2052	555	444
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052	3,145	3,002
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.625% 6/15/2043 (a)	2,000	2,130
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.75% 6/15/2053 (a)	4,910	5,163
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/ 2055	880	721
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 4.00% 9/15/2030 (a)	1,445	1,401
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040 (a)	3,240	3,067
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2025-A, 6.125% 6/15/2050 (a)	1,820	1,879
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2050 (a)	3,500	3,036
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2025, 6.00% 6/15/2055 (a)	2,215	2,252
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2035	2,105	2,242
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2038	4,610	4,832
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052	7,720	6,526
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Expansion Project), Series 2024, AGI, AMT, 5.25% 7/ 1/2053	2,560	2,555
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2050 (a)	1,780	1,684
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2055 (a)	1,780	1,652
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2036 (a)	1,420	1,317
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2041 (a)	1,170	991
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2046 (a)	1,205	931
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2055 (a)	600	429
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031) (a)	22,910	23,270
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.25% 8/1/2029	7,450	7,700
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	50,150	45,897
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.125% 7/1/2032 (put 7/1/2026) (a)	4,545	4,583
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2022-A, AMT, 4.00% 10/1/2052	4,155	3,712
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2020, 4.25% 5/1/ 2040	500	497
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.00% 5/1/ 2052	500	429
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2028	USD1,040	$1,051
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2044	320	327
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2055	510	513
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 5.00% 10/1/2035	665	691
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Keiser University Project), Series 2025, 6.25% 7/1/2055 (a)	3,280	3,246
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2045	890	818
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 3.50% 8/1/2055	885	679
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2055	3,205	2,889
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 4.75% 5/1/2031	295	307
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 5.60% 5/1/2044	1,530	1,578
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 5.875% 5/1/2055	2,190	2,246
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	370	401
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055	1,325	1,447
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	490	538
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	1,225	1,363
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2025-1, 6.25% 1/1/2056	990	1,096
KD52 Community Dev. Dist. No. 1, Special Assessment Rev. Bonds, Series 2025, 5.875% 5/1/2045	800	804
KD52 Community Dev. Dist. No. 1, Special Assessment Rev. Bonds, Series 2025, 6.125% 5/1/2056	4,815	4,844
Kingston One Community Dev. Dist., Special Assessment Bonds (Assessment Area One - 2025 Project), Series 2025, 5.75% 5/1/2045	1,105	1,140
Kingston One Community Dev. Dist., Special Assessment Bonds (Assessment Area One - 2025 Project), Series 2025, 6.00% 5/1/2057	4,950	5,099
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.80% 5/1/2045	1,340	1,393
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 6.00% 5/1/2056	3,900	4,042
County of Lee, Esplanade Lake Club Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 4.00% 11/1/2040	505	477
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2052	1,645	1,543
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2057	5,660	5,247
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2044	2,240	2,306
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-C, 5.00% 11/15/2054	890	861
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2054	2,390	2,403
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2044	180	181
County of Lee, Portico Community Dev. Dist., Special Assessment Rev. Ref. and Improvement Bonds, Series 2020-1, 3.50% 5/1/2037	435	402
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2031	345	330
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2031	140	134
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/ 1/2036	720	642
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/ 1/2036	465	415
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.00% 6/15/2045 (a)	USD1,530	$1,568
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.25% 6/15/2055 (a)	7,530	7,712
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.125% 6/15/2065 (a)	12,850	12,972
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-1, 6.75% 11/15/2055 (a)	3,000	3,121
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025-A, 6.875% 11/15/2064 (a)	4,840	5,044
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035	405	405
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045	1,670	1,635
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 5/1/2037	890	905
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 5/1/2047	980	986
County of Manatee, Artisan Lakes East Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-1, 4.00% 5/1/2051	215	176
County of Manatee, North River Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 1 Project), Series 2020-A-1, 4.00% 5/1/2040	435	415
County of Manatee, North River Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 1 Project), Series 2020-A-1, 4.25% 5/1/2051	865	768
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2037	1,545	1,546
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2035	5,345	5,986
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 10/1/2040	11,260	11,395
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, AGI, 4.00% 8/1/2051	2,670	2,480
County of Miami-Dade, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (CFC-MB I, LLC Collins Park Housing Project), Series 2023, AMT, 6.25% 1/1/2059 (a)	6,665	6,710
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2026	540	538
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.75% 5/1/2031	6,035	6,041
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041	9,245	8,680
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.25% 5/1/2053	15,190	13,138
City of Miami Beach, Health Facs. Auth., Hospital Rev. Bonds (Mount Sinai Medical Center of Florida), Series 2021-B, 3.00% 11/15/2051	9,355	6,711
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.00% 5/1/ 2034	1,135	1,146
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.20% 5/1/ 2039	890	885
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.55% 5/1/ 2044	865	840
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.75% 5/1/2055	2,760	2,619
Mirada II Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021, 4.00% 5/1/2051	1,100	905
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 4.50% 5/1/2031	170	173
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 5.15% 5/1/2044	510	521
American High-Income Municipal Bond Fund — Page 32 of 117

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 5.40% 5/1/2054	USD825	$837
City of North Port, West Villages Improvement Dist., Special Assessment Bonds (Unit of Dev. No. 2), Series 2019-A-1, 5.75% 5/1/2036	1,720	1,722
City of North Port, West Villages Improvement Dist., Special Assessment Bonds (Unit of Dev. No. 2), Series 2019-A-2, 5.75% 5/1/2036	2,295	2,111
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045	3,825	3,825
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2025-A, 5.25% 10/1/2056	890	936
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042	4,170	3,889
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047	5,935	5,205
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2025-A, 5.00% 10/1/2050	2,675	2,820
Ormond Crossings West Community Dev. Dist., Special Assessment Bonds (Master Infrastructure Project), Series 2025, 5.75% 11/1/2047 (a)	500	501
Ormond Crossings West Community Dev. Dist., Special Assessment Bonds (Master Infrastructure Project), Series 2025, 6.00% 11/1/2057 (a)	2,750	2,754
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032	4,390	4,446
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 11/15/2045	1,110	1,111
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-B, 5.00% 11/15/2055	110	107
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-B, 5.00% 5/15/ 2036	900	902
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 11/15/ 2041	220	206
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/ 2042	580	588
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-B, 5.00% 5/15/ 2053	1,065	993
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), Series 2020, 5.00% 6/1/2055	3,250	2,997
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.70% 5/1/ 2037	1,605	1,626
City of Palm Coast, Town Center at Palm Coast Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 6.00% 5/1/2036	1,520	1,521
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.75% 9/1/2054	580	624
County of Pasco, River Landing Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2020-A, 4.125% 5/1/2040	500	476
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 4.00% 6/1/2046 (a)	1,490	1,140
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 5.00% 6/1/2056 (a)	3,545	2,973
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2029	1,465	1,490
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2039	2,730	2,736
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2039	880	888
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2055	1,400	1,314
American High-Income Municipal Bond Fund — Page 33 of 117

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Polk, Westside Haines City Community Dev. Dist., Special Assessment Bonds (Assessment Area One Project), Series 2021, 3.25% 5/1/2041	USD650	$534
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.50% 9/1/2030	1,085	1,068
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.50% 9/1/2035	4,270	4,049
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 9/1/2040	125	116
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2036	2,275	2,224
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2039	665	665
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2041	3,035	2,766
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044	2,725	2,674
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051	1,720	1,385
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2056	7,810	6,126
City of Port St. Lucie, Tradition Community Dev. Dist. No. 9, Special Assessment Bonds (Community Infrastructure), Series 2025, 5.65% 5/1/2056	750	755
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2036	1,780	1,786
City of Port St. Lucie, Tradition Community Dev. Dist. No. 9, Special Assessment Bonds (Community Infrastructure), Series 2021, 4.00% 5/1/2052	435	361
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 5/1/2013 (b)	3,490	2,374
City of St. Cloud, Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 5/1/2013 (b)	3,584	1,039
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.25% 5/1/2040	6,990	5,984
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055	3,395	2,818
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2036	890	834
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2041	670	584
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2046	4,145	3,327
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050	2,310	1,768
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/ 2032	1,495	1,501
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 5/1/ 2045	210	210
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2037	1,915	1,925
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2042	3,865	3,865
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2047	3,240	3,071
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2052	5,950	5,460
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048	1,065	1,004
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2026	135	135
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2027	160	161
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2030	105	106
South Broward Hospital Dist., Hospital Rev. Bonds (South Broward Hospital Dist. Obligated Group), Series 2021-A, 3.00% 5/1/2051	1,775	1,283
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 4.00% 8/15/2042	USD1,780	$1,670
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2047	2,980	3,009
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2011, 6.75% 5/1/2039	1,353	1,309
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040	1,205	1,205
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045	1,325	1,326
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050	3,090	2,822
City of Venice, Laurel Road Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-A-1, 3.25% 5/1/ 2041	875	741
City of Venice, Laurel Road Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-A-1, 4.00% 5/1/ 2052	1,290	1,066
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-1, 4.625% 1/1/2030 (a)	375	376
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2037	885	891
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2047	4,205	3,891
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2052	2,670	2,403
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-A, 5.50% 1/1/2055 (a)	2,220	2,168
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-A, 5.625% 1/1/2060 (a)	6,940	6,870
Village Community Dev. Dist. No. 16, Special Assessment Rev. Bonds, Series 2025, 5.125% 5/1/2056	4,600	4,604
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.25% 5/1/ 2043	850	812
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.00% 5/1/ 2041	2,160	1,800
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/ 2052	3,310	2,454
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.00% 5/1/2034 (a)	140	142
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.20% 5/1/2039 (a)	835	828
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.55% 5/1/2044 (a)	915	883
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2023, 5.25% 5/1/2054 (a)	2,670	2,681
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.80% 5/1/2055 (a)	10,100	9,646
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031	3,010	3,012
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037	1,755	1,756
		634,669
Georgia 1.23%
City of Atlanta, Airport General Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2049	885	934
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.00% 7/1/2036	600	672
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.25% 7/1/2050	9,020	9,493
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-D, AMT, 4.00% 7/1/2040	1,560	1,530
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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
City of Atlanta, Dev. Auth. Rev. Bonds, (Gulch Enterprise Zone Project), CAB, Series 2024-A-1, 0% 12/15/2048 (6.50% on 6/15/2028) (a)(e)	USD3,070	$2,739
City of Atlanta, Dev. Auth. Senior Rev. Bonds (Westside Gulch Area Project), Series 2024-A-2, 5.50% 4/1/2039 (a)	1,780	1,830
City of Atlanta, Dev. Auth., Health Care Facs. Rev. Bonds, CAB, Series 2017-B-2, 0% 1/1/2044	1,631	— (g)
City of Atlanta, Dev. Auth., Senior Health Care Facs. Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A-1, 7.00% 1/1/2040 (b)	6,000	3,420
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031 (a)	1,000	958
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042 (a)	3,710	3,195
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051 (a)	4,540	3,769
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052	9,405	6,050
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 3.60% 1/1/2040 (put 2/1/2030)	1,705	1,732
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045	4,445	4,090
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.00% 6/15/2043 (a)	500	502
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.40% 6/15/2053 (a)	1,550	1,551
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.375% 6/15/2058 (a)	1,110	1,091
County of Cobb, Dev. Auth., Educational Facs. Rev. Bonds (Mt. Bethel Christian Academy Project), Series 2023-A, 6.25% 6/1/2055 (a)	1,535	1,587
County of Cobb, Dev. Auth., Educational Facs. Rev. Bonds (Mt. Bethel Christian Academy Project), Series 2023-A, 6.25% 6/1/2064 (a)	2,705	2,777
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2033	885	919
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2026	395	394
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2031	1,125	1,102
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2036	865	809
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2041	830	717
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2046	940	736
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/ 2038	835	912
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/ 2039	800	867
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2040	645	690
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.25% 10/1/2054	4,800	4,972
Geo. L. Smith II Georgia World Congress Center Auth., Convention Center Hotel First Tier Rev. Bonds, Series 2021-A, 2.375% 1/1/2031	865	806
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 3.625% 1/1/2031 (a)	1,755	1,700
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2036 (a)	2,055	2,102
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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2054 (a)	USD1,000	$950
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.75% 6/15/2037 (a)	1,065	1,082
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.875% 6/15/2047 (a)	1,930	1,940
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 6.00% 6/15/2052 (a)	2,710	2,724
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2026	890	905
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,335	1,412
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043	770	785
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (a)	4,005	4,028
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	4,350	4,664
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-E, 5.00% 12/1/2053 (put 6/1/2031)	8,390	9,039
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-D, 5.00% 4/1/2054 (put 4/1/2031)	12,100	13,137
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	3,555	3,846
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	11,240	12,234
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-C, 5.00% 12/1/2054 (put 12/1/2031)	13,800	14,857
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2025-A, 5.00% 6/1/2055 (put 6/1/2032)	5,855	6,416
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2055	3,305	3,501
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060	7,645	7,648
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046	295	270
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049	2,400	2,175
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 4.00% 4/1/2044	2,650	2,547
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038 (a)	2,225	2,202
		161,008
Guam 0.41%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.00% 10/1/2033	225	244
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2035	240	265
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2040	465	497
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2043	1,110	1,156
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2030	450	480
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2031	565	611
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2031	490	530
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2031	2,930	2,932
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	10,360	10,485
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2038	365	402
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2040	500	542
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	16,370	15,643
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 4.25% 2/1/2030	890	893
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 5.00% 2/1/2040	5,540	5,588
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2028	405	425
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2029	665	708
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	2,680	2,853
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040	3,135	3,268
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2025	2,035	2,037
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	1,675	1,681
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2033	415	428
American High-Income Municipal Bond Fund — Page 37 of 117

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Bonds, notes & other debt instruments (continued) Guam (continued)	Principal amount (000)	Value (000)
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2035	USD355	$365
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2034	890	980
		53,013
Hawaii 0.44%
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2043	1,520	1,601
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2045	1,425	1,484
Airports System Rev. Bonds, Series 2022-A, AMT, 5.00% 7/1/2051	2,205	2,251
Airports System Rev. Bonds, Series 2025-A, AMT, 5.25% 7/1/2051	3,560	3,755
Airports System Rev. Bonds, Series 2025-A, AMT, 5.50% 7/1/2054	2,505	2,707
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-A, AMT, 3.10% 5/1/2026	2,250	2,231
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	29,955	29,590
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/ 2039	4,145	3,682
County of Hawaii, Community Facs. Dist. No. 1-2021 (Kaloko Heights Project), Special Tax Rev. Bonds., Series 2023, 7.25% 5/15/2052 (a)	5,775	5,866
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 3.00% 7/1/ 2041	3,590	3,082
City and County of Honolulu, Wastewater System Rev. Green Bonds (First Bond Resolution), Series 2024-A, 5.25% 7/1/2054	1,370	1,477
		57,726
Idaho 0.37%
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034	2,150	2,151
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044	6,415	6,416
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047	1,335	1,345
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 3.80% 10/1/2031	550	532
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.00% 10/1/2033	1,330	1,294
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.25% 10/1/2039	1,600	1,524
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.50% 10/1/2050	5,395	4,695
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.55% 10/1/2056	4,305	3,711
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 4.50% 7/1/2030 (a)	540	540
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2040 (a)	1,465	1,404
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2018-A, 6.00% 7/1/2049 (a)	1,720	1,731
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2054 (a)	2,670	2,330
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2024-A, 4.00% 8/15/2049	2,675	2,571
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2025-A, 4.00% 8/15/2050	4,880	4,664
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	9,600	10,421
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	3,070	3,384
		48,713
Illinois 6.20%
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.00% 3/1/2033	1,425	1,450
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.25% 3/1/2041	3,765	3,799
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2018, 5.00% 4/1/ 2034	1,365	1,401
American High-Income Municipal Bond Fund — Page 38 of 117

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2026	USD2,245	$2,284
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.50% 12/1/2031	7,000	7,424
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032	4,125	4,205
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.00% 12/1/2032	7,500	7,741
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2033	500	507
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035	3,565	3,578
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036	970	967
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039	2,255	2,208
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	3,845	3,792
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	2,480	2,401
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041	1,310	1,262
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	12,725	11,561
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	750	681
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2016-B, 6.50% 12/1/2046	7,045	7,097
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046 (a)	41,270	42,874
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049	3,680	3,743
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 5.75% 12/1/2050	16,160	16,068
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050	19,115	19,997
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2025	5,270	5,272
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2025	2,445	2,446
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 1999-A, NATL, 5.50% 12/1/2026	2,150	2,175
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2027	1,125	1,139
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	500	524
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2028	2,000	2,093
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.25% 12/1/2028	500	513
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2029	1,000	1,018
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	1,100	1,115
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2019-A, 5.00% 12/1/2030	1,610	1,646
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2019-D, 5.00% 12/1/2030	2,495	2,551
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.25% 12/1/2030	350	365
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 12/1/2030 (a)	5,135	5,399
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031	1,400	1,416
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2031	500	508
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2019-B, 5.00% 12/1/2032	650	660
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2032	1,655	1,756
American High-Income Municipal Bond Fund — Page 39 of 117

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 5.00% 12/1/2034	USD890	$887
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035	4,510	4,286
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035	2,020	1,920
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035	985	987
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	7,115	7,082
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.00% 12/1/2040	3,650	3,549
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041	3,785	3,221
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 6.00% 12/1/2041	1,000	1,059
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042	3,665	3,043
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2042	6,550	6,869
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 6.00% 12/1/2042	710	745
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042 (a)	17,990	18,699
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2043	10,570	8,583
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2043	12,535	13,076
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 6.00% 12/1/2043	5,000	5,212
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2044	9,315	9,650
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2045	11,695	11,454
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	5,920	5,378
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	6,265	4,809
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 2019-A, 0% 12/1/2025	1,000	997
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2028	6,680	5,951
City of Chicago, GO Bonds, Series 2021-A, 5.00% 1/1/2033	85	89
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2037 (a)	233	220
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2038 (a)	5,904	5,489
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2038 (a)	1,844	1,714
City of Chicago, GO Bonds, Series 2025-B, 5.50% 1/1/2041	775	813
City of Chicago, GO Bonds, Series 2025-C, 6.00% 1/1/2043	905	977
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2044 (a)	3,952	3,280
City of Chicago, GO Bonds, Series 2024-A, 5.25% 1/1/2045	2,665	2,644
City of Chicago, GO Bonds, Series 2025-E, 6.00% 1/1/2045	890	950
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2049 (a)	2,667	2,093
City of Chicago, GO Bonds, Series 2025-A, 6.00% 1/1/2050	12,930	13,572
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 4.00% 1/1/2035	1,350	1,324
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.25% 1/1/2038	2,000	2,065
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2039	USD3,835	$3,982
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2040	2,450	2,532
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2041	900	918
City of Chicago, GO Bonds, CAB, Series 2008-C, 0% 1/1/2027 (escrowed to maturity)	2,000	1,927
City of Chicago, GO Project and Rev. Ref. Bonds, CAB, Series 2008-C, 0% 1/1/2031	2,165	1,800
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	1,250	1,266
City of Chicago, GO Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2041	890	895
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/ 2029	2,705	2,848
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/ 2032	3,565	3,926
City of Chicago, O’Hare International Airport, Special Facs. Rev. Bonds (Trips Obligated Group), Series 2018, AMT, 5.00% 7/1/2048	5,125	5,127
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	19,075	18,035
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044	21,020	21,074
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2025	1,310	1,306
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2029	4,725	4,050
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2029	6,200	5,314
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2031	9,240	7,314
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2031	7,115	5,625
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2050	900	818
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 12/1/2051	11,605	11,651
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055	2,670	2,382
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057	6,835	6,949
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Ref. Bonds, Series 2024-A, 5.00% 12/1/2049	4,510	4,654
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2023-B, AGI, 5.25% 1/1/2048	325	341
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2023-A, AGI, 5.25% 1/1/2058	1,795	1,876
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, AGI, 4.00% 1/1/2052	450	413
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029	890	907
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030	625	638
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, AGI, 5.00% 11/1/2035	1,040	1,071
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2004-A, AGI, 5.75% 6/1/2034	1,805	2,077
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax GO Bonds, Series 2017, BAM, 5.00% 12/1/2047	4,580	4,603
County of DuPage, Special Service Area No. 31 (Monarch Landing Project), Special Tax Bonds, Series 2006, 5.625% 3/1/2036	2,612	2,614
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037	1,805	1,826
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2047	2,815	2,765
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2032	100	107
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 7/1/2033	200	173
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2033	110	119
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 4.25% 7/1/2041	USD190	$193
Fin. Auth., Rev. Bonds (Ascension Health Alliance), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	60	61
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2034 (preref. 2/15/2027)	190	196
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2036 (preref. 2/15/2027)	190	196
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	1,855	1,888
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041	885	892
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)	3,335	3,426
Fin. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 2017, 5.125% 2/15/2045 (b)	6,042	181
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2034	3,195	3,222
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2035	1,350	1,352
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2040	12,825	12,902
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046	15,535	15,573
Fin. Auth., Rev. Bonds (Northshore University Healthsystem), Series 2020-A, 3.25% 8/15/2049	3,340	2,683
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 11/15/2037	1,085	1,071
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-A, 3.00% 5/15/2050	2,220	1,554
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2025	1,010	1,010
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 5/1/2026	915	920
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2026	890	900
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028	1,990	2,016
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030	1,335	1,352
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031	1,465	1,484
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2035	1,275	1,278
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050	3,190	2,667
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2/15/2034 (preref. 2/15/2027)	220	223
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	70	71
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	5	5
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2046	1,510	1,506
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2049	1,645	1,621
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2032	990	991
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2038	1,350	1,351
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048	1,200	941
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2044	165	178
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034	890	913
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2028	885	872
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2030	1,695	1,652
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2032	925	836
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2033	2,665	2,534
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2038	280	226
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038	7,135	6,396
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2031 (b)	601	30
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2036 (b)	321	16
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2047	980	917
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2052	960	874
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039	740	736
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040	4,450	3,955
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	2,290	2,292
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045	2,650	2,651
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2025, 5.00% 8/15/2041	3,705	4,004
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2030	845	821
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2037	885	793
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	4,225	4,245
Fin. Auth., Solid Waste Disposal Rev. Green Bonds (LRS Holdings, LLC Project), Series 2023-A, AMT, 7.25% 9/1/2052 (put 9/1/2030) (a)	13,795	15,046
American High-Income Municipal Bond Fund — Page 42 of 117

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047	USD2,660	$2,586
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2050	690	660
GO Bonds, Series 2021-B, 4.00% 1/1/2030 (a)	1,877	1,891
GO Bonds, Series 2021-B, 4.00% 1/1/2035 (a)	342	335
GO Bonds, Series 2016, 4.00% 6/1/2036	2,295	2,297
GO Bonds, Series 2019-C, 4.00% 11/1/2040	1,000	966
GO Bonds, Series 2021-B, 3.00% 12/1/2040	6,380	5,276
GO Bonds, Series 2021-B, 3.00% 12/1/2041	4,485	3,594
GO Bonds, Series 2022-A, 5.50% 3/1/2042	2,360	2,547
GO Bonds, Series 2019-C, 4.00% 11/1/2042	2,080	1,953
GO Bonds, Series 2019-C, 4.00% 11/1/2044	1,645	1,508
GO Bonds, Series 2020-C, 4.25% 10/1/2045	440	417
GO Bonds, Series 2024-B, 5.25% 5/1/2047	690	719
GO Bonds, Series 2024-B, 5.25% 5/1/2048	1,035	1,075
GO Bonds, Series 2024-B, 5.25% 5/1/2049	890	925
GO Rev. Ref. Bonds, Series 2016, AGI, 4.00% 2/1/2030	55	56
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 8/1/2046	70	70
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051	1,410	1,385
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	115	116
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051	560	551
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	1,880	1,847
Housing Dev. Auth., Rev. Bonds, Series 2022-A, 3.50% 4/1/2052	2,230	2,218
Housing Dev. Auth., Rev. Bonds, Series 2023-K, 6.25% 10/1/2053	6,055	6,743
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054	3,980	4,313
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	1,200	1,334
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055	1,475	1,620
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054	3,995	4,469
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, AGI, 5.00% 4/1/ 2026	545	550
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, AGI, 5.00% 4/1/ 2031	695	728
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/ 2035	660	686
Village of Lincolnshire, Special Service Area No. 1 (Sedgebrook Project), Special Tax Bonds, Series 2004, 6.25% 3/1/2034	935	936
Village of Matteson, Tax Increment Limited Obligation Rev. Bonds, Series 2015, 6.50% 12/1/2035	995	1,018
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 1994, BAM, 0% 6/15/2028	890	818
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2030 (escrowed to maturity)	115	100
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2037	2,665	1,695
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 1994, NATL, 0% 6/15/2028	1,990	1,825
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2032	6,105	4,780
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2033	3,110	2,387
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2033	9,615	7,230
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2034	890	655
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2034	14,125	10,166
American High-Income Municipal Bond Fund — Page 43 of 117

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2035	USD990	$679
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2038	4,700	2,836
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2039	3,380	1,876
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2012-B, 0% 12/ 15/2051	6,780	1,875
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2015-A, AGI, 0% 12/15/2052	1,830	500
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/ 15/2042	3,150	3,222
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-A, 5.00% 6/ 15/2053	1,780	1,774
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, CAB, Series 2012-B, AGI, 0% 12/15/2051	6,975	2,005
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040	770	771
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042	9,000	8,472
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047	2,345	2,074
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050	11,120	9,639
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050	9,005	9,024
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052	10,325	8,853
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 6/15/2053	1,050	1,049
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057	4,005	3,998
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2031	2,515	2,046
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2037	1,240	789
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2037	2,085	1,292
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2039	1,420	811
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2039	1,555	863
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2040	1,470	791
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2040	5,505	2,900
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2041	1,715	853
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2043	3,385	1,546
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2044	7,120	3,057
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2046	1,810	696
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2012-B, BAM, 0% 12/15/2051	USD4,900	$1,408
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-B, BAM, 0% 12/15/2054	36,245	8,951
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-B, 0% 12/15/2054	18,000	4,260
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, AGI, 0% 12/15/2056	30,740	6,854
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, 0% 12/15/2056	2,255	480
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Bonds, Series 2021, BAM, 4.00% 10/ 1/2043	440	423
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2035	950	966
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2036	1,920	1,943
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2037	1,455	1,465
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2038	2,120	2,126
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2039	2,225	2,222
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2039	360	356
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2040	2,180	2,137
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2041	2,195	2,118
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2041	345	338
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 4.00% 1/1/2038	1,780	1,776
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	1,780	2,016
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, CAB, Series 1999-A, NATL, 0% 4/1/2029	1,170	1,015
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2028	890	917
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2029	1,780	1,859
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2030	5,335	5,345
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2031	2,265	2,269
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2032	1,250	1,252
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), CAB, Series 2001, AMBAC, 0% 6/15/2026	890	871
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 1/1/2044	1,335	1,369
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/ 2034	1,905	1,909
Village of Volo, Special Service Area No. 17, Special Tax Bonds, Series 2017, 5.50% 3/1/2047	1,048	1,048
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 3.125% 3/1/2027	1,003	1,004
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 5.00% 3/1/2034	4,439	4,460
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 4.00% 3/1/2036	1,076	1,077
American High-Income Municipal Bond Fund — Page 45 of 117

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 5.00% 3/1/2032	USD3,805	$3,828
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 4.00% 3/1/2036	6,580	6,593
		809,950
Indiana 1.00%
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2041	935	861
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2051	625	528
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2056	1,160	958
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2021-A, 1.40% 8/ 1/2029	1,780	1,620
Fin. Auth., Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020-A, AMT, 6.75% 5/1/ 2039	5,815	6,517
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/ 2026	6,420	6,417
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 4/1/2041	1,780	1,787
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.25% 10/1/2044	2,850	3,114
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-D-3, 5.00% 10/1/2059 (put 10/1/ 2033)	1,630	1,857
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043	1,780	1,573
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050	10,355	9,401
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2039	6,005	6,501
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2044	7,030	7,318
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/ 2030	5,370	5,199
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	5,820	5,955
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	7,165	6,775
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	3,630	3,514
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2033	2,145	2,211
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2038	2,130	2,162
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043	2,065	2,069
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046	6,985	6,997
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2048	4,000	3,902
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2053	1,200	1,151
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2043	4,675	4,062
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2051	1,670	1,335
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	8,270	7,651
Fin. Auth., Rev. Ref. Bonds (Greencroft Obligated Group), Series 2023-A, 4.00% 11/15/2037	8,530	8,219
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	250	250
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	460	453
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2030	335	352
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2031	335	354
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 4.50% 6/1/2039	50	50
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034 (a)	1,040	1,077
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.875% 1/1/2044 (a)	2,315	2,337
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 5.00% 1/1/2054 (a)	5,550	5,489
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Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2008, 4.20% 6/1/2044 (put 6/2/2035)	USD2,030	$2,128
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2021, AMT, 3.00% 11/1/2051	10,430	7,596
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019-A, AMT, 5.00% 12/1/2044 (put 6/15/2026)	1,025	1,037
		130,777
Iowa 0.75%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	5,675	6,541
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.00% 5/15/2049	2,935	2,774
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2021-A, 4.00% 5/15/2053	1,775	1,404
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2023-B, 7.50% 5/15/2053	3,290	3,652
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-1, 5.00% 5/15/2055	1,275	1,183
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.125% 5/15/2059	5,470	5,132
Fin. Auth., Rev. Bonds (Wesley Retirement Services, Inc.), Series 2025-BC, 6.00% 12/1/2055	22,970	23,135
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028	200	202
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2033	890	899
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2038	1,000	1,005
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051	820	808
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	1,985	2,013
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2028	195	203
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2031	595	637
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2032	570	619
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2033	875	952
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2034	985	1,067
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2039	180	175
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-C, AMT, 3.50% 12/1/2044	5,690	4,514
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 4.50% 12/1/2045	3,140	3,233
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-C, AMT, 5.00% 12/1/2054	2,220	2,156
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, CAB, Series 2021-B-2, 0% 6/1/2065	220,255	32,674
Board of Regents of the University of Iowa, Hospital Rev. Bonds (University of Iowa Hospitals and Clinics), Series 2022-B, 3.00% 9/1/2056	3,560	2,621
		97,599
Kansas 0.55%
City of Hitchinson, Health Care Facs. Rev. Ref. Bonds (Wesley Towers, Inc.), Series 2016-A, 4.00% 11/1/2031	255	239
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2027	665	669
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2029	1,070	1,085
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2031	1,180	1,196
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2032	220	223
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2039	6,100	6,125
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 5/15/2043	3,590	3,542
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2028	265	263
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2036	4,230	3,983
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2046	5,390	4,474
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-A, 4.00% 6/1/2052	5,515	4,260
City of Overland Park, Special Obligation Sales Tax Rev. Bonds (Bluhawk Star Bond Project), Series 2022-A, 6.00% 11/15/2034 (a)	1,530	1,614
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034	1,545	1,519
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Vacation Village Project Area 1 and 2A), Series 2015-A, 5.75% 9/1/2032	3,725	3,579
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Bonds, notes & other debt instruments (continued) Kansas (continued)	Principal amount (000)	Value (000)
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project), CAB, Series 2015, 0% 9/1/2034 (a)	USD500	$280
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035 (a)	21,325	22,071
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.75% 9/1/2039 (a)	16,110	16,811
		71,933
Kentucky 0.84%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2028	1,125	1,130
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2030	1,635	1,642
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2/1/2032	445	446
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2/1/2036	2,465	2,466
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2040	1,915	1,919
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 5.00% 2/1/2032	810	845
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2034	870	869
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2036	340	334
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2037	665	652
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, AGI, 3.00% 2/1/2040	6,185	5,597
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2/1/2032	3,555	3,147
County of Carroll, Environmental Facs. Rev. Ref. Bonds, Series 2006-B, AMT, 2.125% 10/1/2034	1,930	1,624
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/ 2026	4,110	3,963
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2027	3,185	2,953
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.50% 11/ 15/2035	535	507
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/ 15/2045	4,090	3,443
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/ 15/2050	1,380	1,115
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/ 15/2041	3,820	3,894
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, AGI, 5.00% 12/1/2045	5,335	5,397
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032 (a)	4,245	4,270
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.45% 1/1/2042 (a)	3,560	3,521
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.45% 1/1/2042 (a)	1,120	1,108
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.70% 1/1/2052 (a)	8,810	8,348
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.70% 1/1/2052 (a)	4,780	4,529
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2034	1,820	1,930
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2035	1,960	2,071
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2023-A-1, AMT, 4.00% 6/1/2037	7,955	7,853
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	2,485	2,566
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	1,370	1,521
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Bonds, notes & other debt instruments (continued) Kentucky (continued)	Principal amount (000)	Value (000)
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	USD880	$961
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	845	930
Kentucky State University, Certs. of Part. (Kentucky State University Project), Series 2021, BAM, 4.00% 11/1/2041	665	673
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029	2,270	2,309
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	1,805	1,832
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043	450	355
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	1,120	977
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, AGI, 5.00% 10/1/2035	1,335	1,350
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	1,325	1,362
Public Energy Auth., Gas Supply Rev. Bonds, Series 2024-A-1, 5.00% 5/1/2055 (put 7/1/2030)	1,005	1,068
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	7,410	8,175
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	3,550	3,858
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-A, 5.25% 6/1/2055 (put 12/1/2029)	3,205	3,427
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2049 (a)	750	713
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2053 (a)	1,690	1,548
		109,198
Louisiana 1.04%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 1/1/2034	640	711
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2029	1,000	1,031
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2034	1,110	1,132
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2039	4,765	4,760
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 4.25% 11/15/2030 (a)	935	938
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.00% 11/15/2037 (a)	1,575	1,624
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.00% 11/15/2044 (a)	350	334
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.25% 11/15/2053 (a)	500	470
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.25% 11/15/2059 (a)	500	463
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	32,850	28,043
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2039	885	899
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 11/1/2032	9,220	9,103
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052	715	716
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 7/1/2059	6,665	6,680
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051	4,590	4,590
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056	885	885
Public Facs. Auth., Lease Rev. Bonds (South Quad L3C - Louisiana State University South Quad Phase IV Project), Series 2025, AGI, 5.25% 7/1/2055	3,335	3,507
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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
Public Facs. Auth., Lease Rev. Bonds (South Quad L3C - Louisiana State University South Quad Phase IV Project), Series 2025, AGI, 4.75% 7/1/2065	USD5,000	$4,972
Public Facs. Auth., Rev. Bonds (BBR Schools - Materra Campus Project), Series 2021-A, 4.00% 6/1/2031 (a)	435	419
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2031 (a)	300	289
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2041 (a)	2,360	1,952
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2041 (a)	1,000	827
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2051 (a)	1,540	1,119
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/4/2051 (a)	2,340	1,700
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2056 (a)	1,960	1,380
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2056 (a)	1,025	719
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2032 (preref. 5/15/ 2026)	10	10
Public Facs. Auth., Rev. Bonds (Provident Group - HSC Properties, Inc. - LSU Health Foundations, New Orleans Project), Series 2006, 5.10% 1/1/2057 (a)	11,115	8,439
Public Facs. Auth., Rev. Bonds, (I-10 Calcasieu River Bridge Public-Private Partnership Project), Series 2024, AMT, 5.50% 9/1/2059	890	908
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.00% 6/15/2045 (a)	3,330	3,398
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.375% 6/15/2053 (a)	1,000	1,014
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.15% 6/15/2055 (a)	5,175	5,269
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.00% 6/15/2059 (a)	2,330	2,342
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2034 (a)	1,210	1,242
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2043 (a)	2,485	2,371
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2033 (preref. 5/ 15/2026)	15	15
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2020-A, 3.00% 5/15/2047	1,815	1,371
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023-R-2, AMT, 6.50% 10/1/2053 (put 10/1/2028) (a)	8,925	9,405
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.75% 10/1/2053 (put 10/1/2028) (a)	1,345	1,426
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2008, 6.10% 6/1/2038 (put 6/1/2030) (a)	3,710	4,081
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010, 6.35% 7/1/2040 (a)	8,140	8,864
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010-A, 6.35% 10/1/2040 (a)	1,785	1,944
Parish of St. James, Rev. Bonds (NuStar Logistics, LP Project), Series 2011, 3.70% 8/1/2041 (put 6/1/2030)	2,240	2,263
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-2, 2.375% 6/1/2037 (put 7/1/2026)	2,370	2,362
		135,987
Maine 0.09%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-3, AMT, 5.00% 8/1/2035 (a)	1,365	1,411
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2024, AMT, 4.625% 12/1/2047 (put 6/1/2035) (a)	2,745	2,775
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2025	80	80
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2026	100	101
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2027	105	108
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2028	135	141
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2029	135	142
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2030	220	234
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Bonds, notes & other debt instruments (continued) Maine (continued)	Principal amount (000)	Value (000)
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.125% 12/1/2041	USD1,025	$1,037
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2043	975	985
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2044	1,060	1,069
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2045	840	846
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2046	710	716
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2034	900	901
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2035	900	901
		11,447
Maryland 0.88%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050	3,555	3,064
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.50% 6/1/2033	300	307
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.875% 6/1/2042	875	887
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 5.00% 6/1/2051	1,385	1,388
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.00% 9/1/2027	900	901
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.50% 9/1/2033	3,445	3,467
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 5.00% 9/1/2038	1,535	1,550
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 3.625% 6/1/2046 (a)	1,000	845
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 4.00% 7/1/2029	700	697
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 5.00% 7/1/2036	2,535	2,582
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	195	194
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	1,875	1,845
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2024-C, 6.25% 9/1/2055	6,085	6,819
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2044	645	651
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2049	1,110	1,116
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2029	1,645	1,709
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2032	890	923
Econ. Dev. Corp., Port Facs. Rev. Ref. Bonds (Core Natural Resources, Inc. Project), Series 2025, 5.00% 7/1/2048 (put 3/27/2035) (a)	6,810	7,193
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 7/1/ 2036	3,170	3,132
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 7/1/2044	6,000	5,605
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2040	450	411
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2050	1,335	1,090
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Harper-Tubman Project), Series 2025-A, AGI, 5.00% 7/1/2060	1,060	1,087
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/ 2033	890	890
County of Frederick, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2020-C, 4.00% 7/1/2050 (a)	1,032	918
County of Frederick, Tax Increment and Special Tax Obligation Rev. Ref. Bonds (Jefferson Technology Park Project), Series 2020-B, 4.625% 7/1/2043 (a)	1,935	1,885
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 4.50% 1/1/2042	16,440	15,987
American High-Income Municipal Bond Fund — Page 51 of 117

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Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 5.125% 1/1/2042	USD2,900	$2,946
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048	2,000	2,006
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2045	800	730
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2050	890	781
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2034	1,095	1,185
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.50% 6/1/2047	2,220	2,252
County of Howard, Retirement Community Rev. Bonds (Vantage House Fac.), Series 2017, 5.00% 4/1/2044	443	399
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.00% 2/15/2028 (a)	485	485
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.125% 2/15/2034 (a)	750	745
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.375% 2/15/2039 (a)	1,735	1,713
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.50% 2/15/2047 (a)	8,820	8,244
County of Montgomery, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 2.95% 12/1/2041 (put 12/1/ 2025)	7,500	7,500
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.00% 7/1/2031 (a)	675	677
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.25% 7/1/2039 (a)	1,915	1,898
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.375% 7/1/2048 (a)	4,795	4,488
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046 (a)	1,560	1,560
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 7/1/2035	653	654
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2051	1,795	1,728
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2052	1,795	1,718
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2053	4,670	4,436
Washington Suburban Sanitary Dist., Consolidated Public Improvement Green Bonds, Series 2025, 4.00% 6/1/ 2054	1,305	1,241
		114,529
Massachusetts 0.51%
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2023-G, 5.25% 7/1/2052	2,225	2,241
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2028 (a)	1,600	1,650
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2033 (a)	3,560	3,670
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038 (a)	3,780	3,896
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 11/15/2046 (a)	6,070	6,152
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2055	1,780	1,866
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2060	1,175	1,221
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2065	1,845	1,915
Dev. Fin. Agcy., Rev. Bonds (Suffolk University Issue), Series 2025, 6.00% 7/1/2050	1,315	1,419
Dev. Fin. Agcy., Rev. Bonds (Suffolk University Issue), Series 2025, 5.25% 7/1/2055	4,860	4,888
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2029	1,605	1,624
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2036	1,205	1,216
Dev. Fin. Agcy., Rev. Green Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 7/1/2044	3,950	3,896
Dev. Fin. Agcy., Rev. Ref. Bonds (Boston University Issue), Series 2025-B, 4.00% 10/1/2048	4,225	3,965
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge Charles Issue), Series 2017, 5.00% 10/1/2047 (a)	2,225	2,209
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge on the Charles, Inc. Issue), Series 20, 5.00% 10/1/2057 (a)	2,225	2,152
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 4.00% 10/1/2039	220	214
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.125% 1/1/2040	905	904
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.25% 1/1/2050	3,040	2,823
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	1,395	1,423
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 7/1/2032	835	903
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 7/1/2035	65	65
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Bonds, notes & other debt instruments (continued) Massachusetts (continued)	Principal amount (000)	Value (000)
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2020-B, AMT, 2.625% 7/1/2036	USD35	$34
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037	1,115	926
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	1,890	1,858
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.25% 7/1/2044	1,010	1,017
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-D, AMT, 5.00% 7/1/2054	7,775	7,610
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2025-B, AMT, 5.50% 7/1/2055	885	902
Housing Fin. Agcy., Housing Bonds, Series 2019-B-1, 2.75% 12/1/2034	405	368
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 6/1/2043	305	305
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2022-A, 5.00% 6/1/2050	2,670	2,763
		66,095
Michigan 1.06%
Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2025-I, 5.25% 10/15/2050	1,985	2,143
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, AGI, (3-month USD CME Term SOFR x 0.67 + 0.60%) 3.445% 7/1/2032 (c)	6,385	6,327
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2028	210	218
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2029	435	453
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2030	450	468
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2031	240	250
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2031	1,010	1,101
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2032	900	936
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2033	450	467
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2034	1,110	1,150
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2036	1,395	1,439
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2037	900	926
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2038	1,160	1,190
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2040	325	319
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2041	285	276
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2042	405	380
City of Detroit, Unlimited Tax GO Bonds, Series 2023-C, 6.00% 5/1/2043	450	497
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2046	2,670	2,703
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2050	7,440	7,481
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/ 2045	900	876
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040	3,560	3,494
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-A-MI, 3.00% 12/1/2049	1,265	902
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2037	1,335	1,356
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2047	4,350	3,938
City of Flint, Hospital Building Auth., Rev. and Rev. Ref. Bonds (Hurley Medical Center), Series 2020, 4.00% 7/1/ 2038	445	430
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-B, 4.75% 7/1/2028	250	250
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028	2,590	2,591
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039	770	770
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. and Rev. Ref. Bonds (Beacon Hill at Eastgate Project), Series 2021, 5.00% 11/1/2055	10,455	8,583
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	5,315	5,412
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	9,170	8,949
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 4.00% 11/1/ 2027	1,535	1,505
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2032	940	941
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2047	6,740	5,822
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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2052	USD5,990	$4,984
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046	3,560	3,578
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.70% 10/1/2056	8,205	5,405
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 12/1/2034	1,010	998
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	100	100
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	2,300	2,264
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	4,850	5,181
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	4,410	4,770
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-D, 6.25% 6/1/2055	1,830	2,010
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2035	755	830
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2036	535	584
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2032	1,150	1,193
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2016, 5.00% 11/15/2037	5,335	5,361
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2022, 4.00% 11/15/2043	5,140	4,428
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2021, 4.00% 11/15/2045	2,110	1,762
Board of Trustees of Michigan State University, Rev. Bonds, Series 2024-A, 5.00% 8/15/2049	3,565	3,753
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2034	1,140	1,169
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 3.35% 10/1/2049 (put 10/1/2027)	2,455	2,449
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	5,335	5,332
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/ 2029	890	924
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/ 2043	2,440	2,386
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	2,035	2,072
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	2,810	2,742
		138,818
Minnesota 0.21%
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2051	445	352
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2061	770	576
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2018, AMT, 4.00% 11/1/2037	380	380
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038	8,780	8,137
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2023, AMT, 4.00% 11/1/2042	14,865	14,360
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047	662	572
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	105	105
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2025-C, 6.25% 7/1/2055	1,470	1,660
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 4.75% 7/1/2029 (a)	205	206
American High-Income Municipal Bond Fund — Page 54 of 117

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Bonds, notes & other debt instruments (continued) Minnesota (continued)	Principal amount (000)	Value (000)
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.25% 7/1/2033 (a)	USD140	$142
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 7/1/2052 (a)	1,410	1,333
		27,823
Mississippi 0.26%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044	15,640	10,080
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2/1/2036 (put 8/2/2027) (a)	10,240	10,461
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2036 (a)	1,890	1,713
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2041 (a)	1,000	835
Home Corp., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2044	855	858
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	7,020	7,021
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 4.00% 9/ 1/2032	1,235	1,271
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	1,465	1,514
		33,753
Missouri 1.09%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Bonds (SoutheastHEALTH), Series 2017-A, 5.00% 3/ 1/2036	1,555	1,584
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Health), Series 2021, 4.00% 3/1/2041	1,025	1,024
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-A, 6.00% 3/1/2033	2,635	2,661
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (SoutheastHEALTH), Series 2021, 3.00% 3/1/2046	5,390	4,201
County of Cape Girardeau, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Westpark Mall Redev. Project), Series 2024, 5.50% 5/1/2044 (a)	2,210	2,126
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/ 1/2036	2,090	1,988
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/ 1/2040	1,465	1,465
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/ 1/2041	1,570	1,395
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/ 1/2045	1,820	1,755
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 11/15/ 2048	5,505	5,507
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2018-A, 4.00% 11/15/2048	3,560	3,320
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	1,175	1,175
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Christian Horizons Obligated Group), Series 2018, 5.00% 5/15/2036 (b)	481	24
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2019-C, 4.00% 2/1/2033	765	767
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2034	1,585	1,586
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2034	1,245	1,248
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2034	2,435	2,490
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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2042	USD955	$864
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2042	9,525	8,614
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2042	5,315	5,331
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2046	1,480	1,446
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048	5,335	4,470
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046	895	875
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	915	905
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	890	996
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-G, 5.50% 5/1/2055	2,345	2,513
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	5,700	6,232
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	5,810	6,425
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	7,140	7,922
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-C, 5.75% 5/1/2056	2,690	2,932
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	2,495	2,737
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 11/1/2045	210	210
City of Joplin, Industrial Dev. Auth., Sales Tax Rev. Bonds (32nd Street Place Community Improvement Dist. Project), Series 2021, 3.50% 11/1/2040	630	589
City of Kansas City, Industrial Dev. Auth., Econ. Activity Tax Rev. Bonds (Historic Northeast Redev. Plan), Series 2024-A-2, 6.50% 6/1/2029 (a)	400	402
City of Kansas City, Industrial Dev. Auth., Econ. Activity Tax Rev. Bonds (Historic Northeast Redev. Plan), Series 2024-A-1, 5.00% 6/1/2046 (a)	3,795	3,711
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.00% 8/15/2039	4,030	4,124
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-B-1, 4.825% 8/15/2047	550	550
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.625% 8/15/2054	480	484
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.75% 8/15/2059	465	469
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 4.00% 11/1/2027 (a)	180	177
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 4.375% 3/15/2030	510	466
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2039	3,855	3,219
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2049	6,410	4,909
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2045	1,780	1,834
American High-Income Municipal Bond Fund — Page 56 of 117

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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2049	USD890	$911
County of Phelps, Hospital Rev. Bonds (Phelps Health), Series 2025, 6.00% 12/1/2055	1,335	1,437
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2049	1,770	1,691
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 4.50% 6/1/2036	280	281
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2026	250	248
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2030	750	717
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.125% 5/1/2035	395	356
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, NATL, 5.50% 7/1/ 2026	780	793
City of St. Louis, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Union Station Phase 2 Redev. Project), Series 2024-A, 4.875% 6/15/2034	365	373
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2030	890	890
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2035	1,245	1,243
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 8/15/2045	1,775	1,577
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018-A, 5.125% 9/1/2048	4,865	4,818
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.125% 9/1/2049	1,190	1,174
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 9/1/2053	6,170	6,098
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2025	245	245
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035	1,250	1,247
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 12/1/2045	8,320	7,573
County of Stoddard, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-B, 6.00% 3/1/2037	2,935	2,961
City of Town and Country, Town and Country Crossing Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020-A, 3.375% 4/1/2037	320	296
		142,651
Montana 0.12%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	7,445	7,678
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 3/1/2034	5,335	5,469
Board of Housing, Single Family Mortgage Bonds, Series 2024-A, 6.00% 12/1/2054	395	428
Board of Housing, Single Family Mortgage Bonds, Series 2024-B, 5.75% 6/1/2055	445	481
City of Kalispell, Housing and Healthcare Facs. Rev. Bonds (Immanuel Lutheran Corp. Project), Series 2017-A, 5.25% 5/15/2052	1,500	1,363
		15,419
Nebraska 0.17%
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Warrants, Series 2020, 7.00% Cash 7/26/2028 (h)(i)(j)	27	27
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2038	1,040	1,026
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	1,310	1,311
American High-Income Municipal Bond Fund — Page 57 of 117

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Bonds, notes & other debt instruments (continued) Nebraska (continued)	Principal amount (000)	Value (000)
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2023-C, 5.50% 9/1/2053	USD1,895	$2,003
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2024-G, 6.00% 9/1/2054	2,405	2,675
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/15/2027 (h)(i)(j)	53	53
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 10/20/2027 (h)(i)(j)	321	321
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/17/2027 (h)(i)(j)	12	12
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 12/15/2027 (h)(i)(j)	158	158
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 2/16/2028 (h)(i)(j)	61	60
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/16/2028 (h)(i)(j)	355	355
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/20/2028 (h)(i)(j)	135	135
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 5/9/2028 (h)(i)(j)	10	10
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/20/2028 (h)(i)(j)	822	822
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/7/2028 (h)(i)(j)	177	177
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 10/19/2028 (h)(i)(j)	451	451
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/16/2028 (h)(i)(j)	302	302
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 1/16/2029 (h)(i)(j)	147	147
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/7/2029 (h)(i)(j)	98	98
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/9/2029 (h)(i)(j)	11	11
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/22/2029 (h)(i)(j)	13	13
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/17/2029 (h)(i)(j)	20	20
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/19/2029 (h)(i)(j)	51	51
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 5/8/2030 (h)(i)(j)	27	27
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 6/17/2030 (h)(i)(j)	6	6
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 7/18/2027 (h)(i)(j)	2,033	2,033
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 8/18/2027 (h)(i)(j)	727	727
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/6/2027 (h)(i)(j)	13	13
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/24/2027 (h)(i)(j)	2,296	2,296
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/21/2027 (h)(i)(j)	919	919
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 1/30/2028 (h)(i)(j)	31	31
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Bonds, notes & other debt instruments (continued) Nebraska (continued)	Principal amount (000)	Value (000)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 4/10/2028 (h)(i)(j)	USD46	$46
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 5/8/2028 (h)(i)(j)	439	439
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2023, 6.00% PIK 7/31/2028 (h)(i)(j)	492	492
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 8/28/2028 (h)(i)(j)	138	138
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/11/2028 (h)(i)(j)	163	163
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/6/2028 (h)(i)(j)	862	862
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/4/2028 (h)(i)(j)	26	26
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/1/2029 (h)(i)(j)	10	10
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 6/3/2029 (h)(i)(j)	22	22
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 7/15/2029 (h)(i)(j)	235	235
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/23/2029 (h)(i)(j)	4	4
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/21/2029 (h)(i)(j)	710	710
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK or 6.00% Cash 11/18/2029 (h)(i)(j)	536	536
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK or 6.00% Cash 12/2/2029 (h)(i)(j)	3	3
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK or 6.00% Cash 1/27/2030 (h)(i)(j)	462	462
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK or 6.00% Cash 2/10/2030 (h)(i)(j)	178	178
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK or 6.00% Cash 4/21/2030 (h)(i)(j)	454	454
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK or 6.00% Cash 6/30/2030 (h)(i)(j)	671	671
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK or 6.00% Cash 7/28/2030 (h)(i)(j)	1,106	1,106
		22,847
Nevada 0.47%
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/ 15/2037	1,000	1,000
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/ 15/2047	2,380	2,223
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 4.00% 12/15/2025	300	300
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029 (a)	1,440	1,441
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2038 (a)	1,000	1,000
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 5.125% 12/15/2045 (a)	1,000	956
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2048 (a)	1,540	1,422
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	3,150	2,865
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 12/1/2025	300	300
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045	1,090	1,091
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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.50% 6/1/2030	USD165	$159
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.50% 6/1/2031	130	124
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.75% 6/1/2032	395	375
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.00% 6/1/2040	375	341
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.125% 6/1/2050	520	443
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.50% 6/1/2035	180	166
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 4.00% 6/1/2050	1,225	1,077
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2026	500	501
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2029	1,195	1,196
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2035	1,805	1,806
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.25% 6/1/2026	180	179
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2027	190	189
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2028	180	177
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.00% 6/1/2033	890	888
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.25% 6/1/2037	750	748
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.375% 6/1/2042	960	936
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2026	165	164
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2027	155	154
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2028	125	123
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2029	280	273
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 6/1/2031	250	235
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2032	345	324
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2033	375	349
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2035	840	775
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2039	405	390
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2049	1,350	1,146
City of Las Vegas, Special Improvement Dist. No. 815 (Summerlin Village 25), Local Improvement Bonds, Series 2020, 4.75% 12/1/2040	830	838
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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2033	USD460	$407
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2036	740	619
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.00% 6/1/2041	870	674
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2046	410	300
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2051	1,595	1,126
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.75% 6/1/2043	295	313
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 6.00% 6/1/2048	310	328
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 6.00% 6/1/2053	665	700
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.75% 12/1/2033	485	503
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2044	1,665	1,675
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2049	1,090	1,082
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2054	1,370	1,341
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2026	555	555
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2028	225	225
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2029	385	385
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2031	95	95
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2026	145	145
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2027	210	209
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.875% 6/1/2028	315	315
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2029	165	164
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2030	280	279
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.25% 6/1/2034	480	479
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.50% 6/1/2039	1,195	1,184
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2043	790	759
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2049	3,030	2,823
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.50% 6/1/2037 (a)	650	681
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2042 (a)	950	982
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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2047 (a)	USD1,560	$1,590
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 6.00% 6/1/2052 (a)	1,545	1,588
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.25% 6/1/2032 (a)	510	513
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.375% 6/1/2034 (a)	555	561
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.50% 6/1/2036 (a)	605	609
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.00% 6/1/2041 (a)	310	317
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.25% 6/1/2054 (a)	1,495	1,482
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-B, AGI, 4.125% 6/1/2058	1,100	1,046
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 5.00% 6/1/ 2026	85	86
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/ 2027	135	137
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/ 2028	145	148
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/ 2029	175	179
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/ 2031	175	181
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/ 2032	110	115
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 5.125% 6/1/ 2054	885	878
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-C, AMT, 4.125% 3/1/2036 (put 10/1/2029)	2,665	2,720
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-F, AMT, 4.125% 3/1/2036 (put 10/1/2029)	3,555	3,628
		60,800
New Hampshire 2.34%
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 2.95% 4/1/2029 (a)	1,690	1,629
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	985	954
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	2,955	3,122
Health and Education Facs. Auth., Rev. Bonds (Dartmouth Health Obligated Group Issue), Series 2025, 5.50% 8/ 1/2050	1,135	1,223
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031	1,125	1,141
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055	1,430	1,547
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 1/1/2055	3,105	3,384
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-D, 6.50% 7/1/2055	1,410	1,541
National Fin. Auth., Affordable Housing Certs., Series 2024-1, Class A, 4.15% 10/20/2040 (put 10/1/2034)	1,021	1,020
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2046	1,430	1,144
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2051	13,500	9,964
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Bonds, notes & other debt instruments (continued) New Hampshire (continued)	Principal amount (000)	Value (000)
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (a)	USD3,005	$3,099
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-B, 6.343% 10/15/2034 (a)	2,585	2,666
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-A, 5.05% 6/15/2035 (a)	8,075	8,381
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	22,940	23,417
National Fin. Auth., Municipal Certs., Series 2022-1, Class X, 0.334% 9/20/2036	75,450	1,456
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	21,090	21,512
National Fin. Auth., Municipal Certs., Series 2022-2, Class X, 0.675% 10/1/2036 (c)(d)	54,291	2,290
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	28,204	27,986
National Fin. Auth., Municipal Certs., Series 2023-2, Class X, 0.748% 1/20/2038 (c)	51,576	2,667
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	13,306	12,844
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 0.506% 8/20/2039 (c)	17,580	694
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	13,882	13,292
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-US, 4.06% 11/20/2039 (c)	13,040	13,091
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.81% 7/20/2040 (c)	12,447	11,441
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 4.086% 1/20/2041 (c)	11,709	11,675
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-2, 4.086% 1/20/2041 (c)	2,412	2,257
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	11,929	11,902
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-US, 4.06% 5/20/2042 (c)	5,706	5,141
National Fin. Auth., Municipal Certs., Series 2024-1, Class X, 0.495% 7/1/2051 (c)	18,510	675
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.034% 10/1/2051 (c)	11,138	10,977
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042 (a)	1,000	894
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-C, AMT, 4.875% 11/1/2042 (a)	1,000	900
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2020-B, AMT, 3.75% 7/1/2045 (put 7/2/2040) (a)	7,880	6,542
National Fin. Auth., Resource Recovery Rev. Ref. Green Bonds (Covanta Project), Series 2020-A, 3.625% 7/1/2043 (put 7/2/2040) (a)	6,325	5,281
National Fin. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-A, 5.25% 7/1/2048	2,215	2,229
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2050	1,660	1,754
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2055	4,110	4,150
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2055	4,605	4,849
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/ 2041	3,330	3,061
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/ 2051	2,180	1,782
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032 (a)	21,604	21,627
National Fin. Auth., Special Rev. Bonds (Lackland Projects, Special Fncg. Dists. in Fort Bend and Parker Counties), CAB, Series 2025-A, 0% 2/1/2035 (a)	10,393	5,778
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (a)	20,630	21,249
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038 (a)	11,180	11,718
		305,946
New Jersey 1.47%
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2052 (a)	1,780	1,764
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2062 (a)	4,050	3,962
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 6/15/ 2037	6,275	6,276
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 6/15/2043	USD670	$670
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Ref. Bonds, Series 2017-A, BAM, 5.00% 7/1/2027	665	685
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 1/1/ 2043	5,100	5,105
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 1/1/ 2052	3,505	3,508
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 7/1/2047	4,255	4,011
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 1/1/2050	1,590	1,476
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 1/1/2049	1,775	1,638
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2037	2,445	2,503
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	4,685	4,685
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048	1,925	1,850
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2034 (preref. 6/15/2027)	1,335	1,386
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2035 (preref. 6/15/2027)	1,135	1,179
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043	1,645	1,694
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043 (preref. 12/1/2028)	965	1,037
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 4.00% 6/15/2029 (a)	275	275
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2039 (a)	825	826
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2049 (a)	930	884
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2054 (a)	725	683
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	21,145	21,145
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 11/15/ 2030	3,165	3,165
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 6/1/2033	3,120	3,120
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 9/15/ 2027	2,490	2,490
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2038	2,225	2,253
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2019-A, AMT, 2.20% 10/1/2039 (put 12/3/2029)	2,225	2,093
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	5,840	5,804
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 4.50% 12/1/2045	6,375	6,544
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 5.50% 12/ 1/2055	4,885	4,984
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 12/1/2026	1,250	1,252
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1A, AMT, 3.25% 12/1/2029	810	810
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1A, AMT, 3.25% 12/1/2030	800	800
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 12/1/2031	190	189
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 3.50% 12/1/2032	235	235
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	3,625	3,518
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039	2,005	1,939
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, AMT, 3.00% 12/1/2034	895	860
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	8,850	8,674
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	8,580	8,078
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	USD9,835	$9,462
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	5,030	5,006
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-C, AMT, 3.25% 12/1/2051	2,675	1,937
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-C, AMT, 5.25% 12/1/2054	3,315	3,342
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	355	360
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055	1,005	1,083
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2036	890	916
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2042	1,110	1,125
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047	755	765
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 4.00% 11/1/2050	1,670	1,523
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2038	2,670	2,716
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2024-AA, 5.00% 6/15/2042	920	1,001
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2045	1,490	1,421
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050	5,340	4,034
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 3.00% 6/15/2050	8,895	6,719
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2050 (preref. 12/15/ 2028)	2,225	2,396
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2025-AA, 5.00% 6/15/2055	8,500	8,820
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2041	1,780	1,777
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-AA, 5.25% 6/15/2041	1,695	1,901
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2036	5,145	3,454
County of Union, Improvement Auth., Solid Waste Disposal Rev. Green Bonds (Aries Linden, LLC Project), Series 2019, AMT, 6.75% 12/1/2041 (a)	12,825	7,695
		191,503
New Mexico 0.23%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	8,630	7,877
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	6,480	5,648
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046	155	154
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2024-C, Class I, 6.00% 3/1/2055	8,650	9,529
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	705	774
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2034	1,045	1,072
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2012, 5.00% 5/15/2042	1,090	1,083
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2044	1,175	1,143
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2049	2,405	2,246
		29,526
New York 6.89%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 5.00% 6/1/2064	490	472
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 4.75% 6/1/2054	1,070	1,009
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055	6,065	5,069
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Long Island Community Hospital Project), Series 2020-A, 5.00% 10/1/2050	2,000	2,038
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2026	885	893
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	28,585	28,645
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 7/1/2040	895	846
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Projct), Series 2015, 4.00% 7/1/2045	465	372
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2041 (a)	945	902
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2051 (a)	USD1,425	$1,276
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2055 (a)	1,275	1,122
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2031 (a)	450	442
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2041 (a)	610	531
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2051 (a)	635	495
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 2.50% 6/15/2031 (a)	500	463
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 5.00% 6/15/2051 (a)	1,780	1,674
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045 (a)	10,625	10,502
Build NYC Resource Corp., Rev. Ref. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 2019, AMT, 5.00% 12/31/2028 (a)	7,250	7,300
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035 (a)	3,030	3,033
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2039	3,560	1,988
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2045	7,240	2,862
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2046	3,065	1,153
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, AGI, 0% 11/15/2048	4,495	1,524
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2055	3,795	902
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2056	3,515	794
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA, 3.00% 2/1/2050	9,400	7,017
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2037	1,665	1,449
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2038	1,465	1,257
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045	4,155	3,326
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050	3,370	3,023
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2045	800	701
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2024, 5.50% 11/1/2047	555	582
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2033 (a)	1,100	1,100
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2034 (a)	1,100	1,100
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 12/1/2034 (a)	890	894
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2035 (a)	1,000	1,000
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2049	2,665	2,717
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.50% 10/1/2054	755	810
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041	8,000	6,884
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.25% 3/15/2047	6,500	7,027
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2049	6,225	6,636
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.25% 3/15/2050	2,150	2,307
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051	2,445	1,808
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2051	2,225	2,328
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2055	1,000	1,045
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2044	860	929
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.25% 3/15/2050	1,050	1,129
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2055	2,670	2,787
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2055	18,370	19,256
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2052	2,875	3,054
American High-Income Municipal Bond Fund — Page 66 of 117

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029) (a)	USD4,230	$4,057
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026) (a)	2,500	2,486
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 4.25% 9/1/2050 (put 9/3/2030) (a)	1,800	1,823
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030) (a)	5,780	6,063
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052	570	578
Town of Huntington Local Dev. Corp., Rev. Bonds (Gurwin Independent Housing, Inc. / Fountaingate Gardens Project), Series 2021-A, 5.25% 7/1/2056	3,275	2,656
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042	1,860	1,529
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2047	2,350	1,788
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 11/15/2040 (a)	1,000	1,000
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	8,795	6,501
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	8,260	5,982
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM, 3.00% 11/15/2051	1,780	1,310
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043	1,495	1,401
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	6,185	6,704
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043	890	918
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	4,005	4,109
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046	2,865	2,619
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	8,430	7,691
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	3,595	3,657
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.25% 11/15/2055	2,500	2,574
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2026	2,105	2,152
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2026	1,170	1,196
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	1,680	1,768
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032	635	698
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045	555	512
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester Regional Health Project), Series 2020-A, 3.00% 12/1/ 2040	1,960	1,605
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	680	671
New York City GO Bonds, Series 2021-F-1, 4.00% 3/1/2047	900	835
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2050	2,225	2,036
New York City GO Bonds, Fiscal 2022, Series 2022-A-1, 3.00% 8/1/2050	2,675	1,962
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2042	1,255	1,355
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2053	3,120	3,328
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2047	3,500	3,773
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2051	20,000	21,383
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2055	5,040	5,259
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2055	5,990	6,385
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.80% 2/1/2050	2,225	1,569
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.25% 11/1/2041	1,770	1,342
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-E, 4.375% 12/15/2031	545	558
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-F, 5.25% 12/15/2031 (a)	USD1,740	$1,795
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2046	3,450	2,684
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2039	1,290	1,169
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2040	3,560	3,162
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 4.00% 3/ 1/2045	3,865	3,707
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2049	1,555	1,187
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-DD, 5.25% 6/15/2046	1,155	1,231
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-AA-1, 5.25% 6/15/2053	2,410	2,554
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-BB-1, 5.25% 6/15/2054	5,535	5,862
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-CC, 5.25% 6/15/2054	13,365	14,233
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2043	2,225	2,428
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2052	4,485	4,722
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.25% 6/15/2055	4,485	4,806
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2042	890	878
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2044	1,170	1,247
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-C, 5.25% 5/1/2048	2,255	2,394
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2048	11,525	12,315
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2049	2,805	2,992
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2051	6,220	6,609
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-F-1, 5.25% 2/1/2053	15,255	16,160
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F, 5.00% 11/1/2040	2,225	2,478
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2044	1,335	1,432
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2045	3,090	3,289
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2046	620	658
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2048	3,560	3,733
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.50% 11/1/2049	3,415	3,711
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.50% 11/1/2051	495	539
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.50% 5/1/2052	1,780	1,927
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2053	3,015	3,139
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.25% 5/1/2048	2,500	2,695
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.00% 5/1/2051	4,090	4,279
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.25% 5/1/2055	4,325	4,619
Niagara Area Dev. Corp., Rev. Bonds (Catholic Health System, Inc. Project), Series 2022, 5.00% 7/1/2052	2,905	2,586
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 11/1/2042 (a)	6,820	6,049
Niagara Frontier Transportation Auth., Airport Rev. Bonds (Buffalo Niagara International Airport), Series 2019-A, AMT, 5.00% 4/1/2039	475	486
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029	1,070	1,071
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-A, 7.25% 9/1/2034 (a)	7,835	7,958
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043 (a)	4,365	4,702
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, AGI, 5.00% 5/1/2030	1,325	1,327
American High-Income Municipal Bond Fund — Page 68 of 117

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Onongada Civic Dev. Corp., Rev. Bonds (Syracuse University Project), Series 2025, 5.50% 12/1/2056	USD715	$783
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.125% 8/1/2044	2,100	1,870
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.375% 8/1/ 2054	6,150	5,404
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, AGI, 6.50% 11/1/2055	3,730	4,238
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, 7.50% 11/1/2055	19,870	21,479
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/ 1/2040	890	899
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 5.75% 12/1/2044	3,335	3,391
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 6.00% 12/1/2053	2,225	2,258
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031 (a)	2,175	2,200
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-1, 4.85% 11/1/2031 (a)	2,855	2,888
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-2, 5.35% 11/1/2049 (a)	2,645	2,649
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-C-2, 5.35% 11/1/2049 (a)	1,915	1,918
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-D-2, 5.35% 11/1/2049 (a)	2,760	2,764
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-2, 5.35% 11/1/2049 (a)	14,265	14,287
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050	2,225	2,052
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051	2,225	2,056
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2052	2,225	2,088
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2053	2,010	2,110
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034	625	626
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2027 (b)	1,805	361
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2021 (b)	1,000	200
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2032 (b)	2,345	469
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2038 (b)	1,370	274
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 10/31/2046	2,490	2,228
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 4/30/2053	4,845	4,150
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	4,870	4,834
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	9,555	9,048
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.25% 8/1/2031	4,370	4,573
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036	5,080	5,307
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2035	900	968
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2036	900	961
American High-Income Municipal Bond Fund — Page 69 of 117

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037	USD630	$659
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2038	925	984
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2038	1,515	1,598
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039	980	944
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2040	1,150	1,195
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041	1,565	1,612
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2042	1,605	1,470
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2042	2,525	2,409
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 4.00% 12/1/2042	2,190	2,005
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042	3,890	3,975
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	3,625	3,626
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2031	29,380	29,387
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2033	4,005	3,998
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2046	1,565	1,355
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046	3,115	3,106
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	27,175	27,175
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2027	1,780	1,815
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	2,070	2,145
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2030	4,415	4,570
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	9,760	9,952
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2031	7,295	7,531
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2032	6,845	7,046
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033	9,140	9,382
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2034	2,785	2,847
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035	28,440	31,411
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036	5,665	5,511
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2036	2,675	2,720
American High-Income Municipal Bond Fund — Page 70 of 117

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 5.625% 4/1/2040	USD11,830	$12,428
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	18,255	18,546
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	23,285	21,797
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, AGI, 5.00% 6/30/2049	2,220	2,235
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AGI, AMT, 5.00% 6/30/2054	2,515	2,529
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2054	4,595	4,701
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, 6.00% 6/30/2054	3,560	3,717
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2025, AMT, 6.00% 6/30/2055	10,330	11,039
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2025, AGI, AMT, 5.50% 6/30/2059	1,780	1,857
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2025, AMT, 6.00% 6/30/2059	19,515	20,771
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2060	12,000	12,261
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AGI, AMT, 5.25% 12/31/2054	5,590	5,761
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AMT, 5.50% 12/31/2054	4,135	4,260
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AMT, 5.50% 12/31/2060	8,760	8,954
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), CAB, Series 2024-B, AGI, AMT, 0% 12/31/2054 (5.00% on 12/31/2034) (e)	3,785	2,464
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 4.00% 11/15/2054	1,780	1,642
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.25% 5/15/2054	3,290	3,493
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 12/1/2054	1,920	2,035
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.50% 12/1/2059	19,860	21,469
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039	1,335	1,395
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040	1,780	1,564
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047	5,790	4,472
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049	320	296
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2049	205	190
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2050	1,780	1,327
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2050	2,225	1,659
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2023-A, 4.00% 3/15/2052	2,030	1,854
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040	2,220	1,973
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2023-A, 5.00% 3/15/2048	2,100	2,198
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047	910	893
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056 (a)	3,260	2,875
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046	4,805	4,401
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.00% 7/1/2040	USD1,000	$905
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.125% 7/1/2055	1,100	873
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 4.00% 10/15/2029	430	429
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2039	370	371
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2054	830	757
		899,271
North Carolina 0.40%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, AMT, 3.00% 7/1/ 2046	2,705	2,037
City of Charlotte, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 7/1/2054	3,295	3,497
Columbus County Industrial Facs. and Pollution Control Fin. Auth. Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	1,780	1,840
Educational Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2035	2,005	2,129
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	3,205	3,346
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	6,150	6,439
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 58-A, 6.50% 1/1/2056	750	860
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	2,470	2,677
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	1,585	1,768
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	1,745	1,916
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-C, 3.20% 7/1/2056 (put 1/ 15/2026)	7,230	7,227
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2041	445	413
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2051	3,595	2,961
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2045	1,335	1,340
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2045	1,000	947
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2050	1,000	915
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2041	960	893
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2052	3,645	2,990
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 4.25% 4/1/2042	205	183
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 4/1/2047	4,870	4,499
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049	1,155	1,135
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.50% 9/1/2044	1,115	1,141
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.50% 9/1/2054	1,285	1,281
		52,434
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Bonds, notes & other debt instruments (continued) North Dakota 0.15%	Principal amount (000)	Value (000)
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, AGI, 3.00% 12/1/2046	USD4,945	$3,800
County of Grand Forks, Solid Waste Disposal Fac. Rev. Green Bonds (Red River Biorefinery, LLC Project), Series 2021-A, AMT, 6.625% 12/15/2031 (a)(b)	2,625	— (g)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	565	557
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,685	1,652
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	1,095	1,164
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054	755	815
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055	2,495	2,785
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2038	1,335	1,336
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2043	5,780	5,643
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2053	1,795	1,682
		19,434
Ohio 2.47%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2014-C, AMT, 3.65% 12/1/ 2027	10,925	10,928
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	1,195	1,195
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-D, AMT, 3.70% 10/1/ 2028	2,470	2,471
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	7,730	7,856
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2/1/2026 (put 11/4/2025)	3,660	3,660
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2/1/2026	3,390	3,382
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2/1/2026	6,145	6,130
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-B, AMT, 2.60% 6/1/2041 (put 10/1/2029)	890	853
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2007-B, AMT, 2.50% 11/1/2042 (put 10/1/2029)	3,995	3,808
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	4,400	4,336
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038 (a)	5,385	5,401
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 1/15/2048 (a)	4,565	4,254
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040	1,070	1,067
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, Class 1, 5.00% 6/1/2033	1,095	1,171
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 6/1/2034	2,000	2,119
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 6/1/2048	4,965	4,306
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055	44,790	37,596
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045	890	877
County of Butler, Hospital Facs. Rev. Ref. Bonds (UC Health), Series 2017, 4.00% 11/15/2034	1,895	1,889
County of Butler, Hospital Facs. Rev. Ref. Bonds (UC Health), Series 2017, 4.00% 11/15/2035	895	883
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2037	4,790	4,841
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2047	7,195	6,847
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2050	2,130	1,997
Cleveland-Cuyahoga Port Auth., Lease Rev. Ref. and Improvement Bonds (Constellation Schools Project), Series 2024-A, 5.375% 1/1/2039 (a)	885	900
Cleveland-Cuyahoga Port Auth., Lease Rev. Ref. and Improvement Bonds (Constellation Schools Project), Series 2024-A, 5.875% 1/1/2049 (a)	1,530	1,522
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055 (a)	USD11,485	$9,264
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-B, 4.50% 12/1/2055 (a)	8,900	7,550
Columbus-Franklin County Fin. Auth., Public Infrastructure Rev. Bonds (Bridge Park D Block Project), Series 2019-A-A, 5.00% 12/1/2051	7,153	7,129
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2/15/2052	5,350	5,353
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2031	820	819
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2032	275	274
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2035	325	318
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2045	975	824
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 7/1/2038	2,665	2,674
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Wesley Communities Obligated Group), Series 2020, 5.25% 11/15/2040	1,405	1,414
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040	5,140	4,739
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040 (preref. 7/1/2028)	5	5
Port of Greater Cincinnati Dev. Auth., Dev. Rev. Ref. Bonds (Duke Energy Convention Center Project - Transient Occupancy Tax), Series 2024-B, 5.00% 12/1/2063	1,110	1,130
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031	3,875	3,883
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2046	3,440	3,330
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2025, 5.50% 1/1/2050	2,010	2,043
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051	5,460	5,165
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2025, 5.50% 1/1/2055	1,500	1,518
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2037	200	202
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.50% 1/1/2043	890	920
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2047	2,275	2,192
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2052	1,000	944
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.75% 1/1/2053	3,425	3,523
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2040	1,110	1,217
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2043	2,250	2,377
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050	5,360	5,291
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2051	2,205	2,278
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2041	1,305	1,256
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046	890	789
Higher Educational Fac. Commission, Higher Educational Facs. Rev. Bonds (Xavier University 2024 Project), Series 2024, 5.25% 5/1/2054	2,670	2,726
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047	2,665	2,698
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052	1,890	1,902
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2042	2,000	1,994
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2045	2,980	2,869
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2050	7,800	7,280
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045	3,510	3,563
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-A, 5.00% 12/1/2040 (a)	USD2,395	$2,433
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-B-1, 6.00% 12/1/2046 (a)	2,005	2,016
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028 (a)	4,375	4,414
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033 (a)	11,435	11,581
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038 (a)	6,005	5,940
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048 (a)	15,730	14,173
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 2.50% 9/1/2035	395	345
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	525	519
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-B, 6.00% 3/1/2055	2,600	2,847
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055	4,145	4,514
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055	885	971
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-A, 6.25% 3/1/2056	2,340	2,590
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/ 2048	7,800	7,685
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2051	1,780	1,618
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2/15/2048	7,335	6,973
City of Norwood, Special Obligation Rev. Ref. Bonds (Rookwood Exchange Project), Series 2025, 5.00% 12/1/ 2041	590	601
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 12/31/2039	110	110
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 6/30/2053	11,560	11,559
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 12/1/2035	755	718
University of Cincinnati, GO Receipt Bonds, Series 2025-A, 5.25% 6/1/2049	2,370	2,506
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.625% 12/1/2042	3,135	3,329
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.75% 12/1/2052	12,935	13,410
		322,594
Oklahoma 0.42%
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.25% 8/15/2043	1,335	1,345
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 8/15/2052	890	894
Dev. Fin. Auth., Rev. Bonds (Oklahoma Proton Center), Series 2021-A-1, 7.25% 9/1/2051 (a)	4,345	4,356
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	635	697
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	4,480	4,917
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055	2,810	3,137
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 3.25% 9/1/2038	350	243
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 3.25% 9/1/2039	2,535	1,761
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 4.00% 9/1/2045	4,725	3,253
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Bonds, notes & other debt instruments (continued) Oklahoma (continued)	Principal amount (000)	Value (000)
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 5.00% 9/1/2045	USD6,130	$5,150
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2016, 5.00% 9/1/2027	1,670	1,645
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2016, 5.00% 9/1/2037	210	191
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2017, 5.00% 9/1/2037	5,140	4,685
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 5.25% 6/15/2034 (a)	530	538
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.00% 6/15/2044 (a)	890	868
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.25% 6/15/2054 (a)	1,250	1,213
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.50% 6/15/2064 (a)	2,525	2,503
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2035	8,515	9,828
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2040	4,000	4,490
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds (AMR Corp. Guaranteed), Series 2013-B, AMT, 5.50% 12/1/2035	520	520
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.50% 1/1/2054	2,820	3,073
		55,307
Oregon 0.48%
City of Astoria, Hospital Facs. Auth., Rev. Bonds (Columbia Memorial Hospital Project), Series 2024, 5.25% 8/1/ 2049	890	901
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Willamette View Project), Series 2017-A, 5.00% 11/15/2047	555	520
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 5.00% 11/15/2052	3,705	3,391
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Mary’s Woods at Marylhurst Project), Series 2018-A, 5.00% 5/15/2052	445	407
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.125% 11/15/2040	555	558
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.25% 11/15/2050	890	863
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.375% 11/15/2055	890	875
County of Deschutes, Hospital Fac. Auth., Rev. Bonds (St. Charles Health System, Inc.), Series 2020-A, 3.00% 1/1/ 2051	470	336
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040	2,000	2,052
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2050	891	968
Health and Science University, Rev. Bonds, Series 2019-A, 3.00% 7/1/2049	5,865	4,272
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	6,915	7,676
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2036	445	422
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2041	5,045	4,404
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2051	8,320	6,317
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2056	9,235	6,768
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Bonds, notes & other debt instruments (continued) Oregon (continued)	Principal amount (000)	Value (000)
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045	USD1,330	$1,315
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 7/1/2050	4,515	4,455
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2020-A, 5.125% 7/1/ 2055	6,305	5,782
Port of Portland, Portland International Airport Rev. Green Bonds, Series 30-A, AMT, 5.25% 7/1/2041	1,300	1,418
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2040	2,990	3,224
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 29, AMT, 5.50% 7/1/2048	900	959
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2040	445	416
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047	1,725	1,443
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057	2,000	1,563
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2033	480	492
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2048	1,115	1,071
		62,868
Pennsylvania 3.23%
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD CME Term SOFR x 0.67 + 0.82%) 3.873% 2/1/2037 (c)	3,080	3,080
Allentown City School Dist., Unlimited Tax GO Bonds, Series 2018, BAM, 5.00% 2/1/2028	2,255	2,346
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 5/1/2042 (a)	1,335	1,344
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2024, 5.375% 5/1/2042 (a)	2,570	2,599
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-A, 5.25% 5/1/2042 (a)	1,205	1,207
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-B, 6.00% 5/1/2042 (a)	2,770	2,802
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/ 2042	890	919
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	11,200	10,155
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-4, 7.00% 6/30/2039	31,736	25,493
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), CAB, Series 2024-B-2, 0% 6/30/2044 (8.00% on 11/15/2029) (e)	8,820	5,115
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2042	885	887
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-2, 6.00% 6/30/2034	4,794	5,163
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-1, 8.00% 6/30/2034	12,330	12,320
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 7/1/2051	2,890	2,452
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2019, 4.00% 8/15/2050	1,110	962
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2047	1,020	994
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2051	575	548
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 4.375% 3/1/2028 (a)	100	100
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.00% 3/1/2038 (a)	1,310	1,311
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.125% 3/1/2048 (a)	2,300	2,200
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	1,995	2,013
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/ 2036	1,525	1,533
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2046	USD6,905	$6,928
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2051	6,245	6,258
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2030	890	891
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2033	1,430	1,432
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 3.375% 1/1/2029	2,970	2,896
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2029	1,330	1,360
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2034	3,920	3,990
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2039	2,965	2,969
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2045	8,420	7,893
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 6/1/2034	1,120	1,131
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 6/1/2036	450	454
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-SOFR x 0.67 + 0.75%) 3.72% 6/1/2037 (c)	8,980	8,447
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.00% 7/1/2031 (a)	1,680	1,787
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039 (a)	2,570	2,822
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041	5,470	5,503
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041 (preref. 7/ 1/2026)	1,245	1,261
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045	3,310	3,109
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045 (preref. 7/ 1/2029)	710	738
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046	5,820	5,839
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046 (preref. 7/ 1/2026)	1,110	1,124
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049	2,615	2,665
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049 (preref. 7/ 1/2029)	495	531
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 5.00% 7/15/2032	505	513
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2018, 4.00% 7/15/2048	1,030	772
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2020, 4.00% 7/15/2050	1,350	1,004
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 7/15/2051	1,085	788
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 11/1/2044	4,015	4,018
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2035	2,220	2,434
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2053	760	770
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2029	4,450	4,491
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	17,650	17,773
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2042	895	897
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.25% 7/1/2046	945	958
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-1, 5.25% 7/1/2049	2,750	2,765
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Econ. Dev. Fncg. Auth., Solid Waste Disposal Facs. Rev. Bonds (Core Natural Resources, Inc. Project), Series 2025, AMT, 5.45% 1/1/2051 (put 3/27/2035) (a)	USD8,360	$8,985
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Noble Environmental, Inc. Project), Series 2025, AMT, 6.875% 9/1/2047 (a)	5,305	5,525
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	6,885	6,917
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (Covanta Project), Series 2019, AMT, 3.25% 8/1/2039 (a)	9,635	7,782
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2043	980	931
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2048	1,160	1,054
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2019, 5.00% 12/1/2049	1,010	908
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.125% 6/1/ 2046	525	530
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.25% 6/1/ 2055	760	766
Health and Educational Facs. Auth., Health System Rev. Bonds (Mainline Health System), Series 2020-A, 4.00% 9/ 1/2050	1,335	1,198
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2028	490	504
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	2,340	2,140
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042	5,590	5,063
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.50% 6/1/2043	835	848
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044	4,725	4,664
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	1,799	1,773
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	2,969	3,005
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-B, AMT, 3.125% 6/1/2048	895	644
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 6/1/2050	1,135	1,105
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1C, AMT, 5.50% 6/1/2052	9,324	9,485
Higher Education Facs. Auth., Rev. Bonds (University of the Sciences in Philadelphia), Series 2015-A, 3.00% 11/1/ 2028	540	521
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2026	515	516
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2031	1,305	1,307
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 4/1/2033	135	135
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-A, AMT, 4.00% 10/1/2038	65	65
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	1,000	940
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	795	821
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	5,535	5,988
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-145A, 6.00% 10/1/2054	2,675	2,903
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2037	315	311
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2046	600	515
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051	495	406
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056	2,530	2,017
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 7/1/ 2030	270	272
County of Lancaster, Hospital Auth., Healthcare Facs. Rev. Bonds (Moravian Manors, Inc. Project), Series 2019-A, 5.00% 6/15/2044	220	201
County of Lancaster, Hospital Auth., Rev. Bonds (Saint Anne’s Retirement Community, Inc. Project), Series 2020, 5.00% 3/1/2050	500	414
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039 (j)	18,630	18,690
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-B, 8.00% 6/15/2039 (j)	USD11,930	$12,205
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 5/1/2047	1,780	1,830
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2018-A, 4.00% 9/1/2049	890	797
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 5.00% 9/1/2051	1,110	1,127
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2052	2,225	1,967
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2032	320	327
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2037	1,630	1,650
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2047	5,780	5,608
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 4.00% 12/1/2048	3,775	3,142
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	2,990	3,029
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036	2,225	2,248
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2042	3,555	3,633
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2049	3,555	3,502
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2055	3,110	3,020
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 4.00% 11/ 15/2043	1,690	1,524
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/ 15/2045	1,295	1,296
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044	1,110	1,113
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 11/1/2039	1,335	1,318
Pennsylvania State University Bonds, Series 2025-A, 5.25% 9/1/2050	3,635	3,933
Pennsylvania State University Bonds, Series 2025-A, 5.50% 9/1/2055	7,175	7,870
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2033	890	905
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 4.50% 6/15/2029 (a)	1,065	1,071
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 4.50% 6/15/2034 (a)	1,680	1,692
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 5.00% 6/15/2039 (a)	1,255	1,266
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 5.00% 6/15/2043 (a)	1,140	1,113
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2030	310	321
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2040	620	631
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2050	935	935
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2030	1,570	1,621
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2040	USD3,555	$3,585
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2050	7,630	7,305
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054	5,600	5,328
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 4.00% 6/15/2029	145	142
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2039	500	482
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2050	1,210	1,053
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (University of the Sciences), Series 2017, 5.00% 11/1/2047	5,255	5,161
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2030 (preref. 9/1/2026)	10	10
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2037	1,335	1,345
Philadelphia School Dist., GO Bonds, Series 2018-A, AGI, 5.00% 9/1/2038	900	936
Philadelphia School Dist., GO Rev. Ref. Bonds, Series 2007-A, FGIC-NATL, 5.00% 6/1/2034	2,705	3,123
Quakertown, General Auth. Special Assessment Obligation Rev. Bonds (Milford Village Project), Series 2025, 6.50% 3/1/2055 (a)	4,770	4,916
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2035	5,370	5,433
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2038	7,510	7,579
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2026	110	110
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2027	115	115
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2028	100	100
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2041	595	542
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2046	930	784
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Pleasant View Retirement Community Project), Series 2018, 5.00% 12/15/2038	445	447
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044	380	363
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	3,165	3,285
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	1,270	1,310
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050	890	814
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 5.00% 7/1/2028	395	397
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2037	2,850	2,762
Wilkes-Barre Area School Dist., GO Bonds, Series 2019, BAM, 5.00% 4/15/2059	890	904
		421,628
Puerto Rico 5.56%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2033 (a)	485	507
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033 (a)	3,675	3,842
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035 (a)	37,305	38,613
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2037 (a)	1,350	1,397
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2037 (a)	3,600	3,724
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037 (a)	14,415	14,988
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042 (a)	6,045	5,522
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042 (a)	32,105	29,327
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042 (a)	9,325	8,488
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2047 (a)	10,450	8,922
American High-Income Municipal Bond Fund — Page 81 of 117

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2047 (a)	USD2,480	$2,117
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (b)	235	155
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (b)	175	115
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2018 (b)	60	40
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (b)(k)	275	181
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 4.20% 7/1/2019 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2019 (b)	95	63
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2020 (b)	100	66
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2020 (b)	550	363
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (b)	105	69
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2020 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2023-VV, 5.50% 7/1/2020 (b)	75	49
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (b)	445	294
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2021 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (b)	5,020	3,313
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2021 (b)	75	49
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2022 (b)	395	261
Electric Power Auth., Power Rev. Bonds, Series 2022-WW, 5.375% 7/1/2022 (b)	595	393
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.50% 7/1/2023 (b)	80	53
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (b)	255	168
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2023 (b)	890	587
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2024 (b)	190	125
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2024 (b)	2,390	1,577
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2024 (b)	2,785	1,838
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2024 (b)	4,345	2,868
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.625% 7/1/2025 (b)	870	574
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (b)	60	40
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2025 (b)	50	33
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2025 (b)	1,215	802
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2025 (b)	2,505	1,653
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.75% 7/1/2026 (b)	95	63
Electric Power Auth., Power Rev. Bonds, Series 2007-UU, AGI, 5.00% 7/1/2026	4,905	4,923
Electric Power Auth., Power Rev. Bonds, Series 2007-XX, 5.25% 7/1/2026 (b)	340	225
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2026 (b)	165	109
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (b)	180	119
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (b)	9,075	6,012
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2027 (b)	505	335
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2027 (b)	355	235
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2027 (b)	80	53
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2027 (b)	2,670	1,769
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2027 (b)	350	232
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2027 (b)	3,100	2,046
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, AGI, 5.00% 7/1/2028	3,195	3,195
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (b)	1,040	689
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2028 (b)	30	20
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2028 (b)	35	23
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2028 (b)	2,185	1,448
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2028 (b)	2,015	1,335
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 4.80% 7/1/2029 (b)	130	86
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2029 (b)	185	123
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2029 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, 4.625% 7/1/2030 (b)	520	344
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, AGI, 5.00% 7/1/2030	165	165
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2030 (b)	705	467
American High-Income Municipal Bond Fund — Page 82 of 117

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.25% 7/1/2030 (b)	USD25	$17
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2031 (b)	100	66
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (b)	16,800	11,130
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (b)	350	232
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.50% 7/1/2033 (b)	315	208
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, NATL, 4.75% 7/1/2033	1,660	1,626
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033 (b)	15,765	10,444
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2023 (b)	815	538
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 7/1/2033 (b)	300	199
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035 (b)	845	560
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035 (b)	165	109
Electric Power Auth., Power Rev. Bonds, Series 2010-XXX, 5.75% 7/1/2036 (b)	3,150	2,087
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (b)	12,805	8,483
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (b)	8,545	5,661
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (b)	13,570	8,990
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/ 2042 (b)	150	99
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.05% 7/1/2042 (b)	1,940	1,285
Electric Power Auth., Power Rev. Custodial Receipts, Series 2025-PRB-RR, 0% 7/1/2030 (a)	4,000	2,725
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (b)	10	7
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.30% 7/1/2019 (b)	25	16
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2020 (b)	625	412
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021 (b)	15	10
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (b)	3,120	2,059
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.75% 7/1/2022 (b)	10	7
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (b)	4,395	2,901
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, (3-month USD CME Term SOFR x 0.67 + 0.52%) 3.359% 7/1/2029 (c)	10,870	10,474
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, NATL, 5.25% 7/1/2030	425	429
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, NATL, 4.75% 7/1/2033	45	44
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038 (b)	5,275	3,495
GO Bonds, Series 2022, 0% 11/1/2051 (c)	52,474	17,776
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	2,924	3,007
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	5,196	5,551
GO Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	4,171	4,627
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	119	118
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	7,137	7,016
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	5,051	4,839
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	33,126	30,436
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	15,643	13,826
GO Restructured Bonds, CAB, Series 2022-A-1, 0% 7/1/2033	5,536	4,000
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	170,645	109,212
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	182,857	123,657
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	1,075	1,076
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2026	730	725
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 10/1/2027	895	886
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031	1,350	1,331
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 10/1/2042	1,465	1,383
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2026	1,690	1,714
American High-Income Municipal Bond Fund — Page 83 of 117

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2027	USD1,690	$1,741
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2028 (a)	1,765	1,852
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, NATL, 4.50% 10/1/2029	1,980	1,983
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2034	1,945	2,056
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2044	2,205	2,246
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2031	505	544
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2038	490	467
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.55% 7/1/2040	1,781	1,769
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 7/1/2053	32,037	30,344
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2047 (c)	3,513	1,139
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2054 (c)	20,047	4,311
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2019, Class 2, 0% 8/1/2054 (c)	84	18
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	23,094	22,421
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	20,595	19,995
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 7/1/2058	14,631	13,785
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	10,927	10,632
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2029	444	393
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2031	589	482
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	85,018	29,742
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-B-1, 0% 7/1/2046	2,667	933
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2026	520	519
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2030	1,269	1,251
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2036	5,185	4,968
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026	1,450	1,446
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2030	8,370	8,249
		726,006
Rhode Island 0.31%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2030	450	454
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041	445	447
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046	240	224
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051	655	595
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.25% 5/15/2049	3,215	3,287
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.25% 5/15/2054	2,885	2,930
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 5/15/2034	2,805	2,820
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA, 3.60% 10/1/2054 (put 10/1/2027)	1,645	1,649
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2029	295	312
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.25% 12/1/2039	6,325	5,507
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	2,110	2,081
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	6,805	6,675
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	2,570	2,496
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	1,540	1,487
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Bonds, notes & other debt instruments (continued) Rhode Island (continued)	Principal amount (000)	Value (000)
Student Loan Auth., Education Loan Rev. Bonds, Series 2025-1, AMT, 5.00% 12/1/2044	USD2,265	$2,295
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 12/1/2034	3,665	3,621
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 2.875% 12/1/2035	1,790	1,768
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037	2,370	2,331
		40,979
South Carolina 1.06%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2032	7,171	5,096
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2042	68,538	23,784
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 7/22/2051	906	144
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 4.50% 10/1/ 2033	210	212
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 5.25% 10/1/ 2043	1,420	1,406
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 5.50% 10/1/ 2051	1,860	1,832
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-D, 3.00% 7/1/2051	590	578
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 7/1/2043	30	30
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	2,725	2,984
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	7,795	8,650
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	3,635	4,026
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 8/15/2041 (preref. 8/15/2026) (a)(e)	10,330	10,480
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/ 2028	210	215
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/ 2042	1,550	1,539
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/ 2054	1,025	942
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.00% 6/15/2043 (a)	1,000	1,023
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.125% 6/15/2053 (a)	3,430	3,481
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.25% 6/15/2058 (a)	2,585	2,622
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2036 (a)	1,000	870
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2046 (a)	1,280	934
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2056 (a)	2,615	1,769
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs. Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 5/1/2042	1,650	1,480
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-B, 5.80% 12/1/2050	920	920
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-A, 5.75% 12/1/2060	3,860	3,747
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/ 1/2045	1,800	1,951
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2046	2,670	2,882
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036 (a)	1,775	1,737
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2041 (a)	5,325	4,907
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 4/1/2052	2,250	2,084
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Bonds, notes & other debt instruments (continued) South Carolina (continued)	Principal amount (000)	Value (000)
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2032	USD1,900	$1,923
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2038	2,135	2,146
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-B-1, 5.75% 11/15/2029	15,940	15,942
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-A, 7.50% 11/15/2053	7,015	7,443
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-A, 7.75% 11/15/2058	5,690	6,099
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035	220	224
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	2,210	2,232
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2056	45	45
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2054	4,605	4,806
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2037	885	893
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029	15	15
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2031	885	905
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2034	885	895
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.00% 11/1/2026 (a)	420	411
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.625% 11/1/2031 (a)	1,000	904
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.75% 11/1/2036 (a)	1,110	931
		138,139
South Dakota 0.06%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-A, 3.00% 11/1/2051	885	873
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	1,130	1,230
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-C, 6.25% 11/1/2055	4,670	5,231
		7,334
Tennessee 0.29%
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, BAM, 5.50% 7/1/2054	415	439
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2064	1,600	1,631
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-B-1, BAM, 5.25% 7/1/2064	1,555	1,602
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 6/1/2036 (a)	750	762
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Series 2021-A, 4.00% 6/1/2051 (a)	7,675	6,641
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), CAB, Series 2021-B, 0% 6/1/2043 (a)	5,665	2,427
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.50% 7/1/2042	900	968
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2052	1,555	1,584
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	6,915	7,463
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2023-A-1, 5.00% 5/1/2053 (put 5/1/2028)	1,105	1,145
Tennessee Energy Acquisition Corp., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2035	11,860	12,919
		37,581
American High-Income Municipal Bond Fund — Page 86 of 117

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Bonds, notes & other debt instruments (continued) Texas 7.23%	Principal amount (000)	Value (000)
AM Bidco Operations, LLC, Term Loan, 8.50% PIK or 8.50% Cash 10/21/2027 (h)(i)(l)	USD29,058	$29,058
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(h)	982	982
Airport System Facs. Rev. Bonds (United Airlines, Inc. Technical Operations Center Project), Series 2018, AMT, 5.00% 7/15/2028	1,465	1,508
Aldine Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	1,860	1,708
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2021, 3.00% 2/15/2039	1,940	1,762
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.125% 2/15/2041	2,955	2,392
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.375% 2/15/2051	6,480	4,726
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.50% 2/15/2056	2,660	1,921
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.75% 6/15/2049 (a)	495	451
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.875% 6/15/2054 (a)	1,230	1,117
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 5.00% 6/15/2064 (a)	895	806
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.25% 8/15/2034	985	990
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.75% 8/15/2044	850	817
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 5.00% 8/15/2049	385	376
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 5.00% 8/15/2054	530	510
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/ 2054	1,675	1,511
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2035	1,335	1,370
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2036	1,505	1,539
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 3.00% 8/15/2038	2,585	2,369
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Leadership Prep School), Series 2024, 4.00% 6/15/ 2049	440	402
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Leadership Prep School), Series 2024, 4.125% 6/ 15/2054	335	317
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.50% 2/15/2057 (a)	880	856
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.75% 2/15/2062 (a)	4,850	4,848
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 8/15/2041	530	427
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.25% 8/15/2032	410	213
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.625% 8/15/2052	4,000	2,080
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2057	3,500	1,820
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2062	4,250	2,210
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2038	880	864
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2048	2,385	2,171
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2053	1,220	1,086
American High-Income Municipal Bond Fund — Page 87 of 117

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	USD740	$735
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036	4,115	4,150
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046	3,300	3,291
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2051	3,640	3,582
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/ 2036	1,700	1,574
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/ 2041	1,980	1,692
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/ 2046	1,980	1,600
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, AGI, 5.00% 2/15/2043	735	750
City of Austin, Special Assessment Rev. Bonds (Whisper Valley Public Improvement Dist. Improvement Area #3), Series 2024, 4.25% 11/1/2032 (a)	416	417
City of Austin, Special Assessment Rev. Bonds (Whisper Valley Public Improvement Dist. Improvement Area #3), Series 2024, 5.25% 11/1/2053 (a)	650	640
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031	1,365	1,220
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 3.50% 10/1/2031 (a)	645	558
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 4.00% 10/1/2050	7,610	6,179
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 5.00% 10/1/2050 (a)	3,660	3,034
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10.00% 6/1/2042 (a)(b)(e)	7,594	1,101
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)(b)	6,774	982
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2019-B, AMT, 7.00% 3/1/2039 (b)	2,020	293
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2020, 8.50% 3/1/2039 (a)(b)	23,555	3,415
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-A, AMT, 2.35% 4/1/2040	60	59
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-B, AMT, 3.00% 4/1/2040	2,360	1,939
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	4,305	3,954
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.50% 4/1/2046	13,700	13,939
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 5.875% 9/1/2045 (a)	766	767
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 6.00% 9/1/2055 (a)	1,414	1,404
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.75% 9/1/2033 (a)	278	282
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.625% 9/1/2045 (a)	3,406	3,410
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.75% 9/1/2055 (a)	3,369	3,347
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 3.50% 1/1/2041 (put 1/1/2026)	1,325	1,325
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 4.00% 2/15/ 2049	4,045	3,862
Cedar Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2050	890	841
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	8,890	8,257
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 4.50% 9/1/2031 (a)	439	445
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 5.125% 9/1/2044 (a)	1,002	988
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 5.50% 9/1/2054 (a)	USD750	$758
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Phase #1B Project), Series 2024, 4.375% 9/1/2031 (a)	100	101
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Phase #1B Project), Series 2024, 5.125% 9/1/2044 (a)	300	296
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Phase #1B Project), Series 2024, 5.375% 9/1/2053 (a)	250	251
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028	440	446
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2047	525	473
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.50% 12/1/2044	660	619
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 5.00% 6/15/2034 (a)	285	283
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 5.75% 6/15/2038 (a)	800	806
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 5.75% 6/15/2044 (a)	1,105	1,048
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 6.00% 6/15/2048 (a)	3,245	3,082
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 6.25% 6/15/2053 (a)	2,880	2,774
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 6.00% 6/15/2054 (a)	665	619
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Vanguard Academy, Inc.), Series 2021, 3.00% 8/15/ 2046	6,190	4,830
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 4.00% 8/15/2054	820	751
Conroe Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 4.00% 2/15/2050	9,415	8,842
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 2.50% 10/ 1/2031	850	768
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-B, 3.50% 10/1/2031 (a)	620	556
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 8/15/2047	890	852
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	890	827
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Improvement Area No. 1 Project), Series 2021, 4.50% 9/15/2051 (a)	1,000	895
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Major Improvement Area Project), Series 2021, 5.25% 9/15/2051 (a)	500	488
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2025-A, AMT, 5.00% 11/1/2050 (put 11/1/2029)	12,500	13,227
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2025-A, AMT, 5.00% 11/1/2050 (put 11/1/2032)	2,085	2,284
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2021-B, 4.00% 12/1/2051	4,445	4,069
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 5.375% 12/31/2045 (a)	500	497
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 5.625% 12/31/2055 (a)	1,323	1,324
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.25% 12/31/2030 (a)	359	362
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.75% 12/31/2030 (a)	650	655
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.50% 12/31/2035 (a)	250	259
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.00% 12/31/2035 (a)	190	197
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.375% 12/31/2045 (a)	1,399	1,448
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.875% 12/31/2045 (a)	1,911	1,974
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.625% 12/31/2055 (a)	2,490	2,574
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.125% 12/31/2055 (a)	USD3,606	$3,736
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 4.625% 12/31/2031 (a)	194	197
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-B, 5.125% 12/31/2031 (a)	418	425
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.25% 12/31/2044 (a)	1,252	1,248
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-B, 5.75% 12/31/2044 (a)	887	885
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.625% 12/31/2054 (a)	1,772	1,778
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-B, 6.125% 12/31/2054 (a)	1,191	1,195
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Major Improvement Area Project), Series 2024, 5.25% 12/31/2031 (a)	360	366
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Major Improvement Area Project), Series 2024, 6.00% 12/31/2044 (a)	1,666	1,675
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Major Improvement Area Project), Series 2024, 6.25% 12/31/2054 (a)	2,507	2,486
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	1,000	1,123
East Lake Houston Management Dist., Special Assessment Rev. Bonds (Crosby Terrace Improvement Area Project), Series 2025-A, 7.50% 9/15/2055 (a)	7,217	7,271
East Waller County Management Dist., Special Assessment Rev. Bonds (SOFI Lakes Sections 1 and 2 Project), Series 2025, 6.00% 9/15/2045 (a)	980	1,006
East Waller County Management Dist., Special Assessment Rev. Bonds (SOFI Lakes Sections 1 and 2 Project), Series 2025, 6.25% 9/15/2055 (a)	1,954	2,009
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.50% 2/15/2055	3,565	3,820
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 3.00% 8/15/2037	1,050	1,001
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 3.00% 8/15/2038	1,450	1,365
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038	4,025	4,026
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042	1,780	1,780
City of Friendswood, Special Assessment Rev. Bonds (Friendswood City Center Public Improvement Dist. Initial Major Improvements Project), Series 2024, 7.00% 9/15/2054	2,705	2,728
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 3.00% 8/15/2049	1,160	926
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	12,745	11,837
County of Harris, Municipal Utility Dist. No. 514, Unlimited Tax Road Bonds, Series 2025, 4.875% 9/1/2045	1,025	1,023
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 9/15/2054	1,315	1,385
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-B, AGI, 5.00% 11/15/2041	3,700	3,975
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-B, AGI, 5.00% 11/15/2042	1,165	1,241
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, AGI, 3.125% 11/15/2056	6,330	4,538
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2024-A, 4.00% 8/15/2054	3,340	3,081
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	1,365	1,438
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2037	2,630	2,653
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 1/1/2043	1,125	1,118
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048	17,635	16,881
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 3.00% 10/1/2051	1,800	1,305
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2033	1,400	1,373
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2038	USD3,105	$2,842
Harris County Municipal Utility Dist. No. 514, Unlimited Tax Road Bonds, Series 2025, 4.375% 9/1/2051	1,080	981
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2048	1,385	1,284
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2050	1,035	959
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2052	1,135	1,044
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	3,650	4,007
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-A, 5.75% 7/1/2054	3,325	3,618
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-C, 6.00% 7/1/2054	8,425	9,327
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	2,375	2,331
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	1,315	1,445
City of Houston, Airport System Facs. Rev. and Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2035	4,885	4,885
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2033	18,890	20,476
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2034	26,190	28,407
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2035	7,450	8,285
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2036	12,890	14,180
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2037	6,340	6,931
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2038	7,780	8,453
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2039	6,305	6,801
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041	14,520	13,341
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 7/15/2041	41,345	37,982
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-A, AMT, AGI, 5.25% 7/1/2041	900	970
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 7/1/2046	4,450	4,046
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 7/15/2030	9,570	9,570
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 7/15/2038	3,925	3,925
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 7/15/2028	10,680	10,991
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029	15,955	15,955
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	3,540	3,610
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	1,000	1,020
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	10,510	10,722
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2030	8,510	8,510
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2032	440	442
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2033	275	275
City of Houston, GO Rev. Ref. Bonds, Series 2024-A, 5.25% 3/1/2049	1,530	1,641
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2050	USD3,380	$3,161
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/1/2050	1,335	1,412
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/1/2054	1,535	1,610
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 10/15/2044	890	892
City of Justin, Special Assessment Rev. Bonds (Timberbrook Public Improvement Dist. No. 1 Improvement Area #2 Project), Series 2021, 4.00% 9/1/2051 (a)	500	410
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030	3,065	3,072
City of Lavon, Special Assessment Rev. Bonds (Trails of Lavon Public Community Dist. Projects), Series 2025, 5.75% 9/15/2045 (a)	545	562
City of Lavon, Special Assessment Rev. Bonds (Trails of Lavon Public Community Dist. Projects), Series 2025, 6.00% 9/15/2054 (a)	837	865
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	2,220	2,059
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2024, 5.50% 9/1/2044 (a)	2,862	2,918
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2021, 5.375% 9/1/2051 (a)	21,840	21,918
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2024, 5.75% 9/1/2053 (a)	2,409	2,469
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	4,040	4,042
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	3,340	3,092
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 4.25% 5/1/2030	590	615
County of Matagorda, Navigation Dist. No. 1, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC, 5.125% 11/1/2028	1,740	1,823
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2047	1,285	1,166
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2050	1,485	1,328
County of Medina, Special Assessment Rev. Bonds (Haby Farms Public Improvement Dist. Improvement Area #1 Project), Series 2024, 4.75% 9/1/2034 (a)	735	743
County of Medina, Special Assessment Rev. Bonds (Haby Farms Public Improvement Dist. Improvement Area #1 Project), Series 2024, 5.50% 9/1/2044 (a)	1,000	1,006
County of Medina, Special Assessment Rev. Bonds (Haby Farms Public Improvement Dist. Improvement Area #1 Project), Series 2024, 5.875% 9/1/2054 (a)	1,000	1,006
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2054	890	827
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 10/1/2031 (a)	7,895	7,923
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	6,130	6,200
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Graphic Packaging International, LLC Project), Series 2025, AMT, 5.00% 12/1/2064 (put 6/1/2030)	8,385	8,728
County of Montgomery, Toll Road Auth., Toll Road Rev. Bonds, Series 2018, 5.00% 9/15/2043	1,520	1,521
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2049	1,005	914
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.66 + 0.86%) 3.527% 9/15/2027 (c)	590	591
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 3.77% 9/15/2027 (c)	820	818
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2026	520	530
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029	1,525	1,618
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031	1,975	2,138
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	2,795	2,997
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	21,675	24,596
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Municipal Gas Acquisition and Supply Corp. V., Gas Supply Rev. Bonds, Series 2024, 5.00% 1/1/2055 (put 1/1/2034)	USD3,395	$3,739
New Braunfels Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2052	2,225	2,066
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	9,255	8,568
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2041 (a)	1,845	1,594
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2046 (a)	1,415	1,148
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2051 (a)	3,770	2,910
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2056 (a)	3,110	2,332
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 3.375% 8/15/2029 (a)	435	415
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2039 (a)	1,270	1,240
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2049 (a)	2,385	2,165
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Bella Vida Forefront Living Project), Series 2025-B-3, 4.25% 10/1/2030	1,760	1,766
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2030	890	890
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2037	1,110	1,012
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2040	700	673
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2042	1,620	1,355
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2055	2,755	2,323
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2050	1,045	956
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2055	5,105	4,591
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2039	1,295	1,301
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2035	90	90
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043	3,285	3,285
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049	8,155	8,084
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2025, 5.00% 11/1/2040	1,955	2,040
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2031	2,560	2,506
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2036	3,115	2,919
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2041	3,135	2,740
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Sanctuary LTC Project), Series 2021-A-1, 5.25% 1/1/2042	3,110	3,001
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Superior Living Foundation Project), Series 2025-A, 6.25% 7/1/2045 (a)	1,780	1,703
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Superior Living Foundation Project), Series 2025-A, 6.50% 7/1/2056 (a)	USD14,400	$13,596
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2040	1,130	857
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2057	10,790	7,011
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2041	2,755	2,429
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2051	2,615	2,075
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2056	1,995	1,538
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057	1,615	1,364
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.50% 9/15/2032 (a)	3,841	3,965
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.625% 9/15/2042 (a)	7,812	8,014
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.75% 9/15/2052 (a)	15,342	15,569
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	6,030	5,938
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048	2,225	2,241
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2038	2,665	2,487
North Texas Tollway Auth., System Rev. Ref. Second Tier Bonds, Series 2021-B, 3.00% 1/1/2051	1,770	1,283
City of Pflugerville, Special Assessment Rev. Bonds (Meadowlark Preserve Public Improvement Dist. Project), Series 2025, 5.375% 9/1/2055 (a)	1,019	1,008
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.00% 9/15/2051 (a)	4,502	3,635
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.375% 9/15/2051 (a)	12,012	9,859
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 4.00% 2/15/2054	2,130	1,962
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2036	445	422
Royce City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2053	1,820	1,894
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Improvement Area Project), Series 2025, 4.625% 9/15/2035	850	848
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Improvement Area Project), Series 2025, 6.00% 9/15/2055	2,850	2,850
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Remainder Area Project), Series 2025, 6.50% 9/15/2045 (a)	1,400	1,398
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Remainder Area Project), Series 2025, 6.75% 9/15/2055 (a)	2,000	2,000
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.25% 2/1/2049	1,155	1,241
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2053	1,780	1,855
Surface Transportation Corp., Private Activity Rev. Bonds (NTE Mobility Partners Segments 3 LLC Segment 3C Project), Series 2019, AMT, 5.00% 6/30/2058	5,780	5,760
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037	1,335	1,327
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2038	1,225	1,204
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039	405	395
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039	670	650
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040	300	288
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2027	USD2,270	$2,266
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031	4,885	4,864
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2037	5,460	5,472
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2045	12,445	11,866
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035	180	180
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2040	1,205	1,205
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 4.50% 6/1/2046	2,360	2,389
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 4.00% 3/15/2049	10,515	9,662
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2041	385	183
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/ 2042	2,110	947
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.25% 10/1/2050	3,135	3,373
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.25% 10/1/2055	1,200	1,286
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.50% 10/1/2055	1,890	2,071
County of Travis, Dev. Auth. Contract Assessment Rev. Bonds (Longview 71 Public Improvement Dist. Improvement Area #1 Project), Series 2024, 4.25% 9/1/2032 (a)	400	402
County of Travis, Dev. Auth. Contract Assessment Rev. Bonds (Longview 71 Public Improvement Dist. Improvement Area #1 Project), Series 2024, 5.125% 9/1/2054 (a)	845	832
University Hills Municipal Management Dist., Special Assessment Rev. Bonds (Improvement Area #1 Project), Series 2025, 5.875% 9/1/2055	22,966	23,258
University Hills Municipal Management Dist., Special Assessment Rev. Bonds (Major Improvement Area Project), Series 2025, 5.875% 9/1/2055 (a)	15,765	15,966
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 4.00% 8/1/2054	7,115	6,510
Waxachie Independent School Dist., School Building Bonds, Series 2024, 4.00% 2/15/2053	1,230	1,148
Whitesboro Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	5,785	5,373
		943,822
United States 0.95%
Freddie Mac, Multi Family Certs., Series 2023, 0.897% 6/25/2035 (a)(c)	120,910	6,483
Freddie Mac, Multi Family Certs., Series 2023, 2.75% 11/25/2035 (a)	8,791	8,037
Freddie Mac, Multi Family Certs., Series 2023, 4.003% 1/25/2040 (c)	8,040	7,927
Freddie Mac, Multi Family Certs., Series 2023, 4.415% 8/25/2040 (c)	1,311	1,336
Freddie Mac, Multi Family Certs. Green Bonds, Series 2025, 4.388% 11/25/2042 (c)	17,425	17,222
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	1,624	1,564
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036	1,741	1,660
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-06, Class XUS, interest only, 1.133% 6/25/2037 (c)(d)	51,703	3,567
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class XUS, 2.06% 1/25/2038 (a)(c)	23,996	3,385
Freddie Mac, Multi Family Mortgage Certs. Green Bonds, Series 2024, 3.157% 12/25/2038 (c)	35,776	31,822
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class ACA, 2.25% 9/25/2037	3,471	2,952
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038 (a)	2,253	1,834
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.427% 11/25/2038 (c)	15,319	14,519
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.156% 5/25/2041 (c)	8,002	7,846
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.596% 8/25/2041 (c)	7,209	7,440
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 2.99% 4/25/2043 (c)	7,789	6,845
		124,439
American High-Income Municipal Bond Fund — Page 95 of 117

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Bonds, notes & other debt instruments (continued) Utah 2.30%	Principal amount (000)	Value (000)
Arrowhead Springs Public Infrastructure Dist., Special Assessment Bonds (Arrowhead Springs Assessment Area), Series 2025, 5.625% 12/1/2054 (a)	USD2,539	$2,566
Black Rock Mountain Resort Public Infrastructure Dist., Special Assessment Bonds (Black Rock Mountain Resort Assessment Area), Series 2025, 5.875% 12/1/2054 (a)	7,902	8,121
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.00% 6/15/2041 (a)	895	736
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.25% 6/15/2051 (a)	1,160	878
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2046 (a)	6,555	6,036
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-C, 5.00% 7/15/2035 (a)	1,270	1,280
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.50% 6/1/2055	1,450	1,564
Fiddlers Canyon Infrastructure Fncg. Dist., Special Assessment Bonds (Fiddlers Canyon Assessment Area), Series 2024, 5.625% 12/1/2053 (a)	5,733	5,577
Firefly Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2024-A-1, 6.625% 3/1/2054 (a)	1,780	1,834
Firefly Public Infrastructure Dist. No. 1, Special Assessment Bonds (Firefly Assessment Area No. 1), Series 2024-A-2, 5.625% 12/1/2043 (a)	5,192	5,260
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 8/1/2037 (a)	18,845	17,727
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	1,660	1,782
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	335	365
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	765	842
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054	930	1,028
Housing Corp., Single Family Mortgage Bonds, Series 2025-E, 6.75% 7/1/2055	1,325	1,529
Hurricane City, Gateway at Sand Hollow Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 5.50% 3/1/2051 (a)(f)	15,000	11,819
Jordanelle Ridge Public Infrastructure Dist. No. 2, Limited Tax GO Bonds, Series 2023-A, 7.75% 3/1/2054 (a)	22,177	23,233
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2050 (a)	31,045	26,637
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 4.25% 8/1/2035 (a)	2,015	2,028
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 5.00% 8/1/2050 (a)	11,710	11,557
MIDA Cormont Public Infrastructure Dist., Limited Tax GO Bonds, Series 2025-A-1, 6.25% 6/1/2055 (a)	2,225	2,344
MIDA Cormont Public Infrastructure Dist., Limited Tax GO Bonds, Convertible CAB, Series 2025-A-2, 0% 6/1/2055 (6.75% on 6/1/2029) (a)(e)	4,592	3,886
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2026 (a)	1,060	1,060
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 5.50% 6/15/2039 (a)	1,125	1,153
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 5.75% 6/15/2044 (a)	3,540	3,622
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-1, 5.125% 6/15/2054 (a)	8,546	8,516
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 6.00% 6/15/2054 (a)	8,695	8,958
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2036	1,000	961
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2041	4,904	4,468
Moonlight Village Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2025-A, 6.00% 3/1/2056 (a)	1,660	1,680
Moonlight Village Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2025-B, 8.00% 3/15/2056 (a)	896	918
NS Public Infrastructure Dist. No. 1, Special Assessment bonds (NS Assessment Area No. 1), Series 2024, 6.00% 12/1/2044 (a)	4,581	4,323
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 3.625% 2/1/2035 (a)	600	524
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 4.125% 2/1/2041 (a)	1,500	1,283
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 4.375% 2/1/2051 (a)	3,220	2,549
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Bonds, notes & other debt instruments (continued) Utah (continued)	Principal amount (000)	Value (000)
Point Phase 1 Public Infrastructure Dist. No. 1, Tax Assessment and General Rev. Bonds, Series 2025-A-1, 5.875% 3/1/2045	USD4,250	$4,393
Sawmill Infrastructure Fncg. Dist., Special Assessment Bonds (Sawmill Assessment Area), Series 2025, 6.00% 12/1/2054 (a)	1,325	1,358
Soleil Hills Public Infrastructure Dist. No. 1, Limited Tax GO and Special Rev. Bonds, Series 2025-A, 5.875% 3/1/2055 (a)	3,925	3,940
Sun Stone Infrastructure Fncg. Dist., Special Assessment Bonds (Sun Stone Assessment Area No. 1), Series 2024, 6.75% 6/1/2054 (a)	11,489	11,593
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036 (a)	11,046	11,115
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-2, 6.00% 12/1/2053 (a)	15,021	15,130
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 6/1/2041 (a)	6,994	6,682
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052 (a)	50,151	46,207
Wakara Ridge Public Infrastructure Dist., Special Assessment Bonds (Wakara Ridge Assessment Area), Series 2025, 5.625% 12/1/2054 (a)	6,836	7,002
Wolf Creek Infrastructure Fncg. Dist. No. 1, Special Assessment Bonds (Wolf Creek Assessment Area No. 1), Series 2025, 5.75% 12/1/2044	12,296	12,584
Wood Ranch Public Infrastructure Dist., Special Assessment Bonds (Wood Ranch Assessment Area No. 1), Series 2024, 5.625% 12/1/2053 (a)	1,731	1,752
		300,400
Vermont 0.33%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	5,470	5,214
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2045	9,235	7,683
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2017-A, 5.00% 5/1/2047	415	392
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028) (a)	2,135	2,168
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-A-2, AMT, 4.375% 6/1/2052 (put 6/1/2032) (a)	4,655	4,718
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.50% 8/15/2046	890	627
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052	890	623
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2026	110	111
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2027	270	272
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.625% 6/15/2029	225	224
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 6/15/2029	635	635
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 6/15/2030	185	184
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2030	975	1,034
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2031	110	110
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2031	970	1,040
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2032	90	90
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-A, AMT, 3.00% 6/15/2035	2,255	2,180
Student Assistance Corp., Education Loan Rev. Bonds, Series 2020-A, AMT, 3.375% 6/15/2036	440	418
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 4.75% 6/15/2036	2,510	2,572
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2037	670	695
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2038	790	809
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	3,380	3,105
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2039	790	802
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.50% 6/15/2040	740	726
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.125% 6/15/2040	735	746
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.00% 6/15/2041	3,010	2,897
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.25% 6/15/2041	665	674
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Bonds, notes & other debt instruments (continued) Vermont (continued)	Principal amount (000)	Value (000)
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.375% 6/15/2046	USD1,160	$1,038
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-B, AMT, 4.00% 6/15/2047	925	781
		42,568
Virgin Islands 0.42%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	900	911
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	8,340	8,502
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	8,525	8,790
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	5,795	6,043
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	18,600	19,047
Public Fin. Auth., Rev. and Rev. Ref. Bonds (Virgin Islands Gross Receipts Taxes Loan Note), Series 2014-C, 5.00% 10/1/2039 (a)	4,665	4,665
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.125% 10/1/2042 (a)	1,270	1,238
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.25% 10/1/2042 (a)	2,050	2,060
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.375% 4/1/2052 (a)	2,235	2,212
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.50% 4/1/2052 (a)	1,145	1,124
		54,592
Virginia 1.77%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2034	1,165	1,210
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2042	1,095	1,054
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	245	237
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045	1,485	1,420
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible CAB, Series 2012-B, 4.875% 7/15/2040	1,335	1,372
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2031	1,075	1,107
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033	1,255	1,288
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038	2,905	2,926
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040	3,280	3,250
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	3,010	2,874
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048	3,555	3,273
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050	12,200	11,126
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055	14,250	12,740
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059	19,545	17,275
City of Hampton, Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2045 (a)	965	957
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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2028	USD1,450	$1,448
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2031	555	555
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2040	5,455	4,970
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2047	5,780	4,731
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2048	1,400	1,341
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034	885	900
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/ 1/2039	5,665	5,713
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/ 1/2044	2,000	1,974
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/ 1/2049	3,455	3,286
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/ 1/2052	1,970	1,844
County of Henrico, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2047	16,395	16,401
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2048	535	562
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2053	1,670	1,741
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-A, 6.75% 12/1/2053	760	821
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-A, 6.875% 12/1/2058	2,340	2,534
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2041	1,655	1,440
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2047	3,970	3,108
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2035	1,805	1,751
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2040	2,990	2,697
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2050	8,390	6,552
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2016, 4.00% 1/1/2037	885	866
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051	1,870	1,314
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 1/1/2055	4,750	4,069
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2038	5,845	5,848
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046 (a)	8,225	8,181
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 7/1/2045 (a)	27,900	27,901
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 3/1/2030	440	441
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 3/1/2029	100	100
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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2049	USD1,780	$1,761
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2052	5,335	5,255
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037	3,620	3,630
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042	3,110	3,111
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2047	4,005	3,865
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052	7,485	7,007
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041	785	741
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2051	3,330	2,791
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2034	165	180
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/ 1/2039	580	616
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.50% 12/ 1/2054	990	1,014
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2031	1,230	1,297
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2032	1,170	1,233
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	2,020	2,125
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045	4,930	4,452
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 3.375% 1/1/2051	1,620	1,249
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051	4,090	3,544
Small Business Fncg. Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), Series 2018-C, AMT, 5.00% 1/1/2048 (put 7/1/2038) (a)	1,785	1,703
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-2, 5.75% 9/1/2030	2,670	2,692
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 6.50% 9/1/2043	2,665	2,931
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 7.00% 9/1/2053	2,220	2,443
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 7.00% 9/1/2059	2,540	2,783
		231,621
Washington 1.90%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036	1,335	1,283
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2043	880	889
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048	880	883
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2021-B, AGI, 3.00% 7/1/2058	1,955	1,350
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 5.00% 7/1/2058	470	469
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058	1,780	1,188
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Green Bonds (North Pacific Paper Co. Recycling Project), Series 2020-A, AMT, 5.625% 12/1/2040 (a)	7,950	8,117
Health Care Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.50% 9/1/2055	3,590	3,816
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2015-A, 4.00% 10/1/2045	2,225	1,992
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	2,670	2,672
American High-Income Municipal Bond Fund — Page 100 of 117

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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	USD1,780	$1,781
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036 (preref. 12/1/2026)	665	680
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)	1,775	1,814
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2046 (preref. 12/1/2026)	1,940	1,983
Housing Fin. Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.727% 12/20/2035 (c)(d)	82,335	3,162
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	27,001	26,279
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.45% 4/20/2037 (c)	37,565	3,675
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	33,553	31,729
Housing Fin. Commission, Municipal Certs., Series 2025-1-A, 3.95% 11/20/2041 (c)	3,849	3,707
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.22% 3/1/2050 (c)	14,174	13,877
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Eliseo Project), Series 2021-A, 4.00% 1/1/2057 (a)	1,550	1,015
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2048	1,865	1,856
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2028 (a)	500	503
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2031 (a)	1,000	1,007
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2033 (a)	1,055	1,061
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Presbyterian Retirement Communities Northwest Projects), Series 2016-A, 5.00% 1/1/2046 (a)	1,000	947
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Bayview Manor Project), Series 2024, 6.00% 7/1/2059 (a)	1,630	1,667
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-B-1, 4.50% 7/1/2030 (a)	205	205
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.50% 1/1/2044 (a)	1,820	1,776
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.75% 1/1/2053 (a)	1,150	1,113
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.875% 1/1/2059 (a)	950	925
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Rockwood Retirement Communities), Series 2020-A, 5.00% 1/1/2056 (a)	16,420	14,407
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038 (a)	4,390	4,312
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2043 (a)	6,160	5,732
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048 (a)	2,625	2,320
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 4.00% 7/1/2028 (a)	460	458
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2033 (a)	500	506
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2038 (a)	1,360	1,365
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2048 (a)	1,195	1,099
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2019, 5.00% 1/1/2055 (a)	10,020	8,830
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2046 (a)	625	586
American High-Income Municipal Bond Fund — Page 101 of 117

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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2051 (a)	USD2,130	$1,939
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2050 (a)	1,000	863
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2056 (a)	2,005	1,688
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049	780	769
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	875	859
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032 (a)	1,800	1,836
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.00% 1/1/2032 (a)	1,240	1,265
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.25% 1/1/2038 (a)	9,660	9,851
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.25% 1/1/2038 (a)	1,915	1,953
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	12,175	12,551
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2033 (a)	1,040	1,001
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2034 (a)	2,070	1,971
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2034 (a)	755	770
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2035 (a)	2,930	2,752
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043 (a)	5,390	4,353
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048 (a)	6,715	4,948
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/ 2048	6,225	4,559
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	13,305	8,881
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, AGI, 3.00% 7/ 1/2058	6,365	4,395
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	3,540	2,376
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058 (a)	1,300	1,073
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/ 2058	3,080	3,074
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030	2,225	2,225
Port of Seattle, Rev. and Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2042	445	467
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2030	890	891
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2031	1,780	1,782
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 4.00% 12/1/2025	445	445
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2029	890	902
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,335	1,353
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2031	1,335	1,352
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2032	1,335	1,351
		247,531
American High-Income Municipal Bond Fund — Page 102 of 117

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Bonds, notes & other debt instruments (continued) West Virginia 0.17%	Principal amount (000)	Value (000)
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2025, AMT, 4.625% 4/15/2055 (put 5/15/2032)	USD13,030	$13,249
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Core Natural Resources, Inc. Project), Series 2025, AMT, 5.45% 1/1/2055 (put 3/27/2035) (a)	6,005	6,450
City of Huntington, Tax Increment Rev. Bonds (Highlawn Redev. Dist. No. 3 Project), Series 2025-A, 5.625% 6/1/ 2052	2,625	2,588
		22,287
Wisconsin 5.26%
Health & Educational Facs. Auth., Rev. Bonds (Benevolent Corp), Series 2017, 5.00% 6/1/2041	445	427
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/ 2026	1,140	1,143
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/ 2027	1,200	1,211
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/ 2029	1,320	1,341
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/ 2031	1,460	1,482
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/ 2037	1,080	1,081
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.00% 7/ 1/2035	2,455	2,508
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.625% 7/1/2045	10,650	10,714
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.875% 7/1/2055	9,465	9,507
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 6.00% 7/ 1/2060	12,160	12,272
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 4.25% 8/1/2034	445	447
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 5.00% 8/1/2049	5,325	5,061
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 5.45% 10/1/2039	195	205
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 6.00% 10/1/2044	265	279
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 6.125% 10/1/2059	2,215	2,297
Health and Educational Facs. Auth., Rev. Bonds (Froedtert Health, Inc.), Series 2024-A, 5.00% 4/1/2045	2,250	2,350
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031	770	662
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2041	690	519
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2051	3,005	1,959
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2056	880	550
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/ 15/2046	2,845	2,847
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2017-C, 4.00% 2/ 15/2050	720	651
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044	1,425	1,444
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	505	496
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2023-A, 6.00% 3/1/2054	1,610	1,767
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2024-B, 6.00% 3/1/2055	1,650	1,789
Public Fin. Auth., Air Cargo Rev. Bonds (AFCO Obligated Group), Series 2023, AMT, 5.50% 7/1/2037	1,080	1,170
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 7/1/2042	405	405
American High-Income Municipal Bond Fund — Page 103 of 117

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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 4.00% 7/15/2029 (a)	USD350	$349
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2039 (a)	1,225	1,220
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2049 (a)	2,985	2,770
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2054 (a)	1,410	1,281
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.125% 7/15/2037 (a)	1,760	1,770
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 7/15/2047 (a)	6,885	6,703
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 7/15/2052 (a)	1,780	1,706
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2041 (a)	790	706
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2051 (a)	1,765	1,459
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2056 (a)	1,225	993
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2036 (a)	700	633
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2039 (a)	710	672
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2050 (a)	2,175	1,868
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2051 (a)	2,075	1,507
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 5.875% 6/1/2052 (a)	1,315	1,268
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2061 (a)	2,030	1,396
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 6.00% 6/1/2062 (a)	1,390	1,352
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 4.75% 7/1/2045 (a)	1,505	1,371
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2055 (a)	1,470	1,337
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2060 (a)	2,325	2,083
Public Fin. Auth., Conference Center and Hotel Rev. First Tier Bonds (Lombard Public Facs. Corp. Project), Series 2025, 6.00% 1/1/2045 (a)	1,175	1,178
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2040 (a)	1,350	1,063
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2050 (a)	2,645	1,759
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2056 (a)	2,165	1,390
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.625% 6/15/2054 (a)	7,510	6,250
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.625% 6/15/2059 (a)	11,120	9,076
Public Fin. Auth., Education Rev. Bonds (Coral Academy of Science Las Vegas), Series 2021-A, 4.00% 7/1/2041	1,420	1,285
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2044 (a)	575	545
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 4.00% 6/15/2029 (a)	440	435
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2039 (a)	880	868
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2049 (a)	915	843
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2054 (a)	1,425	1,284
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2041 (a)	3,545	3,324
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2051 (a)	3,365	2,934
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2056 (a)	3,840	3,280
American High-Income Municipal Bond Fund — Page 104 of 117

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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Education Rev. Bonds (Triad Math & Science Academy), Series 2025, 5.25% 6/15/2065	USD2,515	$2,406
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.25% 7/15/2044 (a)	545	484
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 3.75% 7/1/ 2031	1,150	1,094
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 5.00% 7/1/ 2041	7,865	7,230
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2035 (a)	3,175	3,206
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2045 (a)	7,015	6,438
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.375% 6/15/2039 (a)	55	55
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.70% 6/15/2044 (a)	230	229
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.875% 6/15/2054 (a)	575	568
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 6.00% 6/15/2064 (a)	1,030	1,019
Public Fin. Auth., Educational Facs. Rev. Bonds (Queens University of Charlotte), Series 2022-A, 4.75% 3/1/2052	9,980	9,110
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 12/1/2025 (a)	4,680	4,681
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 8/1/2035	9,275	9,030
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046	4,560	3,697
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051	9,885	7,598
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056	13,990	10,478
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 12/1/2031 (a)	585	584
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 12/1/2041 (a)	3,190	2,919
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, AG, 3.00% 6/1/ 2045	5,545	4,415
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.625% 2/1/2046 (a)	5,050	5,170
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.75% 2/1/2052 (a)	2,405	2,453
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 6.00% 2/1/2062 (a)	2,225	2,289
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (a)	22,490	22,061
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Heritage Bend Project), CAB, Series 2025, 0% 12/15/2042 (a)	21,265	6,459
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Legacy Hills Project), Series 2024-A-1, 6.125% 11/15/2037 (a)	24,225	24,208
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032 (a)	10,977	11,006
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Sterling Traditions Project), CAB, Series 2025, 0% 12/15/2041 (a)	61,725	22,657
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Two Step Project), CAB, Series 2024, 0% 12/15/2034 (a)	8,349	4,861
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Wayside Project), Series 2024-A-2, 5.875% 11/15/2027 (a)	9,718	9,718
Public Fin. Auth., Infrastructure Program Rev. Bonds (Hartland Ranch Project), Series 2023, 6.25% 11/15/2029	4,135	4,135
Public Fin. Auth., Limited Obligation PILOT Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 12/1/2050 (a)	100	80
Public Fin. Auth., Limited Obligation Rev. Bonds (Town of Scarborough - The Downs Project), Series 2024, 5.00% 8/1/2039	1,075	1,091
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1-B, 0.001% 7/1/2062 (a)(c)	55,350	44,280
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1, 5.75% 7/1/2062	9,467	9,936
American High-Income Municipal Bond Fund — Page 105 of 117

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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.50% 7/1/2052	USD2,895	$3,039
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.625% 7/1/2055	2,340	2,472
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2044	3,350	3,359
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2049	1,330	1,310
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/ 2037	1,195	1,183
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	1,780	1,813
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2039 (a)	690	695
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2049 (a)	2,470	2,278
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2054 (a)	2,415	2,186
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2041	895	850
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2046	940	825
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2051	6,025	5,093
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 9/1/2029 (a)	1,230	1,238
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2039 (a)	1,980	2,009
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2049 (a)	5,505	5,273
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054 (a)	3,165	2,985
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051	2,240	1,855
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2056	9,020	7,311
Public Fin. Auth., Rev. Bonds (Absolute Awakenings), Series 2025, 7.25% 1/1/2061 (a)	2,225	2,394
Public Fin. Auth., Rev. Bonds (Aurora Integrated Oncology Foundation), Series 2023, 9.00% 11/1/2028 (a)	1,525	1,599
Public Fin. Auth., Rev. Bonds (Aurora Integrated Oncology Foundation), Series 2023, 10.00% 11/1/2038 (a)	19,640	22,013
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050	4,450	3,443
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM, 3.00% 7/1/2050	3,590	2,805
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2024, 5.50% 12/1/2044 (a)	4,245	4,281
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2024, 5.75% 12/1/2054 (a)	4,360	4,380
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2061	1,595	1,611
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 4.00% 10/15/2031 (a)	245	236
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2041 (a)	510	476
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2051 (a)	1,130	985
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2056 (a)	1,630	1,396
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.75% 7/1/2049	6,230	6,511
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.75% 7/1/2054	7,855	8,170
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2030 (a)	500	512
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040 (a)	5,285	5,295
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040 (preref. 4/1/2030) (a)	355	388
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2050 (a)	1,900	1,766
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2050 (preref. 4/1/2030) (a)	100	109
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052	905	782
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2020-A-1, 5.00% 1/1/2055 (a)	7,530	6,395
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 6/15/2029 (a)	370	364
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2039 (a)	660	639
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2049 (a)	1,045	927
American High-Income Municipal Bond Fund — Page 106 of 117

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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 9/30/2051	USD10,450	$8,687
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 3/31/2056	12,090	9,804
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	2,605	2,606
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2032 (a)	1,000	986
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042 (a)	2,560	2,252
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042 (preref. 4/1/2032) (a)	100	107
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2052 (preref. 4/1/2032) (a)	1,440	1,145
Public Fin. Auth., Senio Rev. Bonds (Proton International Arkansas, LLC), Series 2021-A, 6.85% 1/1/2051 (a)	5,000	3,425
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2046	9,990	9,732
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 5/15/2052 (a)	445	423
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	6,220	6,430
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046	1,550	1,269
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2052	1,775	1,381
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040	2,025	2,059
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045	2,275	2,265
Public Fin. Auth., Special Fac. Rev. Bonds (General Aviation Facs. Project), Series 2024-B, AMT, 7.00% 9/1/2054 (a)	8,570	9,137
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.50% 9/1/2030 (a)	240	251
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.75% 9/1/2035 (a)	975	1,022
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 6.25% 9/1/2046 (a)	2,520	2,612
Public Fin. Auth., Special Facs. Rev. Bonds (Sky Harbour Capital, LLC Aviation Facs. Project), Series 2021, AMT, 4.25% 7/1/2054	3,000	2,495
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029 (a)	5,771	5,836
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032 (a)	7,147	7,148
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, AGI, 4.00% 7/1/2059	2,160	1,922
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 7/1/2030	3,060	3,062
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 7/1/2035	890	890
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047	1,785	1,767
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.50% 7/1/2043 (a)	960	976
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2053 (a)	4,000	4,036
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2063 (a)	10,045	10,074
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2034	2,290	2,372
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2039	1,820	1,849
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2039	1,420	1,443
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2044	1,200	1,198
American High-Income Municipal Bond Fund — Page 107 of 117

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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2049	USD3,265	$3,200
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2041 (a)	675	596
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2051 (a)	5,630	4,453
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061 (a)	5,095	3,822
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 5.75% 6/30/2060	10,455	10,805
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 6.50% 6/30/2060	12,640	13,943
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 5.75% 12/31/2065	19,630	20,347
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 6.50% 12/31/2065	14,200	15,608
		686,873
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054	455	494
Total bonds, notes & other debt instruments (cost: $12,322,706,000)		12,157,010
Common stocks 0.00% Industrials 0.00%
AM BidCo Holdings, LLC(h)(k)(m)	1,635	— (g)
Short-term securities 5.48% Municipals 5.48%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 3.43% 12/15/2028 (a)(c)	USD7,815	7,815
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 3.90% 12/1/2033 (c)	17,395	17,395
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 3.90% 12/1/2033 (c)	2,500	2,500
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 3.90% 12/1/2029 (c)	16,930	16,930
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 3.10% 11/15/2052 (c)	12,000	12,000
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2025, 5.00% 6/25/2026	15,000	15,253
State of California, Statewide Communities Dev. Auth., Rev. IAM Commercial Paper, Series 2025-C, 2.75% 11/6/ 2025	8,000	8,000
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 3.98% 10/1/2047 (c)	16,400	16,400
State of Florida, School Dist. of Miami-Dade County, Tax Anticipation Notes, Series 2025, 4.00% 1/7/2026	15,000	15,028
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 3.55% 7/1/2051 (c)	16,300	16,300
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-B, 3.50% 7/1/2060 (c)	38,870	38,870
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 2.95% 12/1/2048 (put 2/2/2026) (n)	1,145	1,145
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.70% 8/1/2044 (c)	15,550	15,550
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 3.95% 8/1/2044 (c)	21,455	21,455
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 3.33% 12/1/2039 (c)	17,065	17,065
American High-Income Municipal Bond Fund — Page 108 of 117

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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-8, 3.20% 11/15/2033 (c)	USD10,125	$10,125
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 3.92% 8/1/2035 (c)	14,230	14,230
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 3.70% 11/1/2037 (c)	16,265	16,265
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 3.65% 4/1/2042 (c)	10,465	10,465
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 3.00% 11/15/2038 (c)	25,200	25,200
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 3.15% 11/15/2047 (c)	17,300	17,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-D, 3.90% 12/1/2030 (c)	23,100	23,100
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-C, 3.95% 12/1/2030 (c)	8,110	8,110
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-D, 3.90% 11/1/2035 (c)	5,815	5,815
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-F, 3.90% 11/1/2035 (c)	6,450	6,450
State of Mississippi, Business Fin. Corp., Port Fac. Rev. Ref. Bonds (Chevron USA, Inc. Project), Series 2023, 3.90% 6/1/2043 (c)	8,300	8,300
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 3.85% 2/15/2033 (c)	4,285	4,285
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 3.75% 3/1/2040 (c)	16,000	16,000
State of Missouri, Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-C-3, 3.20% 11/15/2039 (c)	14,020	14,020
State of New Hampshire, Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 3.85% 6/1/2041 (c)	10,775	10,775
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-2, AMT, 5.00% 12/1/2056 (put 6/2/2026) (n)	6,000	6,049
State of New Mexico, Mortgage Fin. Auth., Multi Family Housing Rev. Bonds (Sante Fe Apartments and Sangre De Cristo Project), Series 2023, 3.73% 2/1/2042 (put 12/1/2025) (n)	1,500	1,500
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 3.22% 7/1/2032 (c)	1,000	1,000
State of New York, New York City GO Bonds, Fiscal 2010, Series 2010-G-4, 3.15% 3/1/2039 (c)	22,365	22,365
State of New York, New York City GO Bonds, Fiscal 2013, Series 2013-F-3, 3.90% 3/1/2042 (c)	12,000	12,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 3.20% 6/15/2038 (c)	15,895	15,895
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 3.90% 6/15/2048 (c)	4,320	4,320
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 3.90% 6/15/2049 (c)	14,700	14,700
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-4, 3.90% 6/15/2050 (c)	20,300	20,300
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-E-4, 3.90% 2/1/2045 (c)	20,300	20,300
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 3.90% 8/1/2041 (c)	4,000	4,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-4, 3.90% 8/1/2042 (c)	3,545	3,545
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-3, 3.90% 11/1/2054 (c)	22,550	22,550
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 3.90% 1/1/2032 (c)	3,000	3,000
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 3.90% 1/1/2035 (c)	14,300	14,300
American High-Income Municipal Bond Fund — Page 109 of 117

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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of North Carolina, County of Cumberland, Industrial Facs. and Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Project Aero), Series 2024, AMT, 3.125% 12/1/2027 (put 12/1/2026) (n)	USD7,000	$6,994
State of Ohio, Higher Educational Facs. Commission, Healthcare Fac. Rev. IAM Commercial Paper, Series 2025, 2.67% 11/21/2025	20,000	19,999
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 3.90% 1/1/2039 (c)	23,000	23,000
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 3.95% 7/1/2034 (c)	345	345
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 3.90% 11/1/2041 (c)	14,200	14,200
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 3.27% 5/15/2034 (c)	4,500	4,500
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 3.27% 5/15/2034 (c)	17,500	17,500
State of Texas, Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, IAM Commercial Paper, Series 2025-A, 2.63% 1/7/2026	7,000	6,999
State of Texas, Board of Regents of the University of Texas System, Rev. IAM Commercial Paper, Series 2025-A, 2.73% 2/3/2026	10,000	9,999
State of Texas, Veterans Bonds, Series 2019, 3.45% 6/1/2050 (c)	6,285	6,285
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 3.85% 11/1/2036 (c)	15,345	15,345
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 3.92% 10/1/2044 (c)	12,000	12,000
		715,136
Total short-term securities (cost: $715,078,000)		715,136
Total investment securities 98.58% (cost: $13,037,784,000)		12,872,146
Other assets less liabilities 1.42%		186,079
Net assets 100.00%		$13,058,225
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 10/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	3,733	1/6/2026	USD777,368	$(1,357)
5 Year U.S. Treasury Note Futures	Long	1,407	1/6/2026	153,660	(254)
10 Year Ultra U.S. Treasury Note Futures	Short	251	12/31/2025	(28,987)	(215)
10 Year U.S. Treasury Note Futures	Short	500	12/31/2025	(56,336)	23
20 Year U.S. Treasury Note Futures	Long	200	12/31/2025	23,463	687
30 Year Ultra U.S. Treasury Bond Futures	Long	150	12/31/2025	18,192	711
					$(405)
Investments in affiliates (m)

	Value at 8/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.00%
Industrials 0.00%
AM BidCo Holdings, LLC (h)(k)	$—	$— (g)	$—	$—	$— (g)	$— (g)	$—
American High-Income Municipal Bond Fund — Page 110 of 117

unaudited
Restricted securities (j)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$18,630	$18,690	0.14%
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-B, 8.00% 6/15/2039	6/14/2024	11,930	12,205	0.10
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/24/2027 (h)(i)	11/21/2022	2,296	2,296	0.02
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 7/18/2027 (h)(i)	9/7/2022	2,033	2,033	0.02
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK or 6.00% Cash 7/28/2030 (h)(i)	8/25/2025	1,106	1,106	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/21/2027 (h)(i)	12/1/2022-12/27/2022	919	919	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/6/2028 (h)(i)	12/1/2023-1/25/2024	862	862	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 8/18/2027 (h)(i)	11/7/2022	727	727	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/21/2029 (h)(i)	12/2/2024	710	710	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK or 6.00% Cash 6/30/2030 (h)(i)	7/25/2025	671	671	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK or 6.00% Cash 11/18/2029 (h)(i)	12/2/2024-3/12/2025	536	536	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2023, 6.00% PIK 7/31/2028 (h)(i)	8/28/2023	492	492	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK or 6.00% Cash 1/27/2030 (h)(i)	3/12/2025	462	462	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK or 6.00% Cash 4/21/2030 (h)(i)	5/12/2025	454	454	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 5/8/2028 (h)(i)	5/25/2023	439	439	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 7/15/2029 (h)(i)	8/29/2024	236	235	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK or 6.00% Cash 2/10/2030 (h)(i)	3/12/2025	178	178	0.00 (o)
American High-Income Municipal Bond Fund — Page 111 of 117

unaudited
Restricted securities (j) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/11/2028 (h)(i)	10/30/2023	$163	$163	0.00%(o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 8/28/2028 (h)(i)	10/30/2023	138	138	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 4/10/2028 (h)(i)	5/25/2023	46	46	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 1/30/2028 (h)(i)	5/25/2023	31	31	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/4/2028 (h)(i)	1/25/2024	26	26	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 6/3/2029 (h)(i)	8/29/2024	22	22	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/6/2027 (h)(i)	11/7/2022	13	13	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/1/2029 (h)(i)	8/29/2024	10	10	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/23/2029 (h)(i)	12/2/2024	4	4	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK or 6.00% Cash 12/2/2029 (h)(i)	3/12/2025	3	3	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/20/2028 (h)(i)	8/28/2023	822	822	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 10/19/2028 (h)(i)	11/14/2023	451	451	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/16/2028 (h)(i)	5/2/2023	355	355	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 10/20/2027 (h)(i)	12/9/2022	321	321	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/16/2028 (h)(i)	1/25/2024	302	302	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/7/2028 (h)(i)	11/14/2023	177	177	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 12/15/2027 (h)(i)	5/2/2023	159	158	0.00 (o)
American High-Income Municipal Bond Fund — Page 112 of 117

unaudited
Restricted securities (j) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 1/16/2029 (h)(i)	5/2/2024	$147	$147	0.00%(o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/20/2028 (h)(i)	8/28/2023	135	135	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/7/2029 (h)(i)	5/2/2024	98	98	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 2/16/2028 (h)(i)	5/2/2023	61	60	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/15/2027 (h)(i)	12/9/2022-10/1/2025	54	53	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/19/2029 (h)(i)	9/8/2025	51	51	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 5/8/2030 (h)(i)	9/8/2025	27	27	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/17/2029 (h)(i)	9/8/2025	20	20	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/22/2029 (h)(i)	9/8/2025	13	13	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/17/2027 (h)(i)	5/2/2023	12	12	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/9/2029 (h)(i)	5/2/2024	11	11	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 5/9/2028 (h)(i)	8/28/2023	10	10	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 6/17/2030 (h)(i)	9/8/2025	6	6	0.00 (o)
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Warrants, Series 2020, 7.00% Cash 7/26/2028 (h)(i)	5/29/2023	27	27	0.00 (o)
Total		$46,396	$46,727	0.36%

American High-Income Municipal Bond Fund — Page 113 of 117

unaudited
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,317,364,000, which represented 25.40% of the net assets of the fund.

(b)	Scheduled interest and/or principal payment was not received.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Step bond; coupon rate may change at a later date.
(f)	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
(g)	Amount less than one thousand.
(h)	Value determined using significant unobservable inputs.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(k)	Security did not produce income during the last 12 months.
(l)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,058,000, which represented 0.22% of the net assets of the fund.

(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	For short-term securities, the mandatory put date is considered to be the maturity date.
(o)	Amount less than 0.01%.
American High-Income Municipal Bond Fund — Page 114 of 117

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $953,831,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American High-Income Municipal Bond Fund — Page 115 of 117

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of October 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Colorado	$—	$1,323,107	$—	$1,323,107
California	—	963,385	—	963,385
Texas	—	913,782	30,040	943,822
New York	—	899,271	—	899,271
Illinois	—	809,950	—	809,950
Puerto Rico	—	726,006	—	726,006
Wisconsin	—	686,873	—	686,873
Florida	—	634,669	—	634,669
Pennsylvania	—	421,628	—	421,628
Arizona	—	380,714	—	380,714
Other	—	4,351,753	15,832	4,367,585
Common stocks	—	—	— *	— *
Short-term securities	—	715,136	—	715,136
Total	$—	$12,826,274	$45,872	$12,872,146

Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,421	$—	$—	$1,421
Liabilities:
Unrealized depreciation on futures contracts	(1,826)	—	—	(1,826)
Total	$(405)	$—	$—	$(405)
*
Amount less than one thousand.
†
Futures contracts are not included in the fund’s investment portfolio.
American High-Income Municipal Bond Fund — Page 116 of 117

unaudited

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities

FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
IAM = Interest at Maturity
LOC = Letter of credit
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
PIK = Payment In Kind
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-040-1225
American High-Income Municipal Bond Fund — Page 117 of 117